UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                  [PHOENIX LOGO]

                                                               SEMIANNUAL REPORT

PHOENIX INSIGHT FUNDS

EQUITY FUNDS

Phoenix Insight Balanced Fund
Phoenix Insight Core Equity Fund
Phoenix Insight Emerging Markets Fund
Phoenix Insight Index Fund
Phoenix Insight Small-Cap Growth Fund
Phoenix Insight Small-Cap Opportunity Fund
Phoenix Insight Small-Cap Value Fund
Phoenix Insight Value Equity Fund

FIXED INCOME FUNDS

Phoenix Insight High Yield Bond Fund
Phoenix Insight Intermediate Government Bond Fund
Phoenix Insight Intermediate Tax-Exempt Bond Fund
Phoenix Insight Short/Intermediate Bond Fund
Phoenix Insight Tax-Exempt Bond Fund

MONEY MARKET FUNDS

Phoenix Insight Government Money Market Fund
Phoenix Insight Money Market Fund
Phoenix Insight Tax-Exempt Money Market Fund

                                                    WOULDN'T YOU RATHER HAVE THIS
                                                    DOCUMENT E-MAILED TO YOU?

TRUST NAME:                                         Eligible shareholders can sign up for
PHOENIX INSIGHT FUNDS TRUST    June 30, 2008        E-Delivery at phoenixfunds.com

NOT FDIC INSURED               NO BANK GUARANTEE    MAY LOSE VALUE

                               TABLE OF CONTENTS

                                                                                                   PAGE
                                                                                                   ----
Message to Shareholders .....................................................................        1
Disclosure of Fund Expenses .................................................................        2
Portfolio Holdings Summaries ................................................................        4
Schedules of Investments:
   Phoenix Insight Balanced Fund ("Balanced Fund") ..........................................        6
   Phoenix Insight Core Equity Fund ("Core Equity Fund") ....................................       11
   Phoenix Insight Emerging Markets Fund ("Emerging Markets Fund") ..........................       13
   Phoenix Insight Index Fund ("Index Fund") ................................................       15
   Phoenix Insight Small-Cap Growth Fund ("Small-Cap Growth Fund") ..........................       21
   Phoenix Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity Fund") ................       23
   Phoenix Insight Small-Cap Value Fund ("Small-Cap Value Fund") ............................       25
   Phoenix Insight Value Equity Fund ("Value Equity Fund") ..................................       27
   Phoenix Insight High Yield Bond Fund ("High Yield Bond Fund") ............................       29
   Phoenix Insight Intermediate Government Bond Fund ("Intermediate Government Bond Fund")...       32
   Phoenix Insight Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt Bond Fund")...       33
   Phoenix Insight Short/Intermediate Bond Fund ("Short/Intermediate Bond Fund") ............       35
   Phoenix Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") ............................       38
   Phoenix Insight Government Money Market Fund ("Government Money Market Fund") ............       41
   Phoenix Insight Money Market Fund ("Money Market Fund") ..................................       42
   Phoenix Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") ............       44
Statements of Assets and Liabilities ........................................................       48
Statements of Operations ....................................................................       52
Statements of Changes in Net Assets .........................................................       56
Financial Highlights ........................................................................       62
Notes to Financial Statements ...............................................................       76
Results of Shareholder Meeting ..............................................................       91

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Phoenix Insight Funds Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                          PHOENIX INSIGHT BALANCED FUND
                        PHOENIX INSIGHT CORE EQUITY FUND
                      PHOENIX INSIGHT EMERGING MARKETS FUND
                           PHOENIX INSIGHT INDEX FUND
                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                   PHOENIX INSIGHT SMALL CAP-OPPORTUNITY FUND
                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                        PHOENIX INSIGHT VALUE EQUITY FUND
                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                  EACH A SERIES OF PHOENIX INSIGHT FUNDS TRUST

                      Supplement dated July 2, 2008 to the
                      Class A, Class C and Class I Shares
           Prospectus dated May 1, 2008, as supplemented July 1, 2008

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED JULY 1, 2008 TO THE ABOVE-REFERENCED PROSPECTUSES, WHICH SUPPLEMENT CONTAINED CORRECTIONS TO CERTAIN PERFORMANCE INFORMATION. THIS SUPPLEMENT FURTHER CORRECTS AND CLARIFIES THE DISCLOSURE CONTAINED IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

In the prospectus sections "Performance Tables," the performance shown in the Average Annual Total Return tables for Class A Shares Return Before Taxes for one year for certain funds reflects such performance at net asset value; however, performance in these tables should have been shown net of Class A sales charges. Additionally, the performance shown for Balanced Fund's Balanced Benchmark for 5 years, 10 years and since inception is incorrect. Accordingly, the Average Annual Total Return tables are revised as follows:

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Balanced Fund is 0.06%;

The Balanced Benchmark for Phoenix Insight Balanced Fund for 5 years is 9.87%, 10 years is 6.44%, and since inception of the Class A shares is 5.19%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Core Equity Fund is 0.67%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Emerging Markets Fund is 29.27%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Index Fund is -0.87%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Growth Fund is -6.89%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small Cap-Opportunity Fund is -15.75%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Value Fund is -14.39%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Value Equity Fund is 3.51%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight High Yield Bond Fund is -2.52%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Government Bond Fund is 1.65%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Tax-Exempt Bond Fund is -1.64%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Short/Intermediate Bond Fund is -0.62%; and

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Tax-Exempt Bond Fund is -1.80%.

Further, the footnotes to the Average Annual Total Return tables for each of the funds (except the Money Market Funds) are hereby revised to include the following footnote:

      The fund's average annual total returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class C Shares.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                            MESSAGE TO SHAREHOLDERS

FELLOW PHOENIX SHAREHOLDERS:

      The second quarter of 2008 continued to be a difficult time for the disciplined investor.

      Rising energy prices, a declining dollar, climbing unemployment and a falling housing market that failed to show signs of bottoming out, all conspired to depress consumer confidence and spook investors. For the first half of the year, the S&P 500 stock index was down 11.91% and the Dow Jones Industrial Average was down 13.32%.

      The Federal Reserve Bank (the "Fed") was the focus of many headlines during the second quarter, particularly as it worked with other government bodies to restore investor confidence in the nation's banking system. The Fed continued to carefully navigate a course between stimulating the economy and keeping inflation in check. At the end of the quarter it decided to leave short term interest rates unchanged. This represented the first time the key rate had remained stable after ten consecutive months of cuts.

      As with any rough economic patch, there were some modest breaks in the clouds. The federal stimulus checks boosted consumer spending in June and gave retailers their strongest month in more than a year.

      Each of our Funds has a clearly defined investment objective and specific policies it pursues in seeking to achieve it. While the extraordinary market pressures of recent months may tempt some investors to deviate from established guidelines, we do not believe it is in the best interests of shareholders to abandon the Funds' fundamental investment approaches which have been structured to achieve long-term goals. It is important to remember that during periods of market volatility, discipline is the key for the investor, the financial advisor and the professional money manager alike.

      These reports provide information about the Funds' portfolio holdings and transactions for the reporting period, in addition to performance- and fee-related data. We encourage you to consult periodically with a financial advisor to review your holdings and to make certain they continue to reflect your current investment objectives as well as your tolerance for risk.

      PhoenixFunds offers a full range of equity, fixed income and money market funds, so we hope you will consider our investment choices when it comes time to round out your portfolio. A disciplined investor - particularly one who is working with a financial professional - understands the value of having a well-diversified portfolio to help moderate the impact of market volatility, and our multi-manager, multi-style approach gives you access to a wide range of investment products.

      Finally, I want to remind you that we are committed to providing you with best-in-class service for all your investment needs. Access to information about your investments, and answers to your questions, is available through our website, www.PhoenixFunds.com, and from our customer service team at 1-800-243-1574.

      On behalf of the entire team at Phoenix Investment Partners, Ltd., and the investment professionals at our partner companies, I want to thank you for entrusting your assets to us.

Sincerely yours,

-s- George R. Aylward
George R. Aylward
President, PhoenixFunds

July 2008

                              PHOENIX INSIGHT FUNDS
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Insight Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I and Exchange shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Insight Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                                 Beginning          Ending       Annualized    Expenses Paid
                                                Account Value    Account Value    Expense         During
                                               January 1, 2008   June 30, 2008     Ratio          Period*
                                               ---------------   -------------   ----------    -------------
BALANCED FUND
ACTUAL
Class I                                        $      1,000.00   $      941.70         0.84%   $        4.06
Class A                                               1,000.00          940.40         1.09%            5.26
Class C                                               1,000.00          936.90         1.84%            8.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,020.63         0.84%            4.23
Class A                                               1,000.00        1,019.38         1.09%            5.49
Class C                                               1,000.00        1,015.60         1.84%            9.26

CORE EQUITY FUND
ACTUAL
Class I                                        $      1,000.00   $      930.40         0.95%   $        4.56
Class A                                               1,000.00          929.10         1.20%            5.76
Class C                                               1,000.00          925.60         1.95%            9.34

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,020.08         0.95%            4.78
Class A                                               1,000.00        1,018.82         1.20%            6.04
Class C                                               1,000.00        1,015.05         1.95%            9.82

EMERGING MARKETS FUND
ACTUAL
Class I                                        $      1,000.00   $      870.30         1.48%   $        6.88
Class A                                               1,000.00          869.80         1.73%            8.04
Class C                                               1,000.00          867.10         2.47%           11.47

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,017.41         1.48%            7.45
Class A                                               1,000.00        1,016.15         1.73%            8.71
Class C                                               1,000.00        1,012.43         2.47%           12.44

INDEX FUND
ACTUAL
Class I                                        $      1,000.00   $      880.00         0.66%   $        3.09
Class A                                               1,000.00          878.40         0.91%            4.25

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,021.54         0.66%            3.32
Class A                                               1,000.00        1,020.28         0.91%            4.58

SMALL-CAP GROWTH FUND
ACTUAL
Class I                                        $      1,000.00   $      906.70         1.15%   $        5.45
Class A                                               1,000.00          905.50         1.40%            6.63
Class C                                               1,000.00          902.90         2.16%           10.22

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,019.07         1.15%            5.79
Class A                                               1,000.00        1,017.82         1.40%            7.05
Class C                                               1,000.00        1,013.99         2.16%           10.87

SMALL-CAP OPPORTUNITY FUND
ACTUAL
Class I                                        $      1,000.00   $      949.40         1.08%   $        5.23
Class A                                               1,000.00          948.00         1.33%            6.44
Class C                                               1,000.00          943.90         2.07%           10.00

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,019.43         1.08%            5.44
Class A                                               1,000.00        1,018.17         1.33%            6.70
Class C                                               1,000.00        1,014.44         2.07%           10.42

SMALL-CAP VALUE FUND
ACTUAL
Class I                                        $      1,000.00   $      937.30         1.11%   $        5.35
Class A                                               1,000.00          936.20         1.37%            6.60
Class C                                               1,000.00          932.90         2.11%           10.14

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,019.28         1.11%            5.59
Class A                                               1,000.00        1,017.97         1.37%            6.90
Class C                                               1,000.00        1,014.24         2.11%           10.62

                              PHOENIX INSIGHT FUNDS
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLE

                                                 Beginning          Ending       Annualized    Expenses Paid
                                                Account Value    Account Value    Expense         During
                                               January 1, 2008   June 30, 2008     Ratio          Period*
                                               ---------------   -------------   ----------    -------------
VALUE EQUITY FUND
ACTUAL
Class I                                        $      1,000.00   $      906.50         0.89%   $        4.22
Class A                                               1,000.00          905.50         1.14%            5.40
Class C                                               1,000.00          902.70         1.89%            8.94

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,020.38         0.89%            4.48
Class A                                               1,000.00        1,019.12         1.14%            5.74
Class C                                               1,000.00        1,015.35         1.89%            9.52

HIGH YIELD BOND FUND
ACTUAL
Class I                                        $      1,000.00   $      981.90         0.87%   $        4.29
Class A                                               1,000.00          980.70         1.12%            5.52
Class C                                               1,000.00          977.00         1.87%            9.19

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,020.48         0.87%            4.38
Class A                                               1,000.00        1,019.22         1.12%            5.64
Class C                                               1,000.00        1,015.45         1.87%            9.41

INTERMEDIATE GOVERNMENT BOND FUND
ACTUAL
Class I                                        $      1,000.00   $    1,018.50         0.50%   $        2.51
Class A                                               1,000.00        1,017.30         0.75%            3.76

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,022.35         0.50%            2.52
Class A                                               1,000.00        1,021.09         0.75%            3.78

INTERMEDIATE TAX-EXEMPT BOND FUND
ACTUAL
Class I                                        $      1,000.00   $      996.90         0.60%   $        2.98
Class A                                               1,000.00          995.70         0.85%            4.22
Class C                                               1,000.00          992.00         1.60%            7.92

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,021.84         0.60%            3.02
Class A                                               1,000.00        1,020.58         0.85%            4.28
Class C                                               1,000.00        1,016.81         1.60%            8.06

SHORT/INTERMEDIATE BOND FUND
ACTUAL
Class I                                        $      1,000.00   $    1,007.10         0.70%   $        3.49
Class A                                               1,000.00        1,005.80         0.95%            4.74
Class C                                               1,000.00        1,002.10         1.70%            8.46

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,021.34         0.70%            3.52
Class A                                               1,000.00        1,020.08         0.95%            4.78
Class C                                               1,000.00        1,016.30         1.70%            8.56

TAX-EXEMPT BOND FUND
ACTUAL
Class I                                        $      1,000.00   $      999.30         0.60%   $        2.98
Class A                                               1,000.00          999.00         0.85%            4.22
Class C                                               1,000.00          995.20         1.60%            7.94

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,021.84         0.60%            3.02
Class A                                               1,000.00        1,020.58         0.85%            4.28
Class C                                               1,000.00        1,016.81         1.60%            8.06

GOVERNMENT MONEY MARKET FUND
ACTUAL
Class I                                        $      1,000.00   $    1,013.60         0.21%   $        1.05
Class A                                               1,000.00        1,011.80         0.56%            2.80

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,023.81         0.21%            1.06
Class A                                               1,000.00        1,022.04         0.56%            2.82

MONEY MARKET FUND
ACTUAL
Class I                                        $      1,000.00   $    1,016.10         0.18%   $        0.90
Class A                                               1,000.00        1,014.40         0.53%            2.65
Exchange Class                                        1,000.00        1,016.10         0.18%            0.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,023.96         0.18%            0.91
Class A                                               1,000.00        1,022.20         0.53%            2.67
Exchange Class                                        1,000.00        1,023.96         0.18%            0.91

TAX-EXEMPT MONEY MARKET FUND
ACTUAL
Class I                                        $      1,000.00   $    1,011.50         0.19%   $        0.95
Class A                                               1,000.00        1,009.70         0.54%            2.70

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                               1,000.00        1,023.91         0.19%            0.96
Class A                                               1,000.00        1,022.14         0.54%            2.72

----------

* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

      For funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

      You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              PHOENIX INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            JUNE 30, 2008 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors or countries and as a percentage of total investments attributable to each sector or country.

                                  BALANCED FUND

Domestic Common Stocks                                                       57%
   Information Technology                                      11%
   Energy                                                      10
   Industrials                                                  7
   Other                                                       29
Agency Mortgage-Backed Securities                                            10
Non-Agency Mortgage-Backed Securities                                        10
Domestic Corporate Bonds                                                      8
Other (includes short-term investments)                                      15

                              EMERGING MARKETS FUND

Brazil                                                                       32%
India                                                                        16
Hong Kong                                                                    10
Mexico                                                                        7
South Africa                                                                  4
Thailand                                                                      4
Malaysia                                                                      4
Other (includes short-term investments)                                      23

                              SMALL-CAP GROWTH FUND

Information Technology                                                       19%
Industrials                                                                  19
Health Care                                                                  18
Energy                                                                       16
Consumer Discretionary                                                       10
Materials                                                                     7
Financials                                                                    5
Other (includes short-term investments)                                       6

                              SMALL-CAP VALUE FUND

Financials                                                                   26%
Energy                                                                       13
Industrials                                                                  12
Information Technology                                                       11
Consumer Discretionary                                                       10
Materials                                                                     9
Health Care                                                                   5
Other (includes short-term investments)                                      14

                                CORE EQUITY FUND

Information Technology                                                       18%
Energy                                                                       14
Health Care                                                                  13
Financials                                                                   12
Consumer Staples                                                              9
Consumer Discretionary                                                        6
Utilities                                                                     5
Other (includes short-term investments)                                      23

                                   INDEX FUND

Information Technology                                                       22%
Energy                                                                       16
Financials                                                                   13
Industrials                                                                  12
Health Care                                                                  11
Consumer Staples                                                             10
Consumer Discretionary                                                        8
Other (includes short-term investments)                                       8

                           SMALL-CAP OPPORTUNITY FUND

Industrials                                                                  18%
Information Technology                                                       16
Consumer Discretionary                                                       14
Financials                                                                   13
Health Care                                                                  11
Energy                                                                       11
Materials                                                                     9
Other (includes short-term investments)                                       8

                                VALUE EQUITY FUND

Energy                                                                       21%
Financials                                                                   21
Consumer Staples                                                              9
Health Care                                                                   9
Materials                                                                     9
Information Technology                                                        8
Utilities                                                                     4
Other (includes short-term investments)                                      19

                              PHOENIX INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                              HIGH YIELD BOND FUND

Domestic Corporate Bonds                                                             86%
   Consumer Discretionary                                                     26%
   Industrials                                                                18
   Energy                                                                     11
   Financials                                                                  9
   Other                                                                      22
Foreign Corporate Bonds                                                               9
Other (includes short-term investments)                                               5

                        INTERMEDIATE TAX-EXEMPT BOND FUND

Illinois                                                                             18%
California                                                                           11
Alabama                                                                              10
Ohio                                                                                  7
Texas                                                                                 6
Michigan                                                                              5
New Jersey                                                                            5
Other (includes short-term investments)                                              38

                              TAX-EXEMPT BOND FUND

Illinois                                                                             14%
Michigan                                                                             10
Texas                                                                                11
New Jersey                                                                            9
California                                                                            9
Ohio                                                                                  7
Kentucky                                                                              6
Other (includes short-term investments)                                              34

                                MONEY MARKET FUND

Commercial Paper                                                                     58%
Medium Term Notes                                                                    24
Money Market Mutual Funds                                                            10
Certificates of Deposit                                                               7
Repurchase Agreements                                                                 1

                        INTERMEDIATE GOVERNMENT BOND FUND

Agency Mortgage-Backed Securities                                                    35%
U.S. Government Securities                                                           32
Agency Non-Mortgage Backed Securities                                                26
Asset-Backed Securities                                                               5
Other (includes short-term investments)                                               2

                          SHORT/INTERMEDIATE BOND FUND

Domestic Corporate Bonds                                                             40%
Non-Agency Mortgage-Backed Securities                                                20
Agency Mortgage-Backed Securities                                                    13
U.S. Government Securities                                                           11
Asset-Backed Securities                                                               9
Foreign Corporate Bonds                                                               3
Agency Non-Mortgage Backed Securities                                                 3
Other (includes short-term investments)                                               1

                          GOVERNMENT MONEY MARKET FUND

Federal Agency Securities                                                            57%
Repurchase Agreements                                                                43

                          TAX-EXEMPT MONEY MARKET FUND

Variable Rate Demand Obligations                                                     82%
Municipal Tax-Exempt Bonds                                                            9
Commercial Paper-Municipal                                                            7
Money Market Mutual Funds                                                             2

                         PHOENIX INSIGHT BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                 PAR
                                                VALUE       VALUE
                                               -------     -------
U.S. GOVERNMENT SECURITIES--3.1%

U.S. TREASURY BONDS--2.1%
U.S. Treasury Bond
   7.500% due 11/15/16                         $  243       $   304
   9.000% due 11/15/18                            152           213
   6.000% due 2/15/26                             150           176
   4.750% due 2/15/37                             780           805
                                                            -------
                                                              1,498
                                                            -------

U.S. TREASURY NOTES--1.0%
U.S. Treasury Note
   3.375% due 11/30/12                            100           100
   4.000% due 2/15/14                             400           412
   4.000% due 2/15/15                             200           206
                                                            -------
                                                                718
                                                            -------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,217)                                      2,216
                                                            -------

AGENCY MORTGAGE-BACKED SECURITIES--10.5%
FHLMC
   5.500% due 7/1/35                              881           873
   6.000% due 12/1/36                             826           835
FHLMC 2513 JE
   5.000% due 10/15/17                            450           450
FHLMC 2770 LA
   4.500% due 4/15/33                             194           192
FHLMC 2835 HB
   5.500% due 8/15/24                             305           306
FHLMC 2886 BE
   4.500% due 11/15/19                            260           245
FHLMC 2886 CK
   5.000% due 11/15/19                            280           273
FHLMC 3099 PA
   5.500% due 9/15/25                             104           106
FHLMC 3101 PA
   5.500% due 10/15/25                            105           107
FNMA
   4.500% due 1/1/20                              263           257
   7.500% due 11/1/26                              -- (h)        -- (i)
   7.500% due 12/1/26                              17            19
   7.500% due 3/1/27                                1             1
   7.500% due 3/1/27                                7             8
   5.500% due 12/1/33                             248           246
   5.500% due 1/1/34                              155           154
   5.000% due 7/1/34                              439           423
   5.000% due 11/1/34                             114           110
   5.717% due 1/1/35 (c)                          178           179
   6.000% due 3/1/35                              102           103
   5.500% due 6/1/35                              176           174
   5.500% due 7/1/35                              195           193
   5.000% due 9/1/35                              349           336
   6.500% due 5/1/36                              441           461
FNMA 00-T8 A
   7.345% due 12/25/30 (c)                         24            25
FNMA 02-73, OE
   5.000% due 11/25/17                            400           398
FNMA 04-15, AB
   4.000% due 9/25/17                             468           461
FNMA 93-197, SB
   9.639% due 10/25/08 (c)                          3             3
FNMA 97-20 (Interest Only)
   1.840% due 3/25/27 (c)(g)                      217             9
FNMA 97-84 PL (Interest Only)
   6.500% due 2/25/09                               1            -- (i)
GNMA
   8.000% due 11/15/26                             23            25
   7.000% due 9/15/31                               4             4
   5.500% due 7/15/33                             186           186
GNMA 02-53 B
   5.552% due 5/16/26                             245           248
GNMA 04-108 C
   5.039% due 12/16/32 (c)                        195           187
                                                            -------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,623)                                      7,597
                                                            -------

MUNICIPAL BONDS--0.4%

CALIFORNIA--0.4%
State of California Taxable Series A
   5.168% due 10/1/37 (c)                         280           282
                                                            -------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST $280)                    282
                                                            -------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.0%
FHLB
   5.625% due 6/13/16                              80            81
Israel Government AID Bond
   Series 7-Z
   0.000% due 8/15/22                             690           345
Rowan Cos., Inc.
   4.330% due 5/1/19                              314           316
                                                            -------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $735)                                          742
                                                            -------

ASSET-BACKED SECURITIES--3.5%
Capital Auto Receivables
   Asset Trust 07-3, A3A
   5.020% due 9/15/11                             195           198
Capital Auto Receivables
   Asset Trust 07-3, A4
   5.210% due 3/17/14                             260           264
Capital One Multi-Asset
   Execution Trust 03-B5, B5
   4.790% due 8/15/13                             240           231
Chase Issuance Trust
   07-A15, A
   4.960% due 9/17/12                             325           330
Chase Manhattan Auto
   Owner Trust 06-B, A3
   5.130% due 5/15/11                             163           164
Citibank Credit Card Issuance
   Trust 07-A5, A5
   5.500% due 6/22/12                             435           446
Citibank Credit Card Issuance
   Trust 07-B2, B2
   5.000% due 4/2/12                              220           219
E*Trade RV & Marine Trust
   04-1, A3
   3.620% due 10/8/18                             266           261
PSE&G Transition Funding
   LLC 01-1, A5
   6.450% due 3/15/13                             255           266
Triad Auto Receivables Owner
   Trust 07-B, A4A
   5.430% due 7/14/14                             185           175
                                                            -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,541)                                      2,554
                                                            -------

DOMESTIC CORPORATE BONDS--8.1%

AEROSPACE & DEFENSE--0.2%
Boeing Co.
   8.750% due 9/15/31                             100           133

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA LLC
   5.875% due 3/15/11                             150           152

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
   7.300% due 5/1/31                              200           229

CONSUMER FINANCE--1.3%
Boeing Capital Corp.
   7.375% due 9/27/10                             180           193
Capital One Bank USA NA
   4.250% due 12/1/08                             160           160
   5.000% due 6/15/09                             125           125
HSBC Finance Corp.
   5.250% due 1/14/11                             350           351
John Deere Capital Corp.
   5.100% due 1/15/13                             150           151
                                                            -------
                                                                980
                                                            -------

ELECTRIC UTILITIES--0.6%
FPL Group Capital, Inc.
   5.625% due 9/1/11                              300           309
Virginia Electric & Power Co. Series A
   4.750% due 3/1/13                              100            98
                                                            -------
                                                                407
                                                            -------

HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. ESOP Series A
   9.360% due 1/1/21                              140           176

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
   7.600% due 4/1/32                              150           150

INTEGRATED OIL & GAS--0.3%
ConocoPhillips Holding Co.
   6.950% due 4/15/29                             165           181

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
BellSouth Corp.
   6.000% due 11/15/34                            235           215
Verizon Global Funding Corp.
   7.250% due 12/1/10                             200           213
   7.750% due 12/1/30                              30            32
                                                            -------
                                                                460
                                                            -------

INVESTMENT BANKING & BROKERAGE--0.9%
Lehman Brothers Holdings, Inc.
   4.250% due 1/27/10                             255           248
   5.750% due 1/3/17                              200           176


                       See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)



                                                 PAR
                                                VALUE       VALUE
                                               -------     -------

INVESTMENT BANKING & BROKERAGE--CONTINUED
Merrill Lynch & Co., Inc.
   5.770% due 7/25/11                          $  100       $   100
   6.050% due 8/15/12                             100            98
                                                            -------
                                                                622
                                                            -------

MANAGED HEALTH CARE--0.4%
Wellpoint, Inc.
   6.375% due 6/15/37                             320           289

MULTI-UTILITIES--0.1%
Consolidated Edison Co. of New York
   5.700% due 2/1/34                               50            45

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.
   7.950% due 4/15/32                             125           149

OIL & GAS STORAGE & TRANSPORTATION--0.2%
DCP Midstream LLC
   7.875% due 8/16/10                             150           157

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Associates Corp. NA
   6.950% due 11/1/18                              60            62
Bank of America Corp.
   6.250% due 4/15/12                             220           227
Citigroup, Inc.
   5.850% due 7/2/13                              125           124
General Electric Capital Corp.
   4.875% due 3/4/15                               75            74
JPMorgan Chase & Co.
   3.800% due 10/2/09                             325           321
                                                            -------
                                                                808
                                                            -------

PACKAGED FOODS & MEATS--0.3%
Kellogg Co. Series B
   6.600% due 4/1/11                              200           210

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
   6.750% due 12/1/33                             150           153

PROPERTY & CASUALTY INSURANCE--0.4%
Travelers Cos., Inc. (The)
   5.500% due 12/1/15                             325           321

RAILROADS--0.1%
CSX Corp.
   6.750% due 3/15/11                              50            52

RETAIL REITS--0.0%
Simon Property Group LP
   5.375% due 8/28/08                              35            35

SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
   5.000% due 2/13/14                              55            40

WATER UTILITIES--0.2%
America Water Works 144A
   6.593% due 10/15/37 (b)                        130           120
                                                            -------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $6,015)                                      5,869
                                                            -------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.1%
Adjustable Rate Mortgage
   Trust 05-11, 2A42
   5.332% due 2/25/36 (c)                         560           439
Bear Stearns Commercial
   Mortgage Securities, Inc.
   05-T18, A4
   4.933% due 2/13/42 (c)                         275           260
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW14, A4
   5.201% due 12/11/38                            165           154
Bear Stearns Commercial
   Mortgage Securities,
   Inc. 06-T22, A4
   5.631% due 4/12/38 (c)                         195           188
Bear Stearns Commercial
   Mortgage Securities, Inc.
   07-PW15, A2
   5.205% due 2/11/44                             190           184
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 05-CD1, A4
   5.400% due 7/15/44 (c)                         120           116
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 06-CD3, A2
   5.560% due 10/15/48                            305           303
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 07-CD4, A3
   5.293% due 12/11/49                            320           305
Countrywide Home Loans
   Series 03-J6, 1A1
   5.500% due 8/25/33                             223           210
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.850% due 6/19/35 (c)                         132           130
Greenwich Capital Commercial
   Funding 07-GG9, A2
   5.381% due 3/10/39                             230           225
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   06-LDP9, A3
   5.336% due 5/15/47                             170           160
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   07-CB18, A4
   5.440% due 6/12/47                             350           327
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C2, A2
   4.821% due 4/15/30                             214           214
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C5, A3
   4.964% due 9/15/30                             440           430
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 06-C3, A4
   5.661% due 3/15/39 (c)                         330           320
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C1, A4
   5.424% due 2/15/40                             320           298
MASTR Adjustable Rate
   Mortgages Trust 05-8, 3A1
   6.000% due 12/25/35 (c)                        503           407
MASTR Alternative Loans
   Trust 04-13, 12A1
   5.500% due 12/25/19                            175           175
MASTR Alternative Loans
   Trust 04-13, 8A1
   5.500% due 1/25/25                             232           230
MASTR Asset Securitization
   Trust 03-7, 4A33
   5.250% due 9/25/33                             200           188
Morgan Stanley Mortgage
   Loan Trust 06-7, 5A2
   5.962% due 6/25/36 (c)(g)                      295           226
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420% due 4/25/31 (c)(g)                       70            65
Structured Asset Securities
   Corp. 03-34A, 6A
   5.066% due 11/25/33 (c)                        163           161
Structured Asset Securities
   Corp. 04-5H, A2
   4.430% due 12/25/33(g)                           1             1
Structured Asset Securities
   Corp. 05-15, 4A1
   6.000% due 8/25/35                             197           185
Structured Asset Securities
   Corp. 05-2XS, 2A2
   5.150% due 2/25/35 (c)(g)                      102            73
Structured Asset Securities
   Corp. 98-RF3, A
   (Interest Only) 144A
   6.100% due 6/15/28 (b)(f)                       63             6
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-4, CB7
   5.500% due 6/25/35                             310           267
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-6, 2A7
   5.500% due 8/25/35                             297           289
Washington Mutual Mortgage
   Pass-Through Certificates
   02-S8, 2A7
   5.250% due 1/25/18                             221           217
Washington Mutual Mortgage
   Pass-Through Certificates
   03-S11, A1
   5.000% due 11/25/33                            458           429
Wells Fargo Mortgage-Backed
   Securities 05-AR4, B1
   4.565% due 4/25/35 (c)                         205           139
                                                            -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,976)                                      7,321
                                                            -------

FOREIGN CORPORATE BONDS (d)--1.6%

FRANCE--0.2%
France Telecom SA
   7.750% due 3/1/11                              100           106

SPAIN--0.4%
Telefonica Emisiones S.A.U.
   5.855% due 2/4/13                              320           322


                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                 PAR
                                                VALUE       VALUE
                                               -------     -------
UNITED KINGDOM--0.5%
Diageo Capital plc
   4.375% due 5/3/10                          $   200       $   200
Royal Bank of Scotland Group plc
   5.000% due 10/1/14                             200           192
                                                            -------
                                                                392
                                                            -------

UNITED STATES--0.4%
CRH America, Inc.
   5.625% due 9/30/11                             300           294
Pemex Project Funding Master Trust 144A
   5.750% due 3/1/18 (b)                           60            59
                                                            -------
                                                                353
                                                            -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,186)                                      1,173
                                                            -------


                                               SHARES
                                               ------
DOMESTIC COMMON STOCKS--55.9%

AEROSPACE & DEFENSE--2.1%
Goodrich Corp.                                 10,200           484
Lockheed Martin Corp.                           8,750           863
Northrop Grumman Corp.                          2,600           174
                                                            -------
                                                              1,521
                                                            -------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                      3,600           122

AIR FREIGHT & LOGISTICS--0.1%
Atlas Air Worldwide Holdings, Inc. (e)            900            45

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Maidenform Brands, Inc. (e)                     8,900           120
Perry Ellis International, Inc. (e)             5,050           107
                                                            -------
                                                                227
                                                            -------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Northern Trust Corp.                            2,200           151
State Street Corp.                              5,000           320
                                                            -------
                                                                471
                                                            -------

AUTO PARTS & EQUIPMENT--0.1%
ATC Technology Corp. (e)                        2,500            58

AUTOMOTIVE RETAIL--0.2%
AutoZone, Inc. (e)                              1,100           133

BIOTECHNOLOGY--0.6%
Gilead Sciences, Inc. (e)                       8,875           470

BROADCASTING & CABLE TV--0.1%
Sinclair Broadcast Group, Inc.
   Class A                                      9,400            71

COAL & CONSUMABLE FUELS--0.5%
Massey Energy Co.                               4,250           398

COMMERCIAL PRINTING--0.1%
Bowne & Co., Inc.                               3,750            48
Deluxe Corp.                                    2,250            40
                                                            -------
                                                                 88
                                                            -------

COMMODITY CHEMICALS--0.3%
Celanese Corp. Series A                         4,350           199

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. (e)                        30,860           718

COMPUTER & ELECTRONICS RETAIL--0.3%
GameStop Corp. Class A (e)                      5,550           224

COMPUTER HARDWARE--3.3%
Apple, Inc. (e)                                 3,375           565
Hewlett-Packard Co.                            27,900         1,234
International Business Machines Corp.           5,200           616
                                                            -------
                                                              2,415
                                                            -------

COMPUTER STORAGE & PERIPHERALS--1.0%
QLogic Corp. (e)                               11,200           164
Western Digital Corp. (e)                      16,250           561
                                                            -------
                                                                725
                                                            -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
Deere & Co.                                     5,950           429

CONSUMER FINANCE--0.1%
Advance America Cash Advance Centers, Inc.     10,550            54

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
MasterCard, Inc., Class A                         750           199
Western Union Co. (The)                        12,000           297
                                                            -------
                                                                496
                                                            -------

DIVERSIFIED REITS--0.2%
Colonial Properties Trust                       2,350            47
PS Business Parks, Inc.                         1,900            98
                                                            -------
                                                                145
                                                            -------

ELECTRIC UTILITIES--0.5%
El Paso Electric Co. (e)                        3,800            75
FPL Group, Inc.                                 2,200           144
Portland General Electric Co.                   5,400           122
                                                            -------
                                                                341
                                                            -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Smith (A.O.) Corp.                              4,300           141

ELECTRONIC MANUFACTURING SERVICES--0.1%
Methode Electronics, Inc.                       5,000            52

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste Industries, Inc. (e)              21,625           273

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
CF Industries Holdings, Inc.                    1,150           176
Monsanto Co.                                    2,150           272
Mosaic Co. (The) (e)                            2,000           289
                                                            -------
                                                                737
                                                            -------

FOOD RETAIL--1.5%
Kroger Co. (The)                               15,050           435
Safeway, Inc.                                   6,200           177
SUPERVALU, Inc.                                14,800           457
                                                            -------
                                                              1,069
                                                            -------

FOOTWEAR--0.3%
NIKE, Inc. Class B                              3,650           218

GAS UTILITIES--1.1%
ONEOK, Inc.                                    13,000           635
Southwest Gas Corp.                             6,700           199
                                                            -------
                                                                834
                                                            -------

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc. (e)                              6,700           209

HEALTH CARE DISTRIBUTORS--0.8%
AmerisourceBergen Corp.                         4,700           188
McKesson Corp.                                  6,600           369
                                                            -------
                                                                557
                                                            -------

HEALTH CARE EQUIPMENT--0.8%
Baxter International, Inc.                      8,900           569

HEALTH CARE SERVICES--1.3%
Alliance Imaging, Inc. (e)                     19,200           166
Express Scripts, Inc. (e)                       6,800           427
Medco Health Solutions, Inc. (e)                6,850           323
                                                            -------
                                                                916
                                                            -------

HOME ENTERTAINMENT SOFTWARE--0.4%
Activision, Inc. (e)                            7,900           269

HOMEFURNISHING RETAIL--0.1%
Rent-A-Center, Inc. (e)                         2,600            53

HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co.                           8,800           608

HYPERMARKETS & SUPER CENTERS--1.1%
BJ's Wholesale Club, Inc. (e)                   5,350           207
Wal-Mart Stores, Inc.                          10,450           587
                                                            -------
                                                                794
                                                            -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The) (e)                             4,650            89
NRG Energy, Inc. (e)                            5,300           228
                                                            -------
                                                                317
                                                            -------

INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                           18,340           489
Tredegar Corp.                                  5,700            84
Walter Industries, Inc.                         2,700           294
                                                            -------
                                                                867
                                                            -------
INDUSTRIAL MACHINERY--0.5%
Eaton Corp.                                     1,550           132
EnPro Industries, Inc. (e)                      1,700            63
Parker Hannifin Corp.                           2,000           143
                                                            -------
                                                                338
                                                            -------

INTEGRATED OIL & GAS--5.2%
Chevron Corp.                                   4,500           446
ConocoPhillips                                 11,459         1,082
Exxon Mobil Corp.                              13,465         1,187
Hess Corp.                                      3,000           378
Occidental Petroleum Corp.                      7,500           674
                                                            -------
                                                              3,767
                                                            -------

                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              SHARES        VALUE
                                             --------      ---------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                     23,000       $   775
Cincinnati Bell, Inc. (e)                      13,300            53
Embarq Corp.                                   15,100           714
                                                            -------
                                                              1,542
                                                            -------

INTERNET RETAIL--0.2%
Expedia, Inc. (e)                               6,900           127

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc. (e)                                  5,900           161

INVESTMENT BANKING & BROKERAGE--0.9%
Charles Schwab Corp. (The)                      5,375           110
Goldman Sachs Group, Inc. (The)                 2,450           429
Morgan Stanley                                  3,075           111
                                                            -------
                                                                650
                                                            -------

IT CONSULTING & OTHER SERVICES--0.3%
Acxiom Corp.                                   14,800           170
SAIC, Inc. (e)                                  3,300            69
                                                            -------
                                                                239
                                                            -------

LIFE & HEALTH INSURANCE--0.8%
MetLife, Inc.                                  10,800           570

LIFE SCIENCES TOOLS & SERVICES--0.9%
Invitrogen Corp. (e)                           13,650           536
Waters Corp. (e)                                2,150           139
                                                            -------
                                                                675
                                                            -------

MANAGED HEALTH CARE--0.4%
CIGNA Corp.                                     6,800           241
Humana, Inc. (e)                                2,050            81
                                                            -------
                                                                322
                                                            -------

METAL & GLASS CONTAINERS--0.8%
Owens-Illinois, Inc. (e)                       14,800           617

MOVIES & ENTERTAINMENT--0.4%
Walt Disney Co. (The)                           9,525           297

MULTI-LINE INSURANCE--0.8%
Assurant, Inc.                                  9,000           594

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                     4,600            56

OIL & GAS DRILLING--0.9%
Helmerich & Payne, Inc.                         5,275           380
Patterson-UTI Energy, Inc.                      4,000           144
Unit Corp. (e)                                  2,050           170
                                                            -------
                                                                694
                                                            -------

OIL & GAS EQUIPMENT & SERVICES--1.3%
Halliburton Co.                                 2,400           127
Key Energy Services, Inc. (e)                   5,200           101
National Oilwell Varco, Inc. (e)                5,725           508
SEACOR Holdings, Inc. (e)                       2,150           193
                                                            -------
                                                                929
                                                            -------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Apache Corp.                                    3,900           542
Stone Energy Corp. (e)                          2,600           172
W&T Offshore, Inc.                             10,000           585
                                                            -------
                                                              1,299
                                                            -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp.                          12,000           286
JPMorgan Chase & Co.                            8,000           275
                                                            -------
                                                                561
                                                            -------

PAPER PACKAGING--0.2%
Rock-Tenn Co. Class A                           5,900           177

PAPER PRODUCTS--0.1%
Buckeye Technologies, Inc. (e)                 12,050           102

PHARMACEUTICALS--1.8%
Merck & Co., Inc.                              12,475           470
Perrigo Co.                                     5,600           178
Pfizer, Inc.                                   21,300           372
Watson Pharmaceuticals, Inc. (e)                5,450           148
Wyeth                                           2,900           139
                                                            -------
                                                              1,307
                                                            -------

PROPERTY & CASUALTY INSURANCE--0.8%
American Physicians Capital, Inc.               3,200           155
Berkley (W.R.) Corp.                            5,750           139
Darwin Professional Underwriters, Inc. (e)      2,150            66
Harleysville Group, Inc.                        2,550            86
Navigators Group, Inc. (The) (e)                1,250            68
SeaBright Insurance Holdings, Inc. (e)          3,400            49
                                                            -------
                                                                563
                                                            -------

PUBLISHING--0.1%
Scholastic Corp. (e)                            3,750           107

RAILROADS--0.7%
Burlington Northern
   Santa Fe Corp.                               2,350           235
Norfolk Southern Corp.                          4,100           257
                                                            -------
                                                                492
                                                            -------

REGIONAL BANKS--0.7%
Chemical Financial Corp.                        4,300            88
City Holding Co.                                3,750           153
Community Trust Bancorp, Inc.                   2,950            77
First Financial Bancorp                         5,200            48
NBT Bancorp, Inc.                               2,700            55
Renasant Corp.                                  4,400            65
                                                            -------
                                                                486
                                                            -------

REINSURANCE--0.2%
Platinum Underwriters Holdings  Ltd.            5,800           189

RESTAURANTS--1.7%
McDonald's Corp.                                7,000           394
Yum! Brands, Inc.                              23,980           841
                                                            -------
                                                              1,235
                                                            -------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                         4,825            92
MEMC Electronic Materials, Inc. (e)             1,050            64
MKS Instruments, Inc. (e)                       2,500            55
                                                            -------
                                                                211
                                                            -------

SEMICONDUCTORS--0.8%
Broadcom Corp. Class A (e)                      2,850            78
Intel Corp.                                    21,070           453
NVIDIA Corp. (e)                                2,800            52
                                                            -------
                                                                583
                                                            -------

SOFT DRINKS--0.1%
Coca-Cola Bottling Co.
   Consolidated                                 1,650            61

SPECIALIZED FINANCE--0.1%
PHH Corp. (e)                                   4,000            61

SPECIALIZED REITS--0.5%
LTC Properties, Inc.                            2,400            61
Nationwide Health Properties, Inc.              5,700           180
Potlatch Corp.                                  2,800           126
                                                            -------
                                                                367
                                                            -------

SPECIALTY CHEMICALS--0.4%
Minerals Technologies, Inc.                     2,650           169
Rockwood Holdings, Inc. (e)                     3,600           125
                                                            -------
                                                                294
                                                            -------

SYSTEMS SOFTWARE--2.1%
Microsoft Corp.                                24,790           682
Oracle Corp. (e)                               40,760           856
                                                            -------
                                                              1,538
                                                            -------
TECHNOLOGY DISTRIBUTORS--1.0%
Arrow Electronics, Inc. (e)                     7,000           215
Avnet, Inc. (e)                                10,000           273
Tech Data Corp. (e)                             6,250           212
                                                            -------
                                                                700
                                                            -------

TOBACCO--1.0%
Lorillard, Inc. (e)                            10,100           699

TRADING COMPANIES & DISTRIBUTORS--0.1%
H&E Equipment Services, Inc. (e)                7,100            85

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Syniverse Holdings, Inc. (e)                    7,000           113
                                                            -------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,031)                                    40,641
                                                            -------

FOREIGN COMMON STOCKS (d)--5.2%

COMMUNICATIONS EQUIPMENT--0.7%
Nokia Oyj Sponsored ADR (Finland)              17,550           430
Research In Motion Ltd. (Canada) (e)              500            59
                                                            -------
                                                                489
                                                            -------

                        See Notes to Financial Statements

                         PHOENIX INSIGHT BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------

DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                               9,400      $  1,102

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
AU Optronics Corp. Sponsored ADR (Taiwan)       6,700           107
LG Display Co., Ltd. ADR (South Korea)          4,725            88
                                                           --------
                                                                195
                                                           --------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A
   (United States)                              7,200           293

PACKAGED FOODS & MEATS--0.9%
Unilever N.V. NY Registered Shares
  (United States)                              23,000           653

REINSURANCE--0.8%
Arch Capital Group Ltd. (United States) (e)     9,400           623

STEEL--0.6%
ArcelorMittal (Luxembourg)                      4,200           416
                                                           --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,440)                                      3,771
                                                           --------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $71,044)                                    72,166
                                                           --------

SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
AIM-STIT Liquid Assets Portfolio (The)-
   Institutional Shares
   (seven-day effective yield 2.580%)         110,300           110
Goldman Sachs Financial Square Funds-
   Money Market Fund-
   Select Shares (seven-day
   effective yield 2.380%)                        546             1
JPMorgan Prime Money Market Fund-
   Institutional Shares (seven-day
   effective yield 2.540%)                    211,894           212
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $323)                                          323
                                                           --------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $71,367)                                    72,489 (a)

Other assets and liabilities, net--0.2%                         168
                                                           --------
NET ASSETS--100.0%                                         $ 72,657
                                                           ========


ABBREVIATIONS:

ADR   American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA  Fannie Mae or Federal National Mortgage Association

GNMA  Ginnie Mae or Government National Mortgage Association

REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,841 and gross depreciation of $4,764 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $71,411.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $185 or 0.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e)   Non-income producing.

(f) Illiquid and restricted security. At June 30, 2008, this security amounted to a value of $6 (reported in 000s) or 0.0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   Illiquid security.

(h)   The par value is less than $500.

(i)   Amount is less than $500.

                       See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--88.0%

AEROSPACE & DEFENSE--3.5%
Boeing Co. (The)                               14,200      $    933
General Dynamics Corp.                         32,500         2,737
Honeywell International, Inc.                  12,400           623
                                                           --------
                                                              4,293
                                                           --------

APPAREL RETAIL--0.7%
Gap, Inc. (The)                                50,400           840

APPLICATION SOFTWARE--1.7%
Autodesk, Inc. (b)                             19,500           659
Cadence Design Systems, Inc. (b)               65,800           665
Synopsys, Inc. (b)                             32,150           769
                                                           --------
                                                              2,093
                                                           --------

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
Bank of New York Mellon Corp. (The)            28,800         1,090
BlackRock, Inc.                                 8,900         1,575
Northern Trust Corp.                           21,550         1,478
SEI Investments Co.                            27,400           644
                                                           --------
                                                              4,787
                                                           --------

AUTO PARTS & EQUIPMENT--1.5%
Johnson Controls, Inc.                         64,700         1,856

BIOTECHNOLOGY--2.5%
Celgene Corp. (b)                              13,450           859
Gilead Sciences, Inc. (b)                      41,500         2,197
                                                           --------
                                                              3,056
                                                           --------

COMMUNICATIONS EQUIPMENT--0.6%
Cisco Systems, Inc. (b)                        33,750           785

COMPUTER HARDWARE--3.1%
Apple, Inc. (b)                                 7,900         1,323
Hewlett-Packard Co.                            26,150         1,156
International Business Machines Corp.          11,100         1,316
                                                           --------
                                                              3,795
                                                           --------

COMPUTER STORAGE & PERIPHERALS--3.4%
QLogic Corp. (b)                              121,750         1,776
Western Digital Corp. (b)                      68,300         2,359
                                                           --------
                                                              4,135
                                                           --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Deere & Co.                                    33,900         2,445

DRUG RETAIL--1.1%
CVS Caremark Corp.                             32,650         1,292

ELECTRIC UTILITIES--4.8%
FirstEnergy Corp.                              34,200         2,816
FPL Group, Inc.                                45,000         2,951
                                                           --------
                                                              5,767
                                                           --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
First Solar, Inc. (b)                           3,150           859

FERTILIZERS & AGRICULTURAL CHEMICALS--3.0%
Monsanto Co.                                   15,000         1,897
Mosaic Co. (The) (b)                           12,200         1,765
                                                           --------
                                                              3,662
                                                           --------
FOOD RETAIL--3.1%
Kroger Co. (The)                              129,550         3,740

FOOTWEAR--0.8%
NIKE, Inc. Class B                             16,700           995

HEALTH CARE DISTRIBUTORS--2.1%
McKesson Corp.                                 46,100         2,577

HEALTH CARE EQUIPMENT--0.9%
Stryker Corp.                                  18,050         1,135

HEALTH CARE SERVICES--1.2%
Medco Health Solutions, Inc. (b)               29,900         1,411

HEALTH CARE TECHNOLOGY--0.7%
Cerner Corp. (b)                               18,950           856

HOME ENTERTAINMENT SOFTWARE--0.6%
Activision, Inc. (b)                           20,400           695

HYPERMARKETS & SUPER CENTERS--2.2%
Costco Wholesale Corp.                         37,600         2,637

INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                           39,252         1,048

INDUSTRIAL GASES--1.9%
Air Products & Chemicals, Inc.                  9,350           924
Praxair, Inc.                                  15,000         1,414
                                                           --------
                                                              2,338
                                                           --------

INDUSTRIAL MACHINERY--1.2%
Danaher Corp.                                  19,500         1,507

INDUSTRIAL REITS--2.4%
ProLogis                                       53,000         2,881

INTEGRATED OIL & GAS--10.5%
Chevron Corp.                                  30,600         3,033
Exxon Mobil Corp.                              58,890         5,190
Hess Corp.                                      6,850           865
Marathon Oil Corp.                             18,050           936
Occidental Petroleum Corp.                     30,550         2,745
                                                           --------
                                                             12,769
                                                           --------

INTEGRATED TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc.                                    105,930         3,569
Verizon Communications, Inc.                   27,900           987
                                                           --------
                                                              4,556
                                                           --------

LIFE & HEALTH INSURANCE--2.9%
AFLAC, Inc.                                    33,850         2,126
MetLife, Inc.                                  26,450         1,396
                                                           --------
                                                              3,522
                                                           --------

MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc. Class A               33,300           593

OIL & GAS DRILLING--1.6%
Transocean, Inc. (b)                           12,824         1,954

OIL & GAS EQUIPMENT & SERVICES--1.0%
National Oilwell Varco, Inc. (b)               13,250         1,176

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Apache Corp.                                    6,200           862

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
JPMorgan Chase & Co.                           20,500           703

PHARMACEUTICALS--3.6%
Novo Nordisk A/S                               30,400         2,007
Watson Pharmaceuticals, Inc. (b)               89,000         2,418
                                                           --------
                                                              4,425
                                                           --------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp.                           24,150           583

RAILROADS--1.6%
Union Pacific Corp.                            26,500         2,001

RESTAURANTS--2.5%
McDonald's Corp.                               54,050         3,039

SEMICONDUCTOR EQUIPMENT--1.3%
KLA-Tencor Corp.                               23,200           945
Lam Research Corp. (b)                         16,000           578
                                                           --------
                                                              1,523
                                                           --------

SEMICONDUCTORS--2.9%
Broadcom Corp. Class A (b)                    102,000         2,783
NVIDIA Corp. (b)                               36,100           676
                                                           --------
                                                              3,459
                                                           --------

SOFT DRINKS--2.4%
Coca-Cola Co. (The)                            57,150         2,971

SPECIALIZED FINANCE--0.5%
CME Group, Inc.                                 1,500           575

SYSTEMS SOFTWARE--0.6%
Microsoft Corp.                                26,300           723
                                                           --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,650)                                   106,919
                                                           --------
FOREIGN COMMON STOCKS (c)--10.9%

COMMUNICATIONS EQUIPMENT--0.8%
Nokia Oyj Sponsored ADR (Finland)              39,200           960

DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                              15,186         1,780

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Potash Corp. of Saskatchewan, Inc. (Canada)     3,250           743

INDUSTRIAL CONGLOMERATES--0.5%
Siemens AG Sponsored ADR (Germany)              5,950           655

IT CONSULTING & OTHER SERVICES--3.1%
Accenture Ltd. Class A (United States)         90,850         3,699


                       See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Schlumberger Ltd. (Netherlands)                 6,900      $    741

PHARMACEUTICALS--2.5%
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR (Israel)                      66,050         3,025

REINSURANCE--0.6%
Arch Capital Group Ltd. (United States) (b)    11,350           753

STEEL--0.7%
ArcelorMittal (Luxembourg)                      9,100           902
                                                           --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 13,024)                                   13,258
                                                           --------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $ 110,674)                                 120,177
                                                           --------
SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%
AIM STIT-Liquid Assets
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 2.580%)         807,644           808
Goldman Sachs Financial
   Square Funds - Money Market Fund -
   Select Shares (seven-day effective
   yield 2.380%)                                2,253             2
JPMorgan Prime Money
   Market Fund - Institutional Shares
   (seven-day effective yield 2.540%)         586,606           587
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,397)                                     1,397
                                                           --------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $ 112,071)                                 121,574 (a)

Other assets and liabilities, net--(0.1)%                      (110)
                                                         ----------
NET ASSETS--100.0%                                       $  121,464
                                                         ==========

ABBREVIATIONS:

ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,241 and gross depreciation of $6,894 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $112,227.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                     PHOENIX INSIGHT EMERGING MARKETS FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------
FOREIGN COMMON STOCKS (c)--96.4%

BRAZIL--29.6%
Banco Bradesco SA Sponsored ADR
   (Diversified Banks)                        103,950      $  2,127
Banco Itau Holding Financieira SA ADR
   (Diversified Banks)                        201,675         4,096
CIA Vale do Rio Doce ADR (Diversified
   Metals & Mining)                           206,000         7,379
Companhia de Bebidas Americas ADR (Brewers)    26,000         1,647
Companhia de Saneamento de Minas Gerais
   (Water Utilities)                          103,782         1,925
Companhia Energetica de Minas Gerais
   (Electric Utilities)                       113,102         2,768
Construtora Tenda SA (Homebuilding) (b)       224,683         1,521
Itausa Investimentos SA (Industrial
   Conglomerates)                             518,468         3,292
NET Servicos de Comunicacao SA (Broadcasting
   & Cable TV) (b)                            113,392         1,416
Petroleo Brasileiro SA ADR (Integrated
   Oil & Gas)                                 146,312        10,363
Souza Cruz SA (Tobacco)                       165,426         4,709
Trisul SA (Homebuilding)                      290,700         1,367
                                                           --------
                                                             42,610
                                                           --------

CHILE--1.3%
Banco Santander Chile SA (Diversified
   Banks)                                   4,307,800           179
Banco Santander Chile SA ADR (Diversified
   Banks)                                      41,100         1,768
                                                           --------
                                                              1,947
                                                           --------

CHINA--1.2%
China Molybdenum Co., Ltd. Class H
   (Steel)                                    324,400           278
China Shenhua Energy Co., Ltd. Class H
   (Coal & Consumable Fuels)                  184,000           724
Xinao Gas Holdings Ltd. (Gas Utilities)       432,361           742
                                                           --------
                                                              1,744
                                                           --------

HONG KONG--10.0%
China Mobile Ltd.
   (Wireless Telecommunication Services)      123,300         1,655
CNOOC Ltd. (Oil & Gas Exploration &
   Production)                              3,366,300         5,844
CNOOC Ltd. ADR (Oil & Gas Exploration &
   Production)                                  8,489         1,473
Hang Seng Bank Ltd. (Diversified Banks)        79,200         1,672
HongKong Electric Holdings Ltd.
   (Electric Utilities)                       373,400         2,234

Jardine Matheson Holdings Ltd. (Industrial
   Conglomerates)                              28,200           903
Peace Mark Holdings Ltd. (Apparel,
   Accessories & Luxury Goods)                921,300           642
                                                           --------
                                                             14,423
                                                           --------

INDIA--16.2%
ABB Ltd. (Electrical Components & Equipment)   33,237           623
Axis Bank Ltd. (Regional Banks)                92,185         1,300
Bharat Heavy Electricals Ltd. (Electrical
   Components & Equipment)                      5,808           187
Bharti Airtel Ltd. (Wireless Telecommunication
   Services) (b)                              222,900         3,753
Colgate Palmolive India Ltd. (Personal
   Products)                                   71,600           591
Container Corp. of India Ltd. (Railroads)      38,852           703
HDFC Bank Ltd. (Diversified Banks)             86,051         2,016
HDFC Bank Ltd. ADR (Diversified Banks)         18,434         1,321
Hindustan Unilever Ltd. (Personal Products)   207,500         1,001
Housing Development Finance Corp.
   (Consumer Finance)                          68,975         3,158
India Infoline Ltd. (Investment Banking &
   Brokerage)                                  24,487           288
Infrastructure Development Finance Co., Ltd.
   (Consumer Finance) (b)                     396,100           955
ITC Ltd. (Tobacco)                            506,924         2,211
Jain Irrigation Systems Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)                                     62,701           713
Jammu & Kashmir Bank Ltd.
   (Regional Banks) (b)                        44,465           548
Nestle India Ltd. (Packaged Foods & Meats)     34,690         1,317
United Breweries Holdings Ltd.
   (Brewers)                                   67,056           495
United Spirits Ltd. (Brewers)                  73,734         2,142
                                                           --------
                                                             23,322
                                                           --------

INDONESIA--4.2%
PT Bumi Resources Tbk
   (Coal & Consumable Fuels)                3,128,200         2,792
PT Indo Tambangraya Megah
   (Coal & Consumable Fuels)                  434,000         1,585
PT Tambang Batubara Bukit
   Asam Tbk (Coal & Consumable Fuels)         961,700         1,713
                                                           --------
                                                              6,090
                                                           --------

MALAYSIA--4.3%
Gamuda Bhd
   (Construction & Engineering)             1,224,700           878
Genting Bhd (Casinos & Gaming)                873,400         1,501
KNM Group Bhd
   (Oil & Gas Equipment & Services)           940,125         1,830
Media Prima Bhd
   (Broadcasting & Cable TV)                  722,300           401
Tanjong plc (Casinos & Gaming)                386,800         1,625
                                                           --------
                                                              6,235
                                                           --------

MEXICO--6.6%
America Movil S.A.B. de C.V. ADR Series L
  (Wireless Telecommunication Services)       102,070         5,384
America Movil S.A.B. de C.V. Series L
  (Wireless Telecommunication Services)       200,511           529
Banco Compartamos S.A.B. de C.V.
   (Regional Banks)                           140,229           525
Coca-Cola Femsa S.A.B.
   de C.V. Sponsored ADR
   (Soft Drinks)                               16,297           919
Fomento Economico Mexicano S.A.B. de C.V. ADR
   (Soft Drinks)                               26,513         1,207
Kimberly-Clark de Mexico S.A.B. de C.V
   (Personal Products)                        227,940           928
                                                           --------
                                                              9,492
                                                           --------

PERU--0.8%
Credicorp Ltd. ADR
   (Diversified Banks)                         13,400         1,100

RUSSIA--2.1%
Gazprom OAO (Gazstream SA) Sponsored ADR
   (Integrated Oil & Gas)                      52,575         3,044

SINGAPORE--4.1%
DBS Group Holdings, Ltd. (Diversified Banks)  109,100         1,518
Keppel Corp., Ltd. (Industrial Conglomerates) 190,000         1,559
SembCorp Marine Ltd. (Construction & Farm
   Machinery & Heavy Trucks)                  511,300         1,524
Straits Asia Resources Ltd. (Coal &
   Consumable Fuels)                          501,100         1,300
                                                           --------
                                                              5,901
                                                           --------

SOUTH AFRICA--4.4%
MTN Group Ltd. (Wireless Telecommunication
   Services)                                   94,393         1,494
Sasol Ltd. (Integrated Oil & Gas)              83,300         4,904
                                                           --------
                                                              6,398
                                                           --------

                       See Notes to Financial Statements

                     PHOENIX INSIGHT EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------
SOUTH KOREA--4.1%
Daegu Bank (Regional Banks)                    78,843      $  1,047
KT&G Corp. (Tobacco)                           20,038         1,725
S1 Corp. (Diversified Commercial
   & Professional Services)                    51,115         3,069
                                                           --------
                                                              5,841
                                                           --------

THAILAND--4.4%
PTT Exploration & Production PCL
   (Oil & Gas Exploration & Production)     1,146,300         6,308

TURKEY--0.0%
Haci Omer Sabanci Holding  A.S. (Multi-Sector
    Holdings)                                       3            -- (g)

UNITED KINGDOM--3.1%
BHP Billiton plc (Diversified Metals & Mining) 60,300         2,296
British American Tobacco plc (Tobacco)         64,763         2,234
                                                           --------
                                                              4,530
                                                           --------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 132,435)                                 138,985
                                                           --------

                                                 PAR
                                                VALUE
                                                (000)
                                                -----
FOREIGN CONVERTIBLE BONDS--0.0%

BRAZIL--0.0%
Companhia de Saneamento de Minas
   Gerais 8.555% due 6/1/13 (d)                  $  1 (e)        52
                                                            -------

TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $ 42)                                           52
                                                            -------



                                               SHARES        VALUE
                                              --------    ---------
FOREIGN PREFERRED STOCKS--2.4%

BRAZIL--2.4%
AES Tiete SA Pfd. 11.258%
   (Independent Power Producers &
   Energy Traders)                            157,801     $   1,634
Eletropaulo Metropolitana de Sao Paulo
   SA Series B Pfd. 11.998%
   (Electric Utilities)                        74,294         1,743
                                                          ---------

TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $ 1,858)                                     3,377
                                                          ---------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $ 134,335)                                 142,414
                                                          ---------

SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.1%
BlackRock Liquidity Funds
   TempCash Portfolio - Institutional
   Shares (seven-day effective yield 3.310%)   56,354            56
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective yield 3.280%)          56,353            56
                                                          ---------
                                                                112
                                                          ---------

FEDERAL AGENCY SECURITIES (f)--0.6%
FHLMC
   1.970% due 7/1/08                              940           940
                                                          ---------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,052)                                     1,052
                                                          ---------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $ 135,387)                                 143,466 (a)

Other assets and liabilities, net--0.5%                         705
                                                          ---------
NET ASSETS--100.0%                                        $ 144,171
                                                          =========

ABBREVIATIONS:

ADR     American Depositary Receipt
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,285 and gross depreciation of $10,789 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $135,970.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)   Par value represents Brazilian Real.

(f)   The rate shown is the discount rate.

(g)   Amount is less than $500.

                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES        VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--94.6%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The) (b)       2,050      $     18
Omnicom Group, Inc.                             1,300            58
                                                           --------
                                                                 76
                                                           --------

AEROSPACE & DEFENSE--2.7%
Boeing Co. (The)                                2,900           191
General Dynamics Corp.                          1,600           135
Goodrich Corp.                                    500            24
Honeywell International, Inc.                   2,950           148
L-3 Communications Holdings, Inc.                 500            45
Lockheed Martin Corp.                           1,400           138
Northrop Grumman Corp.                          1,400            94
Precision Castparts Corp.                         600            58
Raytheon Co.                                    1,700            96
Rockwell Collins, Inc.                            700            33
United Technologies Corp.                       3,800           234
                                                           --------
                                                              1,196
                                                           --------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                      2,300            78

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of Washington, Inc.      900            39
FedEx Corp.                                     1,200            95
Robinson (C.H.) Worldwide, Inc                    700            38
United Parcel Service, Inc. Class B             4,000           246
                                                           --------
                                                                418
                                                           --------

AIRLINES--0.1%
Southwest Airlines Co.                          2,950            38

ALUMINUM--0.3%
Alcoa, Inc.                                     3,200           114

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co., Class A                  400            25
Gap, Inc. (The)                                 1,750            29
Limited Brands, Inc.                            1,400            24
TJX Cos., Inc. (The)                            1,750            55
                                                           --------
                                                                133
                                                           --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc. (b)                                 1,500            43
Jones Apparel Group, Inc.                         400             6
Liz Claiborne, Inc.                               500             7
Polo Ralph Lauren Corp.                           200            13
VF Corp.                                          400            28
                                                           --------
                                                                 97
                                                           --------

APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc. (b)                         2,000            79
Autodesk, Inc. (b)                              1,000            34
Citrix Systems, Inc. (b)                          800            23
Compuware Corp. (b)                             1,400            13
Intuit, Inc. (b)                                1,400            39
                                                           --------
                                                                188
                                                           --------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
American Capital Ltd.                             750            18
Ameriprise Financial, Inc.                        980            40
Bank of New York Mellon Corp. (The)             4,040           153
Federated Investors, Inc. Class B                 400            14
Franklin Resources, Inc.                          600            55
Janus Capital Group, Inc.                         700            18
Legg Mason, Inc.                                  600            26
Northern Trust Corp.                              800            55
State Street Corp.                              1,550            99
T. Rowe Price Group, Inc.                       1,100            62
                                                           --------
                                                                540
                                                           --------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                          2,350            67

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. (b)                              7,250            35
General Motors Corp.                            2,150            25
                                                           --------
                                                                 60
                                                           --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. (b)                              600             6
AutoZone, Inc. (b)                                200            24
                                                           --------
                                                                 30
                                                           --------

BIOTECHNOLOGY--1.4%
Amgen, Inc. (b)                                 3,950           186
Biogen Idec, Inc. (b)                           1,200            67
Celgene Corp. (b)                               1,700           109
Genzyme Corp. (b)                               1,100            79
Gilead Sciences, Inc. (b)                       3,500           186
                                                           --------
                                                                627
                                                           --------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.                       2,700           168
Molson Coors Brewing Co. Class B                  600            32
                                                           --------
                                                                200
                                                           --------

BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                               2,450            48
Clear Channel Communications, Inc.              1,800            63
Comcast Corp. Class A                          10,850           206
DIRECTV Group, Inc. (The) (b)                   2,750            71
Scripps (E.W.) Co. (The) Class A                  400            17
                                                           --------
                                                                405
                                                           --------

BUILDING PRODUCTS--0.1%
Masco Corp.                                     1,600            25

CASINOS & GAMING--0.1%
International Game Technology                   1,300            32

COAL & CONSUMABLE FUELS--0.5%
Consol Energy, Inc.                               700            79
Massey Energy Co.                                 325            30
Peabody Energy Corp.                            1,100            97
                                                           --------
                                                                206
                                                           --------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                       900            27

COMMUNICATIONS EQUIPMENT--2.3%
Ciena Corp. (b)                                   400             9
Cisco Systems, Inc. (b)                        20,750           483
Corning, Inc.                                   5,800           134
JDS Uniphase Corp. (b)                            937            11
Juniper Networks, Inc. (b)                      2,050            45
Motorola, Inc.                                  8,300            61
QUALCOMM, Inc.                                  6,200           275
Tellabs, Inc. (b)                               1,750             8
                                                           --------
                                                              1,026
                                                           --------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                              1,450            58
GameStop Corp. Class A (b)                        700            28
RadioShack Corp.                                  500             6
                                                           --------
                                                                 92
                                                           --------
COMPUTER HARDWARE--4.0%
Apple, Inc. (b)                                 3,300           553
Dell, Inc. (b)                                  7,850           172
Hewlett-Packard Co.                             9,100           402
International Business Machines Corp.           5,150           610
Sun Microsystems, Inc. (b)                      3,400            37
Teradata Corp. (b)                                800            19
                                                           --------
                                                              1,793
                                                           --------

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp. (b)                                   7,650           113
Lexmark International, Inc. Class A (b)           400            13
NetApp, Inc. (b)                                1,400            30
QLogic Corp. (b)                                  600             9
SanDisk Corp. (b)                               1,000            19
                                                           --------
                                                                184
                                                           --------

CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                       300            56
Jacobs Engineering Group, Inc. (b)                450            36
                                                           --------
                                                                 92
                                                           --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Caterpillar, Inc.                               2,300           170
Cummins, Inc.                                     800            52
Deere & Co.                                     1,700           123
Manitowoc Co., Inc. (The)                         500            16
PACCAR, Inc.                                    1,550            65
Terex Corp. (b)                                   400            20
                                                           --------
                                                                446
                                                           --------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                              400            24

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.             200             8

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
CONSUMER FINANCE--0.6%
American Express Co.                            4,200      $    158
Capital One Financial Corp.                     1,596            60
Discover Financial Services                     1,800            24
SLM Corp. (b)                                   1,950            38
                                                           --------
                                                                280
                                                           --------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc. Class A (b)    400            21
Automatic Data Processing, Inc.                 1,800            75
Computer Sciences Corp. (b)                       700            33
Convergys Corp. (b)                               500             7
Electronic Data Systems Corp.                   2,050            51
Fidelity National Information Services, Inc.      700            26
Fiserv, Inc. (b)                                  700            32
Paychex, Inc.                                   1,400            44
Total System Services, Inc.                       725            16
Western Union Co. (The)                         3,050            75
                                                           --------
                                                                380
                                                           --------

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                           300             4
Kohl's Corp. (b)                                1,300            52
Macy's, Inc.                                    1,760            34
Nordstrom, Inc.                                   800            24
Penney (J.C.) Co., Inc.                           900            33
Sears Holdings Corp. (b)                          300            22
                                                           --------
                                                                169
                                                           --------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                        400            30
Constellation Brands, Inc. Class A (b)            900            18
                                                           --------
                                                                 48
                                                           --------

DISTRIBUTORS--0.1%
Genuine Parts Co.                                 700            28

DIVERSIFIED BANKS--1.3%
Comerica, Inc.                                    600            15
U.S. Bancorp                                    6,400           179
Wachovia Corp.                                  7,210           112
Wells Fargo & Co.                              12,000           285
                                                           --------
                                                                591
                                                           --------

DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                     200            10
Dow Chemical Co. (The)                          3,500           122
Du Pont (E.I.) de Nemours & Co.                 3,350           144
Eastman Chemical Co.                              300            21
Hercules, Inc.                                    600            10
PPG Industries, Inc.                              700            40
                                                           --------
                                                                347
                                                           --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--0.1%
Cintas Corp.                                      600            16
Equifax, Inc.                                     500            17
                                                           --------
                                                                 33
                                                           --------

DIVERSIFIED METALS & MINING--0.0%
Titanium Metals Corp.                             400             6

DIVERSIFIED REITS--0.1%
Vornado Realty Trust                              600            53

DRUG RETAIL--0.7%
CVS Caremark Corp.                              5,224           207
Walgreen Co.                                    3,800           123
                                                           --------
                                                                330
                                                           --------

EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A (b)                    600            27

ELECTRIC UTILITIES--2.3%
Allegheny Energy, Inc.                            700            35
American Electric Power Co., Inc.               1,700            68
Duke Energy Corp.                               4,400            77
Edison International                            1,300            67
Entergy Corp.                                     800            96
Exelon Corp.                                    2,550           229
FirstEnergy Corp.                               1,200            99
FPL Group, Inc.                                 1,600           105
Pepco Holdings, Inc.                              900            23
Pinnacle West Capital Corp.                       400            12
PPL Corp.                                       1,500            79
Progress Energy, Inc.                           1,100            46
Southern Co. (The)                              2,950           103
                                                           --------
                                                              1,039
                                                           --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A                    700            28
Emerson Electric Co.                            3,050           151
Rockwell Automation, Inc.                         600            26
                                                           --------
                                                                205
                                                           --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc. (b)                  1,600            57

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                               800            13
Molex, Inc.                                       600            15
Tyco Electronics Ltd.                           1,950            70
                                                           --------
                                                                 98
                                                           --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc. (b)               1,300            16
Waste Management, Inc.                          1,950            74
                                                           --------
                                                                 90
                                                           --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Monsanto Co.                                    2,050           259

FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                     2,350            65

FOOD RETAIL--0.4%
Kroger Co. (The)                                2,750            79
Safeway, Inc.                                   1,750            50
SUPERVALU, Inc.                                   836            26
Whole Foods Market, Inc.                          600            14
                                                           --------
                                                                169
                                                           --------

FOOTWEAR--0.2%
NIKE, Inc. Class B                              1,600            95

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                  900            46

GAS UTILITIES--0.1%
Nicor, Inc.                                       200             8
Questar Corp.                                     700            50
                                                           --------
                                                                 58
                                                           --------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc. (b)                                400            13
Family Dollar Stores, Inc.                        600            12
Target Corp.                                    3,250           151
                                                           --------
                                                                176
                                                           --------

GOLD--0.2%
Newmont Mining Corp.                            1,750            91

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                           700            28
Cardinal Health, Inc.                           1,500            77
McKesson Corp.                                  1,200            67
Patterson Cos., Inc. (b)                          600            18
                                                           --------
                                                                190
                                                           --------

HEALTH CARE EQUIPMENT--2.1%
Bard (C.R.), Inc.                                 400            35
Baxter International, Inc.                      2,300           147
Becton, Dickinson & Co.                         1,000            81
Boston Scientific Corp. (b)                     4,763            59
Covidien Ltd.                                   1,800            86
Hospira, Inc. (b)                                 650            26
Intuitive Surgical, Inc. (b)                      200            54
Medtronic, Inc.                                 4,250           220
St. Jude Medical, Inc. (b)                      1,400            57
Stryker Corp.                                   1,000            63
Varian Medical Systems, Inc. (b)                  500            26
Zimmer Holdings, Inc. (b)                       1,000            68
                                                           --------
                                                                922
                                                           --------

HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp. (b)                      1,850            10

HEALTH CARE SERVICES--0.5%
Express Scripts, Inc. (b)                       1,000            62
Laboratory Corp. of America Holdings (b)          500            35
Medco Health Solutions, Inc. (b)                2,050            97
Quest Diagnostics, Inc.                           600            29
                                                           --------
                                                                223
                                                           --------

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                  900            21

HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc. (b)                       1,300            58

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                             700            12

HOME IMPROVEMENT RETAIL--0.6%
Home Depot, Inc. (The)                          6,300           148
Lowe's Cos., Inc.                               5,500           114

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               SHARES       VALUE
                                              --------    ---------
HOME IMPROVEMENT RETAIL--CONTINUED
Sherwin-Williams Co. (The)                        400      $     18
                                                           --------
                                                                280
                                                           --------

HOMEBUILDING--0.1%
Centex Corp.                                      600             8
Horton (D.R.), Inc.                             1,100            12
KB Home                                           400             7
Lennar Corp. Class A                              700             9
Pulte Homes, Inc.                               1,100            10
                                                           --------
                                                                 46
                                                           --------

HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc. (b)                     1,100            31

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                  1,700            56
Marriott International, Inc. Class A            1,300            34
Starwood Hotels & Resorts Worldwide, Inc.         800            32
Wyndham Worldwide Corp.                           840            15
                                                           --------
                                                                137
                                                           --------
HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                        300            17
Snap-On, Inc.                                     200            10
Stanley Works (The)                               300            14
Whirlpool Corp.                                   300            19
                                                           --------
                                                                 60
                                                           --------

HOUSEHOLD PRODUCTS--2.1%
Clorox Co. (The)                                  600            31
Colgate-Palmolive Co.                           1,800           124
Kimberly-Clark Corp.                            1,700           102
Procter & Gamble Co. (The)                     11,102           675
                                                           --------
                                                                932
                                                           --------

HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                              600            38
Newell Rubbermaid, Inc.                         1,200            20
                                                           --------
                                                                 58
                                                           --------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc. (b)                       500            10
Robert Half International, Inc.                   700            17
                                                           --------
                                                                 27
                                                           --------

HYPERMARKETS & SUPER CENTERS--1.4%
Costco Wholesale Corp.                          1,700           119
Wal-Mart Stores, Inc.                           8,600           484
                                                           --------
                                                                603
                                                           --------

INDEPENDENT POWER PRODUCERS &ENERGY
  TRADERS--0.3%
AES Corp. (The) (b)                             2,350            45
Constellation Energy Group, Inc.                  700            57
Dynegy, Inc. Class A (b)                        1,823            16
                                                           --------
                                                                118
                                                           --------

INDUSTRIAL CONGLOMERATES--2.9%
3M Co.                                          2,750           191
General Electric Co. (e)                       36,550           976
Textron, Inc.                                   1,000            48
Tyco International Ltd.                         1,850            74
                                                           --------
                                                              1,289
                                                           --------

INDUSTRIAL GASES--0.5%
Air Products & Chemicals, Inc.                    900            89
Praxair, Inc.                                   1,200           113
                                                           --------
                                                                202
                                                           --------

INDUSTRIAL MACHINERY--0.8%
Danaher Corp.                                   1,000            77
Dover Corp.                                       800            39
Eaton Corp.                                       600            51
Illinois Tool Works, Inc.                       1,700            81
ITT Corp.                                         700            44
Pall Corp.                                        500            20
Parker Hannifin Corp.                             650            46
                                                           --------
                                                                358
                                                           --------

INDUSTRIAL REITS--0.1%
ProLogis                                        1,100            60

INSURANCE BROKERS--0.2%
AON Corp.                                       1,200            55
Marsh & McLennan Cos., Inc.                     2,050            55
                                                           --------
                                                                110
                                                           --------

INTEGRATED OIL & GAS--8.3%
Chevron Corp.                                   7,639           757
ConocoPhillips                                  5,850           552
Exxon Mobil Corp. (e)                          19,700         1,736
Hess Corp.                                      1,100           139
Marathon Oil Corp.                              2,806           146
Murphy Oil Corp.                                  800            78
Occidental Petroleum Corp.                      3,250           292
                                                           --------
                                                              3,700
                                                           --------

INTEGRATED TELECOMMUNICATION SERVICES--2.8%
AT&T, Inc.                                     22,200           748
CenturyTel, Inc.                                  500            18
Citizens Communications Co.                     1,500            17
Embarq Corp.                                      602            29
Qwest Communications International, Inc.        5,900            23
Verizon Communications, Inc.                   10,400           368
Windstream Corp.                                2,031            25
                                                           --------
                                                              1,228
                                                           --------

INTERNET RETAIL--0.3%
Amazon.com, Inc. (b)                            1,200            88
Expedia, Inc. (b)                                 850            16
IAC/InterActiveCorp. (b)                          900            17
                                                           --------
                                                                121
                                                           --------

INTERNET SOFTWARE & SERVICES--1.7%
Akamai Technologies, Inc. (b)                     700            24
eBay, Inc. (b)                                  4,100           112
Google, Inc. Class A (b)                          900           474
VeriSign, Inc. (b)                                900            34
Yahoo!, Inc. (b)                                4,950           102
                                                           --------
                                                                746
                                                           --------

INVESTMENT BANKING & BROKERAGE--1.4%
Charles Schwab Corp. (The)                      3,700            76
E*TRADE Financial Corp. (b)                     1,750             6
Goldman Sachs Group, Inc. (The)                 1,500           262
Lehman Brothers Holdings, Inc.                  2,050            41
Merrill Lynch & Co., Inc.                       3,350           106
Morgan Stanley                                  4,000           144
                                                           --------
                                                                635
                                                           --------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp.
 Class A (b)                                    1,200            39
Unisys Corp. (b)                                1,750             7
                                                           --------
                                                                 46
                                                           --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                      600            22
Mattel, Inc.                                    1,600            27
                                                           --------
                                                                 49
                                                           --------

LIFE & HEALTH INSURANCE--1.1%
AFLAC, Inc.                                     1,700           107
Lincoln National Corp.                          1,130            51
MetLife, Inc.                                   2,750           145
Principal Financial Group, Inc.                 1,100            46
Prudential Financial, Inc.                      1,750           105
Torchmark Corp.                                   400            23
Unum Group                                      1,600            33
                                                           --------
                                                                510
                                                           --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Applera Corp. - Applied Biosystems Group          700            23
Millipore Corp. (b)                               200            13
PerkinElmer, Inc.                                 600            17
Thermo Fisher Scientific, Inc. (b)              1,700            95
Waters Corp. (b)                                  400            26
                                                           --------
                                                                174
                                                           --------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                     1,800            73
CIGNA Corp.                                     1,200            42
Coventry Health Care, Inc. (b)                    650            20
Humana, Inc. (b)                                  700            28
UnitedHealth Group, Inc.                        4,850           127
WellPoint, Inc. (b)                             2,050            98
                                                           --------
                                                                388
                                                           --------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                        400            19
Pactiv Corp. (b)                                  500            11
                                                           --------
                                                                 30
                                                           --------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                           1,000            36

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
MOVIES & ENTERTAINMENT--1.4%
News Corp. Class A                              8,300      $    125
Time Warner, Inc.                              12,550           186
Viacom, Inc. Class B (b)                        2,600            79
Walt Disney Co. (The)                           6,750           211
                                                           --------
                                                                601
                                                           --------

MULTI-LINE INSURANCE--1.0%
American International Group, Inc.              9,000           238
Assurant, Inc.                                    400            26
Genworth Financial, Inc. Class A                1,750            31
Hartford Financial Services Group, Inc. (The)   1,300            84
Loews Corp.                                     1,400            66
                                                           --------
                                                                445
                                                           --------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                           700            33

MULTI-UTILITIES--1.2%
Ameren Corp.                                      900            38
CenterPoint Energy, Inc.                        1,400            22
CMS Energy Corp.                                1,000            15
Consolidated Edison, Inc.                       1,100            43
Dominion Resources, Inc.                        2,150           102
DTE Energy Co.                                    700            30
Integrys Energy Group, Inc.                       265            13
NiSource, Inc.                                  1,200            22
PG&E Corp.                                      1,500            60
Public Service Enterprise Group, Inc.           1,950            90
Sempra Energy                                   1,100            62
TECO Energy, Inc.                                 900            19
Xcel Energy, Inc.                               1,700            34
                                                           --------
                                                                550
                                                           --------

OFFICE ELECTRONICS--0.1%
Xerox Corp.                                     3,600            49

OFFICE REITS--0.1%
Boston Properties, Inc.                           500            45

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                              400            17
Pitney Bowes, Inc.                                900            31
                                                           --------
                                                                 48
                                                           --------

OIL & GAS DRILLING--0.9%
ENSCO International, Inc.                         600            48
Nabors Industries Ltd. (b)                      1,200            59
Noble Corp.                                     1,100            72
Rowan Cos., Inc.                                  500            23
Transocean, Inc. (b)                            1,200           183
                                                           --------
                                                                385
                                                           --------

OIL & GAS EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc.                              1,200           105
BJ Services Co.                                 1,200            38
Cameron International Corp. (b)                   900            50
Halliburton Co.                                 3,450           183
National Oilwell Varco, Inc. (b)                1,500           133
Smith International, Inc.                         800            67
Weatherford International Ltd.(b)               2,650           131
                                                           --------
                                                                707
                                                           --------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Anadarko Petroleum Corp.                        1,700           127
Apache Corp.                                    1,300           181
Cabot Oil & Gas Corp.                             400            27
Chesapeake Energy Corp.                         1,700           112
Devon Energy Corp.                              1,750           210
EOG Resources, Inc.                             1,000           131
Noble Energy, Inc.                                700            70
Range Resources Corp.                             600            39
Southwestern Energy Co. (b)                     1,400            67
XTO Energy, Inc.                                1,875           129
                                                           --------
                                                              1,093
                                                           --------

OIL & GAS REFINING & MARKETING--0.3%
Sunoco, Inc.                                      500            20
Tesoro Corp.                                      600            12
Valero Energy Corp.                             2,150            89
                                                           --------
                                                                121
                                                           --------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
El Paso Corp.                                   2,650            57
Spectra Energy Corp.                            2,500            72
Williams Cos., Inc. (The)                       2,350            95
                                                           --------
                                                                224
                                                           --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
Bank of America Corp.                          15,292           365
Citigroup, Inc.                                17,100           287
JPMorgan Chase & Co.                           11,996           411
                                                           --------
                                                              1,063
                                                           --------

PACKAGED FOODS & MEATS--1.4%
Campbell Soup Co.                                 900            30
ConAgra Foods, Inc.                             1,800            35
Dean Foods Co. (b)                                600            12
General Mills, Inc.                             1,400            85
Heinz (H.J.) Co.                                1,300            62
Hershey Co. (The)                                 700            23
Kellogg Co.                                     1,100            53
Kraft Foods, Inc. Class A                       5,835           166
McCormick & Co., Inc.                             500            18
Sara Lee Corp.                                  2,850            35
Tyson Foods, Inc. Class A                       1,100            16
Wrigley (Wm.) Jr. Co.                             900            70
                                                           --------
                                                                605
                                                           --------

PAPER PACKAGING--0.0%
Bemis Co., Inc.                                   400             9
Sealed Air Corp.                                  700            13
                                                           --------
                                                                 22
                                                           --------

PAPER PRODUCTS--0.1%
International Paper Co.                         1,750            41
MeadWestvaco Corp.                                800            19
                                                           --------
                                                                 60
                                                           --------

PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                             1,700            61
Estee Lauder Cos., Inc. (The) Class A             500            23
                                                           --------
                                                                 84
                                                           --------

PHARMACEUTICALS--5.7%
Abbott Laboratories                             5,650           299
Allergan, Inc.                                  1,300            68
Barr Pharmaceuticals, Inc. (b)                    400            18
Bristol-Myers Squibb Co.                        7,150           147
Forest Laboratories, Inc. (b)                   1,300            45
Johnson & Johnson                              10,300           663
King Pharmaceuticals, Inc. (b)                  1,100            12
Lilly (Eli) & Co.                               3,800           175
Merck & Co., Inc.                               8,000           302
Mylan, Inc. (b)                                 1,100            13
Pfizer, Inc.                                   23,300           407
Schering-Plough Corp.                           6,000           118
Watson Pharmaceuticals, Inc. (b)                  400            11
Wyeth                                           4,950           237
                                                           --------
                                                              2,515
                                                           --------

PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                               1,300            19

PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Corp. (The)                            2,000            91
Chubb Corp. (The)                               1,500            73
Cincinnati Financial Corp.                        704            18
MBIA, Inc.                                        600             3
Progressive Corp. (The)                         2,850            53
Safeco Corp.                                      400            27
Travelers Cos., Inc. (The)                      2,509           109
                                                           --------
                                                                374
                                                           --------

PUBLISHING--0.2%
Gannett Co., Inc.                               1,000            22
McGraw-Hill Cos., Inc. (The)                    1,400            56
Meredith Corp.                                    200             5
New York Times Co. (The) Class A                  600             9
Washington Post Co. (The) Class B                  25            15
                                                           --------
                                                                107
                                                           --------

RAILROADS--1.1%
Burlington Northern Santa Fe Corp.              1,200           120
CSX Corp.                                       1,600           100
Norfolk Southern Corp.                          1,500            94
Union Pacific Corp.                             2,050           155
                                                           --------
                                                                469
                                                           --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A (b)          800            15

REGIONAL BANKS--0.7%
BB&T Corp.                                      1,900            43
Fifth Third Bancorp                             2,050            21
First Horizon National Corp.                      500             4
Huntington Bancshares, Inc.                     1,700            10
KeyCorp                                         1,700            19
M&T Bank Corp.                                    300            21


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
REGIONAL BANKS--CONTINUED
Marshall & Ilsley Corp.                         1,200      $     18
National City Corp.                             2,450            12
PNC Financial Services Group, Inc. (The)        1,400            80
Regions Financial Corp.                         2,780            30
SunTrust Banks, Inc.                            1,400            51
Zions Bancorp                                     400            12
                                                           --------
                                                                321
                                                           --------

RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A     425            14
AvalonBay Communities, Inc.                       300            27
Equity Residential                              1,100            42
                                                           --------
                                                                 83
                                                           --------

RESTAURANTS--0.9%
Darden Restaurants, Inc.                          600            19
McDonald's Corp.                                4,450           250
Starbucks Corp. (b)                             2,950            47
Wendy's International, Inc.                       400            11
Yum! Brands, Inc.                               1,950            68
                                                           --------
                                                                395
                                                           --------

RETAIL REITS--0.4%
Developers Diversified Realty Corp.               500            17
General Growth Properties, Inc.                 1,000            35
Kimco Realty Corp.                              1,000            35
Simon Property Group, Inc.                        900            81
                                                           --------
                                                                168
                                                           --------

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.                         5,000            95
KLA-Tencor Corp.                                  800            33
MEMC Electronic Materials, Inc. (b)               900            55
Novellus Systems, Inc. (b)                        500            11
Teradyne, Inc. (b)                                700             8
                                                           --------
                                                                202
                                                           --------

SEMICONDUCTORS--2.0%
Advanced Micro Devices, Inc. (b)                2,000            12
Altera Corp.                                    1,400            29
Analog Devices, Inc.                            1,300            41
Broadcom Corp. Class A (b)                      1,700            46
Intel Corp.                                    19,850           426
Linear Technology Corp.                           900            29
LSI Corp. (b)                                   3,150            19
Microchip Technology, Inc.                        800            25
Micron Technology, Inc. (b)                     3,050            18
National Semiconductor Corp.                    1,100            23
NVIDIA Corp. (b)                                2,100            39
Texas Instruments, Inc.                         5,200           147
Xilinx, Inc.                                    1,300            33
                                                           --------
                                                                887
                                                           --------

SOFT DRINKS--1.8%
Coca-Cola Co. (The)                             7,300           379
Coca-Cola Enterprises, Inc.                     1,300            22
Pepsi Bottling Group, Inc. (The)                  600            17
PepsiCo, Inc.                                   6,000           382
                                                           --------
                                                                800
                                                           --------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                               1,300            28

SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                   900             6
CME Group, Inc.                                   200            77
IntercontinentalExchange, Inc. (b)                300            34
Moody's Corp.                                     900            31
NYSE Euronext                                   1,100            56
                                                           --------
                                                                204
                                                           --------

SPECIALIZED REITS--0.3%
Host Hotels & Resorts, Inc.                     2,150            29
HPC, Inc.                                         900            29
Plum Creek Timber Co., Inc.                       700            30
Public Storage, Inc.                              500            40
                                                           --------
                                                                128
                                                           --------

SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                      700            30
International Flavors & Fragrances, Inc.          300            12
Rohm & Haas Co.                                   500            23
Sigma-Aldrich Corp.                               500            27
                                                           --------
                                                                 92
                                                           --------

SPECIALTY STORES--0.2%
Office Depot, Inc. (b)                          1,300            14
Staples, Inc.                                   2,850            68
Tiffany & Co.                                     500            20
                                                           --------
                                                                102
                                                           --------

STEEL--0.5%
AK Steel Holding Corp.                            425            29
Allegheny Technologies, Inc.                      400            24
Nucor Corp.                                     1,200            90
United States Steel Corp.                         500            92
                                                           --------
                                                                235
                                                           --------

SYSTEMS SOFTWARE--2.8%
BMC Software, Inc. (b)                            800            29
CA, Inc.                                        1,693            39
Microsoft Corp.                                29,350           807
Novell, Inc. (b)                                1,750            10
Oracle Corp. (b)                               13,833           291
Symantec Corp. (b)                              3,416            66
                                                           --------
                                                              1,242
                                                           --------

THRIFTS & MORTGAGE FINANCE--0.4%
Fannie Mae                                      3,700            72
Freddie Mac                                     2,550            42
Hudson City Bancorp, Inc.                       2,050            34
MGIC Investment Corp.                             400             2
Sovereign Bancorp, Inc.                         1,720            13
Washington Mutual, Inc.                         3,392            17
                                                           --------
                                                                180
                                                           --------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The) (b)              900            16

TOBACCO--1.5%
Altria Group, Inc.                              7,800           160
Lorillard, Inc. (b)                               750            52
Philip Morris International, Inc.               7,800           385
Reynolds American, Inc.                           700            33
UST, Inc.                                         600            33
                                                           --------
                                                                663
                                                           --------

TRADING COMPANIES & DISTRIBUTORS--0.1%
Grainger (W.W.), Inc.                             300            25

TRUCKING--0.0%
Ryder System, Inc.                                200            14

WIRELESS TELECOMMUNICATION SERVICES--0.4%
American Tower Corp. Class A (b)                1,700            72
Sprint Nextel Corp.                             9,908            94
                                                           --------
                                                                166
                                                           --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 37,346)                                   41,957
                                                           --------

FOREIGN COMMON STOCKS (c) -- 1.7%

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                               1,500           176

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A
  (United State                                 1,100            41

OIL & GAS EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.
  (Netherlands)                                 4,450           478

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                        1,400            77
XL Capital Ltd. Class A
  (United States)                                 700            14
                                                           --------
                                                                 91
                                                           --------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 356)                                         786
                                                           --------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights (b) (d)    8,400             0
                                                           --------

TOTAL RIGHTS
(IDENTIFIED COST $ 0)                                             0
                                                           --------

TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $ 37,702)                                   42,743
                                                           --------


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               SHARES       VALUE
                                              --------    ---------
SHORT-TERM INVESTMENTS--3.6%

MONEY MARKET MUTUAL FUNDS--3.0%
AIM STIT-Liquid Assets
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 2.580%)         786,510      $    787
Dreyfus Cash
   Management Plus, Inc. - Institutional
   Shares (seven-day effective
   yield 2.740%)                                  493            -- (f)
Goldman Sachs Financial
   Square Funds -
   Money Market Fund - Select Shares
   (seven-day effective yield 2.380%)               1            -- (f)
JPMorgan Prime
   Money Market Fund - Institutional Shares
   (seven-day effective yield 2.540%)         544,605           545
                                                           --------
                                                              1,332
                                                           --------
                                                  PAR
                                                 VALUE
                                                --------
U.S. TREASURY BILLS--0.6%
U.S. Treasury Bill (e)
   1.630% due 10/23/08                        $   250           249
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,581)                                     1,581
                                                           --------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $ 39,283)                                   44,324 (a)

Other assets and liabilities, net--0.1%                          23
                                                           --------
NET ASSETS--100.0%                                         $ 44,347
                                                           ========

At June 30, 2008, the Fund had entered into futures contracts as follows (reported in 000s):

                                                          Value of       Market       Unrealized
                                           Number of     Contracts      Value of     Appreciation
                        Expiration Date    Contracts    When Opened    Contracts    (Depreciation)
                        ---------------    ---------    -----------    ---------    --------------
S&P 500 (R) Index        September-08          5          $ 1,654       $ 1,601         $ (53)
                                                                                        =====

ABBREVIATIONS:

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,914 and gross depreciation of $5,732 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $41,142.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid and restricted security. Security valued at fair value as determined by or under the direction of the Trustees. At June 30, 2008, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(e)   All or a portion segregated as collateral for futures contracts.

(f)   Amount is less than $500.

                        See Notes to Financial Statements

                     PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--99.0%

AEROSPACE & DEFENSE--2.7%
Ceradyne, Inc. (b)                              7,200      $    247
Teledyne Technologies, Inc. (b)                 7,970           389
                                                           --------
                                                                636
                                                           --------

AGRICULTURAL PRODUCTS--2.4%
Darling International, Inc. (b)                34,450           569

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Maidenform Brands, Inc. (b)                    10,010           135

APPLICATION SOFTWARE--8.1%
ANSYS, Inc. (b)                                10,740           506
Blackboard, Inc. (b)                            3,240           124
Concur Technologies, Inc. (b)                   9,660           321
FactSet Research Systems, Inc.                  4,900           276
Informatica Corp. (b)                           6,860           103
Kenexa Corp. (b)                               18,620           351
Taleo Corp. Class A (b)                        11,550           226
                                                           --------
                                                              1,907
                                                           --------

AUTO PARTS & EQUIPMENT--1.6%
ATC Technology Corp. (b)                       10,900           254
Fuel Systems Solutions, Inc. (b)                3,430           132
                                                           --------
                                                                386
                                                           --------

BIOTECHNOLOGY--2.8%
Alnylam Pharmaceuticals, Inc. (b)               4,750           127
Cubist Pharmaceuticals, Inc. (b)                7,400           132
OSI Pharmaceuticals, Inc. (b)                   3,500           145
Trimeris, Inc.                                 14,920            70
United Therapeutics Corp. (b)                   1,900           186
                                                           --------
                                                                660
                                                           --------

COAL & CONSUMABLE FUELS--1.7%
Alpha Natural Resources, Inc. (b)               3,930           410

COMMODITY CHEMICALS--1.6%
Koppers Holdings, Inc.                          9,190           385

COMMUNICATIONS EQUIPMENT--2.2%
Blue Coat Systems, Inc. (b)                    20,720           292
Polycom, Inc. (b)                               7,350           179
Riverbed Technology, Inc. (b)                   3,720            51
                                                           --------
                                                                522
                                                           --------

CONSTRUCTION & ENGINEERING--2.4%
Furmanite Corp. (b)                            12,300            98
MasTec, Inc. (b)                               11,890           127
Perini Corp. (b)                               10,460           346
                                                           --------
                                                                571
                                                           --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.4%
Wabtec Corp.                                   11,750           571

DISTRIBUTORS--1.4%
LKQ Corp. (b)                                  18,660           337

DIVERSIFIED CHEMICALS--0.5%
LSB Industries, Inc. (b)                        6,190           123

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--1.9%
Advisory Board Co. (The) (b)                    5,000           197
Comfort Systems USA, Inc.                       9,400           126
ICF International, Inc. (b)                     8,100           135
                                                           --------
                                                                458
                                                           --------

EDUCATION SERVICES--1.5%
DeVry, Inc.                                     6,600           354

ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
GrafTech International Ltd. (b)                13,950           374

ELECTRONIC MANUFACTURING SERVICES--1.2%
Plexus Corp. (b)                               10,310           285

FERTILIZERS & AGRICULTURAL CHEMICALS--2.6%
CF Industries Holdings, Inc.                    2,240           342
Terra Industries, Inc.                          5,690           281
                                                           --------
                                                                623
                                                           --------

FOOTWEAR--0.4%
Skechers U.S.A., Inc. Class A (b)               5,030            99

HEALTH CARE DISTRIBUTORS--0.4%
Owens & Minor, Inc.                             1,810            83

HEALTH CARE EQUIPMENT--1.3%
CryoLife, Inc. (b)                             12,430           142
IRIS International, Inc. (b)                    5,200            81
Masimo Corp. (b)                                2,500            86
                                                           --------
                                                                309
                                                           --------

HEALTH CARE FACILITIES--1.6%
AmSurg Corp. (b)                               15,250           371

HEALTH CARE SERVICES--4.4%
Chemed Corp.                                    8,300           304
Emergency Medical Services Corp. Class A (b)    5,030           114
Genoptix, Inc. (b)                              3,240           102
HMS Holdings Corp. (b)                          7,500           161
RehabCare Group, Inc. (b)                      13,550           217
Res-Care, Inc. (b)                              7,500           133
                                                           --------
                                                              1,031
                                                           --------

HEALTH CARE SUPPLIES--1.5%
Immucor, Inc. (b)                              13,850           358

HEALTH CARE TECHNOLOGY--1.3%
Phase Forward, Inc. (b)                        17,200           309

INDUSTRIAL MACHINERY--6.1%
Actuant Corp. Class A                          10,660           334
Gardner Denver, Inc. (b)                        8,500           483
Graham Corp.                                    6,460           479
Robbins & Myers, Inc.                           2,840           141
                                                           --------
                                                              1,437
                                                           --------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
NTELOS Holdings Corp.                          10,000           254

INTERNET RETAIL--1.2%
Nutri/System, Inc.                              5,200            73
priceline.com, Inc. (b)                         1,720           199
                                                           --------
                                                                272
                                                           --------

INTERNET SOFTWARE & SERVICES--1.8%
Vocus, Inc. (b)                                13,600           438

INVESTMENT BANKING & BROKERAGE--0.7%
GFI Group, Inc.                                18,400           166

IT CONSULTING & OTHER SERVICES--0.5%
Integral Systems, Inc.                          2,990           116

LIFE SCIENCES TOOLS & SERVICES--2.3%
Bruker Corp. (b)                               12,060           155
Kendle International, Inc. (b)                  6,600           240
Medtox Scientific, Inc. (b)                    11,020           153
                                                           --------
                                                                548
                                                           --------

OFFICE SERVICES & SUPPLIES--1.7%
American Reprographics Co. (b)                 15,160           252
Miller (Herman), Inc.                           5,650           141
                                                           --------
                                                                393
                                                           --------

OIL & GAS DRILLING--3.4%
Atwood Oceanics, Inc. (b)                       4,290           533
Pioneer Drilling Co. (b)                       14,550           274
                                                           --------
                                                                807
                                                           --------

OIL & GAS EQUIPMENT & SERVICES--4.6%
NATCO Group, Inc. Class A (b)                   2,860           156
T-3 Energy Services, Inc. (b)                   6,650           528
Trico Marine Services, Inc. (b)                 3,340           122
W-H Energy Services, Inc. (b)                   2,900           278
                                                           --------
                                                              1,084
                                                           --------

OIL & GAS EXPLORATION & PRODUCTION--6.0%
Clayton Williams Energy, Inc. (b)               3,750           412
Concho Resources, Inc. (b)                      6,100           228
Gran Tierra Energy, Inc. (b)                   39,360           314
Stone Energy Corp. (b)                          5,300           349
VAALCO Energy, Inc. (b)                        15,100           128
                                                           --------
                                                              1,431
                                                           --------

PAPER PACKAGING--1.1%
Rock-Tenn Co. Class A                           8,660           260

PHARMACEUTICALS--3.2%
Caraco Pharmaceutical Laboratories Ltd. (b)     8,400           111
Sciele Pharma, Inc.                             7,800           151
Valeant Pharmaceuticals International (b)       7,040           120
Viropharma, Inc. (b)                           19,320           214
VIVUS, Inc. (b)                                22,450           150
                                                           --------
                                                                746
                                                           --------

PROPERTY & CASUALTY INSURANCE--2.6%
Amtrust Financial Services, Inc.               18,850           237
Navigators Group, Inc. (The) (b)                5,330           288
SeaBright Insurance Holdings, Inc. (b)          6,200            90
                                                           --------
                                                                615
                                                           --------

PUBLISHING--2.4%
Morningstar, Inc. (b)                           6,260           451

                       See Notes to Financial Statements

                     PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
PUBLISHING--CONTINUED
Valassis Communications, Inc. (b)               9,340      $    117
                                                           --------
                                                                568
                                                           --------

REGIONAL BANKS--0.3%
UMB Financial Corp.                             1,580            81

RESTAURANTS--0.8%
Chipotle Mexican Grill, Inc. Class A (b)        2,320           192

SEMICONDUCTOR EQUIPMENT--1.6%
Amkor Technology, Inc. (b)                     35,350           368

SEMICONDUCTORS--2.4%
Hittite Microwave Corp. (b)                     9,400           335
Pericom Semiconductor Corp. (b)                16,430           244
                                                           --------
                                                                579
                                                           --------

SOFT DRINKS--0.6%
Hansen Natural Corp. (b)                        5,300           153

SPECIALIZED REITS--0.9%
Extra Space Storage, Inc.                      13,790           212

SPECIALTY CHEMICALS--1.5%
Innospec, Inc.                                 15,030           283
Rockwood Holdings, Inc. (b)                     2,080            72
                                                           --------
                                                                355
                                                           --------

SYSTEMS SOFTWARE--1.6%
MICROS Systems, Inc. (b)                       12,600           384

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Syniverse Holdings, Inc. (b)                    7,410           120
                                                           --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,827)                                    23,445
                                                           --------


TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $ 22,827)                                   23,445
                                                           --------

SHORT-TERM INVESTMENTS--1.0%


MONEY MARKET MUTUAL FUNDS--1.0%
AIM STIT-Liquid Assets
   Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 2.580%)                              195,239           195
Goldman Sachs Financial
   Square Funds -
   Money Market Fund -
   Select Shares
   (seven-day effective
   yield 2.380%)                                  524             1
JPMorgan Prime Money
   Market Fund -
   Institutional Shares
   (seven-day effective
   yield 2.540%)                               42,356            42
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 238)                                         238
                                                           --------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $ 23,065)                                   23,683 (a)

Other assets and liabilities, net--0.0%                          (3)
                                                        -----------
NET ASSETS--100.0%                                      $    23,680
                                                        ===========


ABBREVIATIONS:

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,890 and gross depreciation of $2,273 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $23,066.

(b)  Non-income producing.

                        See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--97.6%

AEROSPACE & DEFENSE--2.0%
Ceradyne, Inc. (b)                             30,450      $  1,045
Teledyne Technologies, Inc. (b)                30,070         1,467
                                                           --------
                                                              2,512
                                                           --------

APPAREL RETAIL--3.3%
Aeropostale, Inc. (b)                          43,700         1,369
Christopher & Banks Corp.                      77,000           523
Coldwater Creek, Inc. (b)                     228,350         1,206
Tween Brands, Inc. (b)                         65,500         1,078
                                                           --------
                                                              4,176
                                                           --------

APPAREL, ACCESSORIES & LUXURY GOODS--3.6%
Movado Group, Inc.                             76,000         1,505
Perry Ellis International, Inc. (b)            48,000         1,019
Phillips-Van Heusen Corp.                      54,760         2,005
                                                           --------
                                                              4,529
                                                           --------

APPLICATION SOFTWARE--2.1%
American Software, Inc. Class A                68,200           384
SPSS, Inc. (b)                                 60,100         2,186
                                                           --------
                                                              2,570
                                                           --------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Waddell & Reed Financial, Inc. Class A         28,250           989

AUTO PARTS & EQUIPMENT--0.5%
ATC Technology Corp. (b)                       25,300           589

CASINOS & GAMING--0.4%
Bally Technologies, Inc. (b)                   15,700           531

COAL & CONSUMABLE FUELS--0.6%
USEC, Inc. (b)                                128,600           782

COMMERCIAL PRINTING--0.7%
M & F Worldwide Corp. (b)                      21,700           853

COMMODITY CHEMICALS--1.0%
Koppers Holdings, Inc.                         31,150         1,304

COMMUNICATIONS EQUIPMENT--0.8%
Blue Coat Systems, Inc. (b)                    75,250         1,062

COMPUTER & ELECTRONICS RETAIL--1.4%
Systemax, Inc.                                 97,050         1,713

COMPUTER STORAGE & PERIPHERALS--2.1%
Electronics for Imaging, Inc. (b)             105,300         1,538
Novatel Wireless, Inc. (b)                     92,300         1,027
                                                           --------
                                                              2,565
                                                           --------

CONSTRUCTION & ENGINEERING--2.4%
Layne Christensen Co. (b)                      25,400         1,112
Perini Corp. (b)                               55,400         1,831
                                                           --------
                                                              2,943
                                                           --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
CSG Systems International, Inc. (b)            58,860           649

DEPARTMENT STORES--0.3%
Bon-Ton Stores, Inc. (The)                     64,300           336

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.6%
GeoEye, Inc. (b)                               43,100           763

EDUCATION SERVICES--1.7%
Learning Tree International, Inc. (b)         121,500         2,078

ELECTRIC UTILITIES--1.1%
Cleco Corp.                                    57,580         1,343

ELECTRONIC MANUFACTURING SERVICES--2.4%
Methode Electronics, Inc.                      79,650           832
Plexus Corp. (b)                               78,050         2,161
                                                           --------
                                                              2,993
                                                           --------

FERTILIZERS & AGRICULTURAL CHEMICALS--3.4%
CF Industries Holdings, Inc.                   14,100         2,154
Terra Industries, Inc.                         41,600         2,053
                                                           --------
                                                              4,207
                                                           --------

FOOD DISTRIBUTORS--1.2%
Spartan Stores, Inc.                           66,900         1,539

FOOD RETAIL--1.2%
Ingles Markets, Inc. Class A                   25,600           597
Pantry, Inc., (The) (b)                        88,230           941
                                                           --------
                                                              1,538
                                                           --------

HEALTH CARE EQUIPMENT--1.4%
IRIS International, Inc. (b)                   36,600           573
Meridian Bioscience, Inc.                      16,722           450
Zoll Medical Corp. (b)                         22,000           741
                                                           --------
                                                              1,764
                                                           --------

HEALTH CARE FACILITIES--1.8%
AmSurg Corp. (b)                               41,700         1,015
Hanger Orthopedic Group, Inc. (b)              76,500         1,262
                                                           --------
                                                              2,277
                                                           --------

HEALTH CARE SERVICES--2.0%
Apria Healthcare Group, Inc. (b)               32,200           624
Inventiv Health, Inc. (b)                      65,940         1,833
                                                           --------
                                                              2,457
                                                           --------

HOUSEWARES & SPECIALTIES--0.9%
Tupperware Brands Corp.                        33,850         1,158

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.8%
On Assignment, Inc. (b)                        92,602           743
Volt Information Sciences, Inc. (b)           129,825         1,546
                                                           --------
                                                              2,289
                                                           --------

INDUSTRIAL MACHINERY--6.9%
Ampco-Pittsburgh Corp.                         39,290         1,748
EnPro Industries, Inc. (b)                     24,600           918
Gardner Denver, Inc. (b)                       40,240         2,286
Lydall, Inc. (b)                               49,400           620
Robbins & Myers, Inc.                          61,700         3,077
                                                           --------
                                                              8,649
                                                           --------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc. (b)                     357,950         1,425

INTERNET RETAIL--0.4%
1-800-FLOWERS.COM, Inc., Class A (b)           81,200           524

INTERNET SOFTWARE & SERVICES--2.4%
Digital River, Inc. (b)                        37,120         1,432
j2 Global Communications, Inc. (b)             66,140         1,521
                                                           --------
                                                              2,953
                                                           --------

INVESTMENT BANKING & BROKERAGE--1.1%
SWS Group, Inc.                                81,100         1,347

IT CONSULTING & OTHER SERVICES--0.8%
Forrester Research, Inc. (b)                   31,300           967

LEISURE FACILITIES--0.4%
Vail Resorts, Inc. (b)                         10,500           450

LIFE SCIENCES TOOLS & SERVICES--1.7%
Bruker Corp. (b)                               75,130           966
Parexel International Corp. (b)                46,300         1,218
                                                           --------
                                                              2,184
                                                           --------

MANAGED HEALTH CARE--1.5%
AMERIGROUP Corp. (b)                           56,400         1,173
Molina Healthcare, Inc. (b)                    30,200           735
                                                           --------
                                                              1,908
                                                           --------

METAL & GLASS CONTAINERS--1.0%
Greif, Inc. Class A                            19,300         1,236

MORTGAGE REITS--0.2%
Capstead Mortgage Corp.                        28,800           312

MULTI-SECTOR HOLDINGS--0.4%
Compass Diversified Trust                      47,500           543

OFFICE REITS--0.6%
Brandywine Realty Trust                        49,500           780

OIL & GAS DRILLING--3.1%
Grey Wolf, Inc. (b)                           247,160         2,232
Parker Drilling Co. (b)                       162,070         1,622
                                                           --------
                                                              3,854
                                                           --------

OIL & GAS EQUIPMENT & SERVICES--4.8%
Dawson Geophysical Co. (b)                     31,800         1,891
Mitcham Industries, Inc. (b)                   31,400           536
T-3 Energy Services, Inc. (b)                  22,200         1,764
Trico Marine Services, Inc. (b)                50,860         1,853
                                                           --------
                                                              6,044
                                                           --------

OIL & GAS EXPLORATION & PRODUCTION--2.7%
Callon Petroleum Co. (b)                       15,411           422
Comstock Resources, Inc. (b)                    9,000           760
Encore Acquisition Co. (b)                      8,300           624
Stone Energy Corp. (b)                         23,950         1,578
                                                           --------
                                                              3,384
                                                           --------


                       See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
PACKAGED FOODS & MEATS--1.4%
Cal-Maine Foods, Inc.                          54,625      $  1,802

PAPER PACKAGING--1.2%
Rock-Tenn Co. Class A                          48,400         1,451

PAPER PRODUCTS--0.7%
Buckeye Technologies, Inc. (b)                 98,140           830

PHARMACEUTICALS--3.0%
KV Pharmaceutical Co. Class A (b)              40,650           786
Medicis Pharmaceutical Corp. Class A           31,100           646
Par Pharmaceutical Cos., Inc. (b)              79,650         1,293
Salix Pharmaceuticals Ltd. (b)                140,100           985
                                                           --------
                                                              3,710
                                                           --------

PROPERTY & CASUALTY INSURANCE--3.1%
Amtrust Financial Services, Inc.               93,400         1,177
Meadowbrook Insurance Group, Inc.             113,300           601
National Interstate Corp.                      15,900           292
RLI Corp.                                      36,550         1,808
                                                           --------
                                                              3,878
                                                           --------

RAILROADS--0.8%
Genesee & Wyoming, Inc. Class A (b)            29,070           989

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Jones Lang LaSalle, Inc.                        9,500           572

REGIONAL BANKS--3.7%
First Citizens BancShares, Inc. Class A         4,670           651
First Merchants Corp.                          47,250           858
NBT Bancorp, Inc.                              39,250           809
Tompkins Financial Corp.                       15,400           573
UMB Financial Corp.                            32,900         1,687
                                                           --------
                                                              4,578
                                                           --------

RESIDENTIAL REITS--1.6%
Mid-America Apartment Communities, Inc.        38,350         1,957

RESTAURANTS--0.4%
California Pizza Kitchen, Inc. (b)             47,000           526

SEMICONDUCTOR EQUIPMENT--4.0%
Advanced Energy Industries, Inc. (b)           76,210         1,044
Amkor Technology, Inc. (b)                    220,750         2,298
Cabot Microelectronics Corp. (b)               12,650           419
FormFactor, Inc. (b)                           23,810           439
Mattson Technology, Inc. (b)                  175,190           834
                                                           --------
                                                              5,034
                                                           --------

SEMICONDUCTORS--1.5%
Silicon Image, Inc. (b)                       251,650         1,824

SPECIALIZED CONSUMER SERVICES--0.4%
CPI Corp.                                      25,800           483

SPECIALIZED REITS--0.5%
Senior Housing Properties Trust                30,900           603

SPECIALTY CHEMICALS--1.4%
Innospec, Inc.
   (United Kingdom)                            39,900           751
OM Group, Inc. (b)                             31,030         1,017
                                                           --------
                                                              1,768
                                                           --------

TRADING COMPANIES & DISTRIBUTORS--1.4%
United Rentals, Inc. (b)                       91,050         1,785

TRUCKING--0.9%
Dollar Thrifty Automotive Group, Inc. (b)      43,060           407
Marten Transport Ltd. (b)                      41,100           656
                                                           --------
                                                              1,063
                                                           --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 135,009)                                 121,922
                                                           --------

FOREIGN COMMON STOCKS (c)--0.7%


PROPERTY & CASUALTY INSURANCE--0.7%
Argo Group International
   Holdings Ltd.
   (United States) (b)                         24,395           819
                                                           --------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 1,297)                                       819
                                                           --------

TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $ 136,306)                                 122,741
                                                           --------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
AIM STIT-Liquid Assets
   Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 2.580%)                            1,297,981         1,298
Dreyfus Cash Management
   Plus, Inc. -
   Institutional Shares
   (seven-day effective
   yield 2.740%)                                    4            -- (d)
Goldman Sachs Financial
   Square Funds -
   Money Market Fund -
   Select Shares (seven-day
   effective yield 2.380%)                        208            -- (d)
JPMorgan Prime Money
   Market Fund -
   Institutional Shares
   (seven-day effective
   yield 2.540%)                            1,231,744         1,232
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 2,530)                                     2,530
                                                           --------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $ 138,836)                                 125,271 (a)

Other assets and liabilities, net--(0.3)%                      (318)
                                                           --------
NET ASSETS--100.0%                                         $124,953
                                                           ========


ABBREVIATIONS:

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $10,783 and gross depreciation of $25,321 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $139,809.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)  Amount is less than $500.

                        See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)


                                               SHARES       VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--96.7%

AIR FREIGHT & LOGISTICS--1.3%
Atlas Air Worldwide Holdings, Inc. (b)          9,100      $    450
Pacer International, Inc.                      33,700           725
                                                           --------
                                                              1,175
                                                           --------

ALTERNATIVE CARRIERS--1.2%
Premiere Global Services, Inc. (b)             78,700         1,147

APPAREL, ACCESSORIES & LUXURY GOODS--3.9%
Maidenform Brands, Inc. (b)                    67,000           904
Perry Ellis International, Inc. (b)            55,450         1,177
UniFirst Corp.                                 15,850           708
Warnaco Group, Inc. (The) (b)                  19,500           859
                                                           --------
                                                              3,648
                                                           --------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
GAMCO Investors, Inc. Class A                  12,000           595

AUTO PARTS & EQUIPMENT--0.7%
ATC Technology Corp. (b)                       26,350           613

BROADCASTING & CABLE TV--1.2%
Lin TV Corp. Class A (b)                       69,500           414
Sinclair Broadcast Group, Inc. Class A         91,950           699
                                                           --------
                                                              1,113
                                                           --------

COAL & CONSUMABLE FUELS--1.4%
Alpha Natural Resources, Inc. (b)              12,100         1,262

COMMERCIAL PRINTING--0.4%
Deluxe Corp.                                   19,800           353

COMMODITY CHEMICALS--1.4%
Koppers Holdings, Inc.                         30,900         1,294

COMPUTER STORAGE & PERIPHERALS--1.5%
QLogic Corp. (b)                               97,000         1,415

CONSTRUCTION & ENGINEERING--0.9%
Pike Electric Corp. (b)                        50,800           844

CONSUMER FINANCE--0.8%
Advance America Cash
 Advance Centers, Inc.                         70,600           359
Cash America International, Inc.               12,800           397
                                                           --------
                                                                756
                                                           --------

DIVERSIFIED REITS--1.2%
PS Business Parks, Inc.                        21,450         1,107

ELECTRIC UTILITIES--4.3%
El Paso Electric Co. (b)                       57,700         1,143
Portland General Electric Co.                  60,000         1,351
Unisource Energy Corp.                         47,600         1,476
                                                           --------
                                                              3,970
                                                           --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Smith (A.O.) Corp.                             24,300           798

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Littelfuse, Inc. (b)                           43,000         1,357
Rogers Corp. (b)                               12,800           481
                                                           --------
                                                              1,838
                                                           --------

ELECTRONIC MANUFACTURING SERVICES--0.8%
Methode Electronics, Inc.                      74,850           782

ENVIRONMENTAL & FACILITIES SERVICES--1.1%
Casella Waste Systems, Inc. Class A (b)        34,900           426
Waste Connections, Inc. (b)                    19,200           613
                                                           --------
                                                              1,039
                                                           --------

GAS UTILITIES--3.1%
Laclede Group, Inc. (The)                      15,550           628
Northwest Natural Gas Co.                      17,800           823
Southwest Gas Corp.                            49,450         1,470
                                                           --------
                                                              2,921
                                                           --------

HEALTH CARE EQUIPMENT--0.8%
CONMED Corp. (b)                               29,450           782

HEALTH CARE FACILITIES--1.8%
AmSurg Corp. (b)                               49,450         1,204
MedCath Corp. (b)                              28,250           508
                                                           --------
                                                              1,712
                                                           --------

HEALTH CARE SERVICES--2.6%
Alliance Imaging, Inc. (b)                    121,600         1,054
Apria Healthcare Group, Inc. (b)               15,400           299
RehabCare Group, Inc. (b)                      39,100           627
Res-Care, Inc. (b)                             25,500           453
                                                           --------
                                                              2,433
                                                           --------

HOME FURNISHINGS--0.8%
Furniture Brands International, Inc.           53,300           712

HOMEFURNISHING RETAIL--0.9%
Rent-A-Center, Inc. (b)                        42,700           878

HOTELS, RESORTS & CRUISE LINES--0.2%
Interstate Hotels & Resorts, Inc. (b)          60,050           156

HOUSEWARES & SPECIALTIES--0.3%
Blyth, Inc.                                    24,800           298

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
MPS Group, Inc. (b)                            32,800           349

HYPERMARKETS & SUPER CENTERS--1.7%
BJ's Wholesale Club, Inc. (b)                  40,900         1,583

INDUSTRIAL CONGLOMERATES--1.0%
Tredegar Corp.                                 60,250           886

INDUSTRIAL MACHINERY--0.8%
EnPro Industries, Inc. (b)                     19,900           743

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc. (b)                     102,550           408
NTELOS Holdings Corp.                          22,850           580
                                                           --------
                                                                988
                                                           --------

IT CONSULTING & OTHER SERVICES--3.1%
Acxiom Corp.                                  115,400         1,326
SAIC, Inc. (b)                                 73,400         1,527
                                                           --------
                                                              2,853
                                                           --------

LEISURE PRODUCTS--0.4%
Callaway Golf Co.                              33,000           390

MULTI-LINE INSURANCE--1.0%
Horace Mann Educators Corp.                    66,100           927

OFFICE SERVICES & SUPPLIES--1.5%
Knoll, Inc.                                    27,450           334
SYKES Enterprises, Inc. (b)                    56,600         1,067
                                                           --------
                                                              1,401
                                                           --------

OIL & GAS DRILLING--1.6%
Grey Wolf, Inc. (b)                           165,200         1,492

OIL & GAS EQUIPMENT & SERVICES--3.9%
Basic Energy Service, Inc. (b)                 21,900           690
Key Energy Services, Inc. (b)                  85,800         1,666
SEACOR Holdings, Inc. (b)                      14,100         1,262
                                                           --------
                                                              3,618
                                                           --------

OIL & GAS EXPLORATION & PRODUCTION--5.8%
Rosetta Resources, Inc. (b)                    42,400         1,208
Stone Energy Corp. (b)                         27,600         1,819
W&T Offshore, Inc.                             17,500         1,024
Whiting Petroleum Corp. (b)                    12,100         1,284
                                                           --------
                                                              5,335
                                                           --------

PAPER PACKAGING--1.6%
Rock-Tenn Co. Class A                          50,850         1,525

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc. (b)                115,500           977

PROPERTY & CASUALTY INSURANCE--4.4%
American Physicians Capital, Inc               12,500           605
Harleysville Group, Inc.                       13,700           463
Navigators Group, Inc. (The) (b)               28,950         1,565
ProAssurance Corp. (b)                          8,900           428
SeaBright Insurance Holdings, Inc. (b)         27,750           402
Selective Insurance Group, Inc.                15,200           285
United Fire & Casualty Co.                     12,200           329
                                                           --------
                                                              4,077
                                                           --------

PUBLISHING--1.1%
Scholastic Corp. (b)                           35,000         1,003

REGIONAL BANKS--9.2%
BancFirst Corp.                                19,700           843
City Holding Co.                               25,600         1,044
Community Bank System, Inc.                    32,800           676
Community Trust Bancorp, Inc.                  39,100         1,027
First Merchants Corp.                          62,962         1,143
Independent Bank Corp.                         28,550           681
MB Financial, Inc.                             14,800           333
NBT Bancorp, Inc.                              35,300           727
Renasant Corp.                                 25,600           377
Simmons First National Corp. Class A           11,301           316



                       See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                               SHARES       VALUE
                                              --------    ---------
REGIONAL BANKS--CONTINUED
UMB Financial Corp.                            26,250      $  1,346
                                                           --------
                                                              8,513
                                                           --------

REINSURANCE--2.8%
Max Capital Group Ltd.                         47,750         1,019
Platinum Underwriters Holdings Ltd.            48,000         1,565
                                                           --------
                                                              2,584
                                                           --------

RETAIL REITS--0.6%
Ramco-Gershenson Properties Trust              25,350           521

SEMICONDUCTOR EQUIPMENT--1.2%
Entegris, Inc. (b)                             64,500           422
MKS Instruments, Inc. (b)                      15,600           342
Photronics, Inc. (b)                           46,000           324
                                                           --------
                                                              1,088
                                                           --------

SOFT DRINKS--0.3%
Coca-Cola Bottling Co. Consolidated             7,150           264

SPECIALIZED FINANCE--0.6%
PHH Corp. (b)                                  34,800           534

SPECIALIZED REITS--3.2%
FelCor Lodging Trust, Inc.                     43,550           457
Nationwide Health Properties, Inc.             24,100           759
Potlatch Corp.                                 38,900         1,755
                                                           --------
                                                              2,971
                                                           --------
SPECIALTY CHEMICALS--4.8%
Innospec, Inc.
   (United Kingdom)                            39,900           751
Minerals Technologies, Inc.                    19,000         1,208
Rockwood Holdings, Inc. (b)                    47,700         1,660
Sensient Technologies Corp.                    29,100           820
                                                           --------
                                                              4,439
                                                           --------

SPECIALTY STORES--0.5%
Barnes & Noble, Inc.                           17,400           432

TECHNOLOGY DISTRIBUTORS--1.5%
Tech Data Corp. (b)                            40,850         1,384

THRIFTS & MORTGAGE FINANCE--0.7%
Provident Financial Services, Inc.             44,600           625

TRADING COMPANIES & DISTRIBUTORS--1.0%
H&E Equipment Services, Inc. (b)               58,500           703
Rush Enterprises, Inc. Class A (b)             20,700           249
                                                           --------
                                                                952
                                                           --------

TRUCKING--2.8%
Arkansas Best Corp.                            15,600           571
Old Dominion Freight Line, Inc. (b)            31,700           952
Werner Enterprises, Inc.                       57,100         1,061
                                                           --------
                                                              2,584
                                                           --------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
Syniverse Holdings, Inc. (b)                   59,300           960
                                                           --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 96,457)                                   89,639
                                                           --------

FOREIGN COMMON STOCKS (c)--2.0%

ELECTRONIC MANUFACTURING SERVICES--0.6%
Nam Tai Electronics, Inc.
   (Hong Kong)                                 41,100           538

PROPERTY & CASUALTY INSURANCE--1.4%
Aspen Insurance Holdings Ltd.
   (Bermuda)                                   54,150         1,282
                                                           --------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 2,053)                                     1,820
                                                           --------

TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $ 98,510)                                   91,459
                                                           --------

SHORT-TERM INVESTMENTS--1.4%

MONEY MARKET MUTUAL FUNDS--1.4%
AIM STIT-Liquid Assets
   Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 2.580%)                              406,156           406
JPMorgan Prime Money
   Market Fund -
   Institutional Shares
   (seven-day effective
   yield 2.540%)                              868,372           868
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,274)                                     1,274
                                                           --------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $ 99,784)                                   92,733 (a)

Other assets and liabilities, net--(0.1)%                       (55)
                                                           --------

NET ASSETS--100.0%                                         $ 92,678
                                                           ========

ABBREVIATIONS:

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,468 and gross depreciation of $13,899 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $100,164.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                        PHOENIX INSIGHT VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               SHARES       VALUE
                                              --------    ---------
DOMESTIC COMMON STOCKS--88.3%

AEROSPACE & DEFENSE--2.1%
Goodrich Corp.                                 28,700      $  1,362
Lockheed Martin Corp.                          17,500         1,727
Northrop Grumman Corp.                         15,400         1,030
Raytheon Co.                                   21,000         1,182
                                                           --------
                                                              5,301
                                                           --------

AGRICULTURAL PRODUCTS--0.7%
Archer-Daniels-Midland Co.                     55,100         1,860

APPAREL RETAIL--0.5%
TJX Cos., Inc. (The)                           42,100         1,325

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Bank of New York Mellon Corp. (The)            43,700         1,653
State Street Corp.                             69,000         4,415
                                                           --------
                                                              6,068
                                                           --------

AUTOMOTIVE RETAIL--0.6%
AutoZone, Inc. (b)                             12,900         1,561

COMMODITY CHEMICALS--1.1%
Celanese Corp. Series A                        61,000         2,785

COMMUNICATIONS EQUIPMENT--0.7%
Cisco Systems, Inc. (b)                        80,100         1,863

COMPUTER HARDWARE--2.8%
Hewlett-Packard Co.                           159,200         7,038

COMPUTER STORAGE & PERIPHERALS--1.3%
Western Digital Corp. (b)                      95,300         3,291

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.8%
Deere & Co.                                    62,100         4,479

DIVERSIFIED BANKS--3.1%
U.S. Bancorp                                  153,100         4,270
Wells Fargo & Co.                             157,800         3,748
                                                           --------
                                                              8,018
                                                           --------

ELECTRIC UTILITIES--0.8%
FPL Group, Inc.                                31,400         2,059

FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
CF Industries Holdings, Inc.                   14,400         2,200
Mosaic Co. (The) (b)                           15,000         2,171
                                                           --------
                                                              4,371
                                                           --------

FOOD RETAIL--3.3%
Kroger Co. (The)                              199,400         5,757
SUPERVALU, Inc.                                89,400         2,761
                                                           --------
                                                              8,518
                                                           --------

GAS UTILITIES--2.4%
ONEOK, Inc.                                   123,000         6,006

HEALTH CARE DISTRIBUTORS--1.8%
AmerisourceBergen Corp.                        22,100           884
McKesson Corp.                                 66,100         3,695
                                                           --------
                                                              4,579
                                                           --------

HEALTH CARE SERVICES--0.7%
Express Scripts, Inc. (b)                      26,700         1,675

HYPERMARKETS & SUPER CENTERS--1.1%
Wal-Mart Stores, Inc.                          49,800         2,799

INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                           65,100         1,738
Textron, Inc.                                  59,700         2,861
                                                           --------
                                                              4,599
                                                           --------

INDUSTRIAL MACHINERY--1.0%
Parker Hannifin Corp.                          35,500         2,532

INTEGRATED OIL & GAS--17.4%
Chevron Corp.                                  92,200         9,140
ConocoPhillips                                111,410        10,516
Exxon Mobil Corp.                             136,000        11,985
Hess Corp.                                     38,600         4,871
Occidental Petroleum Corp.                     86,300         7,755
                                                           --------
                                                             44,267
                                                           --------

INTEGRATED TELECOMMUNICATION SERVICES--7.7%
AT&T, Inc.                                    288,587         9,722
Embarq Corp.                                  115,800         5,474
Verizon Communications, Inc.                  124,800         4,418
                                                           --------
                                                             19,614
                                                           --------

INVESTMENT BANKING & BROKERAGE--1.2%
Goldman Sachs Group, Inc. (The)                17,100         2,991

LIFE & HEALTH INSURANCE--1.6%
MetLife, Inc.                                  78,300         4,132

LIFE SCIENCES TOOLS & SERVICES--1.4%
Invitrogen Corp. (b)                           89,400         3,510

MANAGED HEALTH CARE--1.3%
CIGNA Corp.                                    56,500         2,000
Humana, Inc. (b)                               33,350         1,326
                                                           --------
                                                              3,326
                                                           --------

METAL & GLASS CONTAINERS--1.6%
Owens-Illinois, Inc. (b)                       95,700         3,990

MULTI-LINE INSURANCE--2.4%
Assurant, Inc.                                 94,100         6,207

MULTI-UTILITIES--0.5%
Integrys Energy Group, Inc.                    27,000         1,372

OIL & GAS EQUIPMENT & SERVICES--0.8%
National Oilwell Varco, Inc. (b)               23,200         2,058

OIL & GAS EXPLORATION & PRODUCTION--2.7%
Apache Corp.                                   34,300         4,767
Devon Energy Corp.                             17,500         2,103
                                                           --------
                                                              6,870
                                                           --------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
Bank of America Corp.                         181,700         4,337
JPMorgan Chase & Co.                          162,200         5,565
                                                           --------
                                                              9,902
                                                           --------

PHARMACEUTICALS--4.0%
Forest Laboratories, Inc. (b)                  56,100         1,949
Johnson & Johnson                              58,100         3,738
Merck & Co., Inc.                              89,700         3,381
Perrigo Co.                                    37,900         1,204
                                                           --------
                                                             10,272
                                                           --------

PROPERTY & CASUALTY INSURANCE--1.4%
Chubb Corp. (The)                              36,400         1,784
Travelers Cos., Inc. (The)                     41,400         1,797
                                                           --------
                                                              3,581
                                                           --------

REINSURANCE--0.4%
Reinsurance Group of America, Inc.             23,800         1,036

RESTAURANTS--2.5%
McDonald's Corp.                               46,400         2,609
Yum! Brands, Inc.                             106,100         3,723
                                                           --------
                                                              6,332
                                                           --------

STEEL--1.4%
United States Steel Corp.                      19,100         3,529

TECHNOLOGY DISTRIBUTORS--2.7%
Avnet, Inc. (b)                                69,800         1,904
Ingram Micro, Inc. Class A (b)                274,800         4,878
                                                           --------
                                                              6,782
                                                           --------

TOBACCO--1.7%
Lorillard, Inc. (b)                            61,500         4,253
                                                           --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $212,186)                                  224,751
                                                           --------

FOREIGN COMMON STOCKS (c)--10.1%

COMMUNICATIONS EQUIPMENT--0.6%
Nokia Oyj Sponsored ADR (Finland)              66,500         1,629

DIVERSIFIED METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold,
   Inc. (United States)                        42,823         5,019

PACKAGED FOODS & MEATS--2.5%
Unilever N.V. NY Registered
   Shares (United States)                     226,400         6,430

PROPERTY & CASUALTY INSURANCE--1.3%
ACE Ltd. (United States)                       58,800         3,239

REINSURANCE--2.6%
Arch Capital Group Ltd.
   (United States) (b)                        102,000         6,765

STEEL--1.1%
ArcelorMittal (Luxembourg)                     27,500         2,724
                                                           --------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $24,477)                                    25,806
                                                           --------

TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $236,663)                                  250,557
                                                           --------

                       See Notes to Financial Statements

                        PHOENIX INSIGHT VALUE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               SHARES       VALUE
                                              --------    ---------
SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--1.6%
AIM STIT-Liquid Assets
   Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 2.580%)                            2,443,839      $  2,444
JPMorgan Prime
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 2.540%)                            1,502,539         1,503
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,947)                                      3,947
                                                           --------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $240,610)                                  254,504 (a)

Other assets and liabilities, net--0.0%                         (29)
                                                           --------
NET ASSETS--100.0%                                         $254,475
                                                           ========

ABBREVIATIONS:

ADR      American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,508 and gross depreciation of $19,696 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $240,692.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE        VALUE
                                              -------     ---------
DOMESTIC CORPORATE BONDS--84.2%

ADVERTISING--2.0%
Affinion Group, Inc.
   10.125% due 10/15/13                       $   400      $    403
   11.500% due 10/15/15                           610           612
                                                           --------
                                                              1,015
                                                           --------

AEROSPACE & DEFENSE--3.4%
BE Aerospace, Inc.
   8.500% due 7/1/18                              275           278
Bombardier Inc. 144A
   8.000% due 11/15/14 (b)                        775           798
DI Finance/DynCorp International,
   Inc. Series B
   9.500% due 2/15/13                             240           240
L-3 Communications Corp.
   7.625% due 6/15/12                             155           157
   5.875% due 1/15/15                             285           264
                                                           --------
                                                              1,737
                                                           --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Levi Strauss & Co.
   9.750% due 1/15/15                             105           106
   8.875% due 4/1/16                              590           577
                                                           --------
                                                                683
                                                           --------

AUTOMOTIVE RETAIL--1.3%
AutoNation, Inc.
   7.000% due 4/15/14                             730           653

BROADCASTING & CABLE TV--6.5%
Clear Channel Communications, Inc.
   7.650% due 9/15/10                           1,310         1,344
EchoStar DBS Corp.
   6.625% due 10/1/14                             190           176
   7.125% due 2/1/16                              655           608
Mediacom LLC/Mediacom
   Capital Corp.
   9.500% due 1/15/13                             275           261
Sinclair Television Group, Inc.
   8.000% due 3/15/12                             625           631
United Artists Theatre Circuit,
   Inc. Series 95-A
   9.300% due 7/1/15 (e)                          171           170
United Artists Theatre Circuit,
   Inc. Series BD-1
   9.300% due 7/1/15 (e)                          151           150
United Artists Theatre Circuit,
   Inc. Series BE-9
   9.300% due 7/1/15 (e)                            6             6
                                                           --------
                                                              3,346
                                                           --------

BUILDING PRODUCTS--1.6%
Gibraltar Industries, Inc. Series B
   8.000% due 12/1/15                             960           806

CASINOS & GAMING--5.7%
Harrahs Operating Co., Inc. 144A
   10.750% due 2/1/16 (b)                       1,125           939
Icahn Enterprises LP/Icahn
   Enterprises Finance Corp.
   8.125% due 6/1/12                              700           676
   7.125% due 2/15/13                             225           205

MGM MIRAGE
   7.500% due 6/1/16                              385           319
   7.625% due 1/15/17                             330           273
OED Corp./Diamond Jo LLC
   8.750% due 4/15/12                             585           535
                                                           --------
                                                              2,947
                                                           --------

CATALOG RETAIL--2.2%
Harry & David Holdings, Inc.
   7.682% due 3/1/12 (c)                          590           522
IAC/InterActiveCorp
   7.000% due 1/15/13                             590           628
                                                           --------
                                                              1,150
                                                           --------

COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc.
   8.125% due 10/15/15                            712           687

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.7%
Trinity Industries, Inc.
   6.500% due 3/15/14                             370           361

CONSUMER FINANCE--5.5%
Ford Motor Credit Co. LLC
   7.375% due 2/1/11                               40            32
   9.875% due 8/10/11                             110            93
   7.800% due 6/1/12                              545           422
   7.000% due 10/1/13                             425           313
   8.000% due 12/15/16                            810           589
   12.000% due 5/15/15                            370           326
GMAC LLC
   6.000% due 12/15/11                            335           231
   6.750% due 12/1/14                             245           162
Hertz Corp. (The)
   8.875% due 1/1/14                              540           497
   10.500% due 1/1/16                             240           220
                                                           --------
                                                              2,885
                                                           --------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
First Data Corp. 144A
   9.875% due 9/24/15 (b)                         625           545
Lender Processing Services,
   Inc. 144A
   8.125% due 7/1/16 (b)                          400           402
                                                           --------
                                                                947
                                                           --------

DISTRIBUTORS--0.4%
Susser Holdings LLC
   10.625% due 12/15/13                           200           204

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--2.3%
Harland Clarke Holdings Corp.
   7.426% due 5/15/15 (c)                         445           331
   9.500% due 5/15/15                             785           648
RSC Equipment Rental, Inc.
   9.500% due 12/1/14                             240           202
                                                           --------
                                                              1,181
                                                           --------

ELECTRIC UTILITIES--1.8%
Reliant Energy, Inc.
   6.750% due 12/15/14                            895           917

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
   8.125% due 6/15/12                             325           328

HEALTH CARE FACILITIES--1.7%
HCA, Inc.
   9.250% due 11/15/16                            860           888

INDEPENDENT POWER PRODUCERS & ENERGY
 TRADERS--0.3%
Linn Energy LLC 144A
   9.875% due 7/1/18 (b)                          140           139

INTEGRATED TELECOMMUNICATION SERVICES--3.7%
Hughes Network Systems
   LLC/Hughes Network Systems
   Finance Corp.
   9.500% due 4/15/14                             845           859
Qwest Corp.
   6.500% due 6/1/17                              360           321
Telcordia Technologies, Inc. 144A
   6.463% due 7/15/12 (b)(c)                      275           239
   10.000% due 3/15/13 (b)                        605           493
                                                           --------
                                                              1,912
                                                           --------

INTERNET RETAIL--0.5%
Expedia, Inc. 144A
   8.500% due 7/1/16 (b)                          250           246

IT CONSULTING & OTHER SERVICES--0.7%
Unisys Corp.
   12.500% due 1/15/16                            355           357

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
   7.875% due 3/15/13                             275           258

MOVIES & ENTERTAINMENT--1.6%
WMG Acquisition Corp.
   7.375% due 4/15/14                             625           523
WMG Holdings Corp.
   0% due 12/15/14 (c)                            448           284
                                                           --------
                                                                807
                                                           --------

MULTI-UTILITIES--1.5%
Aquila, Inc.
   14.875% due 7/1/12                             680           794

OFFICE SERVICES & SUPPLIES--2.9%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                           1,510         1,521

OIL & GAS EQUIPMENT & SERVICES--2.2%
Allis-Chalmers Energy, Inc.
   8.500% due 3/1/17                              435           405
Seitel, Inc.
   9.750% due 2/15/14                             805           723
                                                           --------
                                                              1,128
                                                           --------

                       See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE        VALUE
                                              -------     ---------
OIL & GAS EXPLORATION & PRODUCTION--6.5%
Chesapeake Energy Corp.
   6.625% due 1/15/16                         $   400      $    386
   6.500% due 8/15/17                             570           536
Encore Acquisition Co.
   6.000% due 7/15/15                             705           666
Newfield Exploration Co.
   7.125% due 5/15/18                             125           119
Pioneer Natural Resources Co.
   6.650% due 3/15/17                              20            19
   6.875% due 5/1/18                            1,160         1,095
Plains Exploration &
   Production Co.
   7.000% due 3/15/17                             335           323
Sabine Pass Liquid
   Natural Gas LP
   7.500% due 11/30/16                            255           231
                                                           --------
                                                              3,375
                                                           --------

OIL & GAS STORAGE & TRANSPORTATION--2.2%
SemGroup LP 144A
   8.750% due 11/15/15 (b)                      1,155         1,126

PAPER PRODUCTS--3.6%
Exopack Holding Corp.
   11.250% due 2/1/14                             815           760
Mercer International, Inc.
   9.250% due 2/15/13                             279           263
Rock-Tenn Co. 144A
   9.250% due 3/15/16 (b)                         275           293
Verso Paper Holdings LLC/Verso
   Paper, Inc. Series B
   11.375% due 8/1/16                             600           571
                                                           --------
                                                              1,887
                                                           --------

PRECIOUS METALS & MINERALS--1.1%
PNA Group, Inc.
   10.750% due 9/1/16                             507           598

PUBLISHING--4.0%
Belo Corp.
   6.750% due 5/30/13                             740           701
Dex Media, Inc.
   8.000% due 11/15/13                            860           632
Donnelley (R.H.) Corp. 144A
   8.875% due 10/15/17 (b)                        340           204
Idearc, Inc.
   8.000% due 11/15/16                            810           514
                                                           --------
                                                              2,051
                                                           --------

SEMICONDUCTORS--2.3%
Amkor Technology, Inc.
   7.750% due 5/15/13                             535           498
   9.250% due 6/1/16                              200           192
Freescale Semiconductor, Inc.
   8.875% due 12/15/14                            620           507
                                                           --------
                                                              1,197
                                                           --------

SPECIALIZED CONSUMER SERVICES--0.9%
Stewart Enterprises, Inc.
   6.250% due 2/15/13                             475           454

SPECIALIZED FINANCE--0.8%
PNA Intermediate Holding Corp.
   PIK Interest Capitalization
   9.676% due 2/15/13                             415           417

SPECIALIZED REITS--2.1%
Felcor Lodging LP
   8.500% due 6/1/11                              635           624
Host Hotels & Resorts
   LP Series O
   6.375% due 3/15/15                             535           476
                                                           --------
                                                              1,100
                                                           --------

SPECIALTY CHEMICALS--0.6%
Huntsman International LLC
   7.375% due 1/1/15                              345           304

STEEL--1.4%
Ryerson, Inc. 144A
   12.000% due 11/1/15 (b)                        280           279
Steel Dynamics, Inc. 144A
   7.750% due 4/15/16 (b)                         440           440
                                                           --------
                                                                719
                                                           --------

TOBACCO--1.8%
Alliance One International, Inc.
   11.000% due 5/15/12                            890           921

TRUCKING--1.4%
Avis Budget Car Rental
   LLC/Avis Budget Finance, Inc.
   7.750% due 5/15/16                             910           703

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Sprint Capital Corp.
   8.750% due 3/15/32                             535           509
Sprint Nextel Corp.
   6.000% due 12/1/16                             315           271
                                                           --------
                                                                780
                                                           --------

TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $45,962)                                    43,529
                                                           --------
FOREIGN CORPORATE BONDS (d)--10.2%

CANADA--4.4%
CHC Helicopter Corp.
   7.375% due 5/1/14                              700           731
Compton Petroleum Finance Corp.
   7.625% due 12/1/13                             525           518
Russel Metals, Inc.
   6.375% due 3/1/14                              685           647
Videotron Ltd. 144A
   9.125% due 4/15/18 (b)                         375           394
                                                           --------
                                                              2,290
                                                           --------

UNITED KINGDOM--2.4%
Ineos Group Holdings plc 144A
   8.500% due 2/15/16 (b)                         650           431
Virgin Media Finance plc
   8.750% due 4/15/14                             730           690
   9.125% due 8/15/16                             125           118
                                                           --------
                                                              1,239
                                                           --------

UNITED STATES--3.4%
Dollarama Group LP
   8.875% due 8/15/12                             215           204
Freeport-McMoRan Copper &
   Gold, Inc.
   8.375% due 4/1/17 (d)                          835           882
Inmarsat Finance II plc
   0.000% due 11/15/12 (c)                        350           355
Stratos Global Corp.
   9.875% due 2/15/13                             313           333
                                                           --------
                                                              1,774
                                                           --------

TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,389)                                      5,303
                                                           --------

TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $51,351)                                    48,832
                                                           --------
SHORT-TERM INVESTMENTS--5.1%

FEDERAL AGENCY SECURITIES (f)--5.0%
FNMA
   1.850% due 7/1/08                            2,600         2,600


                                               SHARES
                                               ------
MONEY MARKET MUTUAL FUNDS--0.1%
PNC Bank Money Market
   Account (seven-day
   effective yield 1.500%)                     40,419            40
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,640)                                      2,640
                                                           --------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $53,991)                                    51,472 (a)

Other assets and liabilities, net--0.5%                         241
                                                           --------
NET ASSETS--100.0%                                         $ 51,713
                                                           ========


               See abbreviations and footnote legend on page 31.

                        See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

FNMA    Fannie Mae or Federal National Mortgage Association

PIK     Payment-in-Kind Security

REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $135 and gross depreciation of $2,818 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $54,155.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $6,968 or 13.5% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e)   Illiquid security.

(f)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE        VALUE
                                              -------     ---------
U.S. GOVERNMENT SECURITIES--32.0%

U.S. TREASURY BONDS--14.6%
U.S. Treasury Bond
   11.250% due 2/15/15                        $   250      $    362
   7.500% due 11/15/16                          1,985         2,480
   9.000% due 11/15/18                            805         1,128
                                                           --------
                                                              3,970
                                                           --------

U.S. TREASURY NOTES--17.4%
U.S. Treasury Note
   4.375% due 11/15/08                            210           212
   3.500% due 8/15/09                             100           101
   4.625% due 2/29/12                             228           240
   4.500% due 3/31/12                             500           524
   3.375% due 11/30/12                            779           782
   4.250% due 8/15/13                             575           600
   4.250% due 11/15/13                          1,632         1,703
   4.000% due 2/15/14                             538           555
                                                           --------
                                                              4,717
                                                           --------

TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,798)                                      8,687
                                                           --------

AGENCY MORTGAGE-BACKED SECURITIES--34.8%
FHLMC
   5.711% due 4/1/37 (c)                          357           364
FHLMC 202 (Interest Only)
   6.500% due 4/1/29                               87            23
FNMA
   11.000% due 12/1/15                             52            56
   6.500% due 5/1/36                              416           429
FNMA 01-T2 A
   5.780% due 11/25/10                            953           974
FNMA 02-73, OE
   5.000% due 11/25/17                          1,200         1,194
FNMA 02-T3 B
   5.763% due 12/25/11                          2,000         2,074
FNMA 04-15, AB
   4.000% due 9/25/17                             398           392
FNMA 97-20 (Interest Only)
   1.840% due 3/25/27 (c)(d)                      602            24
GNMA
   9.000% due 8/15/09                              18            19
   9.000% due 5/15/16                               1             1
   8.000% due 3/15/23                               8             9
   7.000% due 8/15/23                              74            79
   5.125% due 10/20/25 (c)                          7             7
   8.000% due 11/15/26                             77            85
   5.500% due 1/15/33                             503           503
GNMA 02-53 B
   5.552% due 5/16/26                              89            90
GNMA 03-5 A
   3.202% due 4/16/19                             437           440
GNMA 03-88 CA
   4.746% due 1/16/30                             375           372
GNMA 04-45 A
   4.020% due 12/16/21                            682           679
GNMA 04-78 C
   4.658% due 4/16/29                             250           244
GNMA 05-79 B
   4.646% due 8/16/39                             285           280
GNMA 05-9 A
   4.026% due 5/16/22                             187           186
GNMA 06-63 A
   4.255% due 2/16/32                             379           375
GNMA 07-75 A
   4.747% due 4/16/29                             542           543
                                                           --------
TOTAL AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $9,619)                                      9,442
                                                            -------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--25.6%
FFCB
   4.750% due 5/7/10                              550           566
FHLB
   5.500% due 7/15/36                             480           498
FHLMC
   4.875% due 2/9/10                              500           515
   4.500% due 7/15/13                             775           787
FNMA
   6.250% due 2/1/11                              750           786
   6.000% due 5/15/11                           1,000         1,065
Israel Government AID Bond
   5.500% due 9/18/23                           1,500         1,609
Peru Government AID Bond
   9.980% due 8/1/08                              170           170
Rowan Cos., Inc.
   6.150% due 7/1/10                              917           952
                                                            -------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $6,672)                                      6,948
                                                            -------

ASSET-BACKED SECURITIES--4.5%
AEP Texas Central Transition
   Funding LLC 06-A, A5
   5.306% due 7/1/20                              250           238
Citibank Credit Card Issuance
   Trust 06-A5, A5
   5.300% due 5/20/11                             210           214
MBNA Credit Card Master
   Note Trust 05-A7, A7
   4.300% due 2/15/11                             480           482
World Omni Auto Receivables
   Trust 06-B, A3
   5.150% due 11/15/10                            302           305
                                                           --------

TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,243)                                      1,239
                                                           --------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--0.2%
Structured Asset Securities
   Corp. 98-RF3, A
   (Interest Only) 144A
   6.100% due 6/15/28 (b)(e)                      497            43
                                                           --------

TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $82)                                            43
                                                           --------

TOTAL LONG TERM INVESTMENTS--97.1%

(IDENTIFIED COST $ 26,414)                                   26,359
                                                           --------
SHORT-TERM INVESTMENTS--1.9%


                                             SHARES
                                             -------
MONEY MARKET MUTUAL FUNDS--1.9%

Goldman Sachs Financial
   Square Funds -
   Treasury Obligations Fund -
   Select Shares
   (seven-day effective
   yield 1.890%)                              520,202           520
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $520)                                          520
                                                           --------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $26,934)                                    26,879 (a)
Other assets and liabilities, net--1.0%                         260
                                                          ---------
NET ASSETS--100.0%                                        $  27,139
                                                          =========

ABBREVIATIONS:

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA     Fannie Mae or Federal National Mortgage Association

GNMA     Ginnie Mae or Government National Mortgage Association

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $545 and gross depreciation of $600 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $26,934.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $43 or 0.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   Illiquid security.

(e) Illiquid and restricted security. At June 30, 2008, this security amounted to a value of $43 or 0.2% of net assets. For acquisition information, see
      Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                            ---------     ---------
MUNICIPAL BONDS (b)--99.9%

ALABAMA--10.2%
Alabama Drinking Water
   Finance Authority
   Series A (AMBAC Insured)
   5.000% due 8/15/14                       $   2,875     $   2,918
Jefferson County Limited
   Obligation Series A
   5.250% due 1/1/17                            6,000         5,564
   5.500% due 1/1/21                            2,415         2,224
Marshall County Health
   Care Authority Series A
   6.250% due 1/1/22                              770           813
Mobile Water & Sewer
   Commissioners
   (MBIA Insured)
   5.000% due 1/1/25                            4,000         4,129
                                                          ---------
                                                             15,648
                                                          ---------

ARIZONA--2.1%
Salt Verde Financial Corp.
   Gas Revenue
   5.250% due 12/1/20                           3,300         3,188

CALIFORNIA--11.5%
Antelope Valley Community
   College District Series B
   (MBIA Insured)
   5.250% due 8/1/39                            1,500         1,531
California Health Facility
   Financing Authority,
   Sutter Health Series A
   5.250% due 8/15/22                           2,000         2,083
California Health Facility
   Authority, Catholic
   Health System Series K
   5.125% due 7/1/22                            2,500         2,497
California State Economic
   Recovery Series A
   5.000% due 7/1/16                            5,000         5,213
City of Lodi Wastewater
   System Certificates of
   Participation Series A
   (MBIA Insured)
   5.500% due 10/1/18                           1,535         1,648
San Francisco State Building
   Authority Lease Revenue
   Series A (FGIC Insured)
   5.000% due 12/1/20                             900           914
State of California
   (XLCA Insured)
   5.000% due 11/1/22                           3,500         3,597
                                                          ---------
                                                             17,483
                                                          ---------

COLORADO--1.9%
Public Authority For Colorado
   Energy Natural Gas Purchase
   6.125% due 11/15/23                          3,000         2,928

FLORIDA--0.7%
Miami Dade County
   Educational Facilities
   Authority, University of
   Miami Series A
   5.250% due 4/1/18                            1,000         1,037

GEORGIA--2.5%
Main Street Natural Gas,
   Inc. Series A
   5.000% due 9/15/11                             600           592
   5.500% due 7/15/17                           3,250         3,180
                                                          ---------
                                                              3,772
                                                          ---------

IDAHO--1.3%
University of Idaho General
   Obligation Series B
   (FSA Insured)
   4.250% due 4/1/41                            2,000         2,040

ILLINOIS--18.6%
Development Finance
   Authority, DePaul
   University Series C
   5.625% due 10/1/20                           1,000         1,049
Educational Facilities
   Authority, University of
   Chicago Series A
   5.250% due 7/1/22                            3,000         3,134
Health Facilities Authority,
   Condell Medical Center
   6.000% due 5/15/10                             610           614
Health Facilities Authority,
   Elmhurst Memorial
   Healthcare Network
   6.250% due 1/1/17                            5,060         5,324
Illinois State Finance
   Authority OSF HealthCare
   Series A
   4.750% due 11/15/13                          1,295         1,322
Illinois State Finance
   Authority, Children
   Memorial Hospital Series B
   5.500% due 8/15/22                           1,200         1,229
   5.500% due 8/15/23                           1,500         1,529
   5.500% due 8/15/28                           2,500         2,470
Illinois State Toll Highway
   Authority Series A-1
   (FSA Insured)
   5.000% due 1/1/24                           10,000        10,292
O'Hare International Airport
   Third Lien - Series A
   (MBIA Insured)
   5.250% due 1/1/26                            1,500         1,508
                                                          ---------
                                                             28,471
                                                          ---------

INDIANA--0.7%
Indiana University
   (AMBAC Insured)
   5.250% due 11/15/17                          1,055         1,129

KENTUCKY--3.3%
Louisville & Jefferson
   County Metro Goverment
   Health Facilities, Jewish
   Hospital St. Mary's
   Healthcare (XLCA Insured)
   6.000% due 2/1/22                            5,000         5,104

MARYLAND--1.6%
City of Baltimore, Convention
   Center Series A
   (XLCA Insured)
   5.250% due 9/1/23                            2,500         2,379

MASSACHUSETTS--4.7%
Commonwealth of
   Massachusetts Series B
   Prerefunded 6/1/10 @ 100
   6.000% due 6/1/16                            5,000         5,302
Commonwealth of
   Massachusetts Series C
   (FSA Insured)
   5.250% due 8/1/23                              800           851
Massachusetts Health &
   Educational Facilities
   Authority Series C
   6.000% due 7/1/16                            1,000         1,067
                                                          ---------
                                                              7,220
                                                          ---------

MICHIGAN--5.7%
Detroit Water Supply
   System (FGIC Insured)
   5.500% due 7/1/35                            5,000         5,211
State Hospital Finance
   Authority, Chelsea
   Community Hospital
   5.000% due 5/15/12                           2,380         2,395
State of Michigan
   (FSA Insured)
   5.250% due 9/15/19                           1,000         1,081
                                                          ---------
                                                              8,687
                                                          ---------

MINNESOTA--0.7%
City of St. Cloud, Health
   Care - St. Cloud Hospital
   Series A (FSA Insured)
   5.500% due 5/1/15                            1,080         1,125

MISSOURI--1.3%
Missouri State & Health &
   Educational Authority
   Health Facilities, St. Luke's
   Healthcare Series 03-A
   (FSA Insured)
   5.125% due 11/15/23                          2,000         2,012

NEBRASKA--0.3%
Adams County Hospital
   Authority, Mary Lanning
   Memorial Hospital
   Project No. 1
   (Radian Insured)
   5.250% due 12/15/33                            500           487

NEW HAMPSHIRE--0.7%
Health & Education Facilities
   Authority, Concord
   Hospital (FSA Insured)
   5.500% due 10/1/21                           1,000         1,049

NEW JERSEY--5.4%
State Economic Development
   Authority Series O
   5.250% due 3/1/21                            5,000         5,214
State Economic Development
   Authority Series J-4
   (FSA Insured)
   5.000% due 9/1/29 (c)                        2,000         2,100

                        See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                            ---------     ---------
NEW JERSEY--CONTINUED
State Transportation Trust
   Fund Authority Series A
   (FSA Insured)
   4.000% due 12/15/17                      $   1,000     $     999
                                                          ---------
                                                              8,313
                                                          ---------

NEW YORK--5.2%
New York City Industrial
   Development Agency,
   Queens Baseball Stadium
   Project (AMBAC Insured)
   5.000% due 1/1/20                            1,000         1,029
   5.000% due 1/1/36                            1,750         1,702
New York State Thruway
   Authority Series A
   (AMBAC Insured)
   5.000% due 3/15/22                           4,975         5,176
                                                          ---------
                                                              7,907
                                                          ---------

NORTH CAROLINA--0.7%
North Carolina Eastern
   Municipal Power Agency
   Series A (Assured Guaranty Insured)
   5.250% due 1/1/19                            1,000         1,059

OHIO--6.9%
Cuyahoga County, Metrohealth
   System Project Series A
   (MBIA Insured)
   5.500% due 2/15/12                           1,000         1,068
Franklin County, American
   Chemical Society Project
   Development
   5.500% due 10/1/12                           4,600         4,747
Lorain County Hospital
   Facilities, Catholic
   Healthcare Series H
   (Assured Guaranty Insured)
   5.000% due 2/1/29                              300           301
Plain County Local School
   District Prerefunded
   6/1/11 @ 100 (FGIC Insured)
   6.000% due 12/1/20                           4,070         4,403
                                                          ---------
                                                             10,519
                                                          ---------

PENNSYLVANIA--4.4%
Delaware River Port
   Authority of
   Pennsylvania &
   New Jersey (FSA Insured)
   5.750% due 1/1/15                            1,000         1,040
   6.000% due 1/1/17                            5,500         5,725
                                                          ---------
                                                              6,765
                                                          ---------

PUERTO RICO--0.7%
Puerto Rico Housing
   Finance Authority
   (HUD Insured)
   5.000% due 12/1/16                           1,000         1,027

SOUTH CAROLINA--0.7%
Lexington County School
   District No. 1 School
   Facilities Corp.
   5.250% due 12/1/25                           1,000         1,015

TEXAS--6.6%
Amarillo Independent
   School District
   (PSF Guaranteed)
   5.250% due 2/1/22                              915           965
El Paso Independent
   School District
   (PSF Guaranteed)
   5.000% due 8/15/20                           2,750         2,885
North Texas Tollway
   Authority Series A
   6.000% due 1/1/24                            3,000         3,162
State Municipal Gas
   Acquisition & Supply
   Corp. II
   1.950% due 9/15/27 (c)                       3,000         2,579
Texas Municipal Gas
   Acquisition and Supply
   Corp. Series D
   6.250% due 12/15/26                            500           479
                                                          ---------
                                                             10,070
                                                          ---------

VIRGINIA--1.5%
City of Norfolk Water System
   (MBIA Insured)
   5.875% due 11/1/15                           2,300         2,304
                                                          ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $152,837)                                  152,738
                                                          ---------

TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $152,837)                                  152,738
                                                          ---------

SHORT-TERM INVESTMENTS--3.6%

                                             SHARES
                                            ---------
MONEY MARKET MUTUAL FUNDS--3.6%
AIMTFIT - Tax-Free Cash
   Reserve Portfolio (The)
   Institutional Shares
   (seven-day effective yield 1.620%)       5,033,223     $   5,033
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund  -
   Select Shares (seven-day
   effective yield 1.590%)                    454,536           455
                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,488)                                      5,488
                                                          ---------

TOTAL INVESTMENTS--103.5%
(IDENTIFIED COST $158,325)                                  158,226 (a)

Other assets and liabilities, net--(3.5)%                    (5,398)
                                                          ---------
NET ASSETS--100.0%                                        $ 152,828
                                                          =========

ABBREVIATIONS:

AMBAC    American Municipal Bond Assurance Corporation

FGIC     Financial Guaranty Insurance Company

FSA      Financial Security Assurance, Inc.

HUD      U.S. Department of Housing & Urban Development

MBIA     Municipal Bond Insurance Association

PSF      Permanent School Fund

XLCA     XL Capital Assurance

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,289 and gross depreciation of $2,388 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $158,325.

(b) At June 30, 2008, 53% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 19%.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                            ---------     ---------
U.S. GOVERNMENT SECURITIES--10.7%

U.S. TREASURY BONDS--5.2%
U.S. Treasury Bond
   11.250% due 2/15/15                      $     686     $     993
   7.500% due 11/15/16                          4,633         5,787
   9.000% due 11/15/18                          1,525         2,137
                                                          ---------
                                                              8,917
                                                          ---------

U.S. TREASURY NOTES--5.5%
U.S. Treasury Note
   4.875% due 8/15/09                             450           462
   4.500% due 3/31/12                           2,201         2,306
   3.375% due 11/30/12                            480           482
   4.250% due 11/15/13                          1,075         1,122
   4.000% due 2/15/14                           4,987         5,143
                                                          ---------
                                                              9,515
                                                          ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,646)                                    18,432
                                                          ---------

AGENCY MORTGAGE-BACKED SECURITIES--13.6%
FHLMC 2513 JE
   5.000% due 10/15/17                          5,105         5,102
FHLMC 2835 HB
   5.500% due 8/15/24                           1,330         1,333
FHLMC 2885 PB
   4.500% due 8/15/14                           3,974         3,985
FHLMC 3099 PA
   5.500% due 9/15/25                             816           829
FHLMC 3101 PA
   5.500% due 10/15/25                            824           837
FNMA
   5.500% due 3/15/11                           3,900         4,098
   6.000% due 5/1/16                              349           359
   10.500% due 12/1/16                              1             2
   5.000% due 5/1/18                              442           442
   9.000% due 3/1/25                                7             7
   9.000% due 7/1/25                               39            43
   9.000% due 10/1/25                               2             2
   5.717% due 1/1/35 (c)                        1,302         1,313
FNMA 02-73, OE
   5.000% due 11/25/17                          1,000           995
FNMA 04-15, AB
   4.000% due 9/25/17                             893           881
FNMA 93-197, SB
   9.192% due 10/25/08 (c)                         21            21
FNMA 97-20 (Interest Only)
   1.840% due 3/25/27 (c)(e)                    1,766            72
FNMA 97-70 (Principal Only)
   0% due 4/25/22                                 292           257
GNMA
   9.000% due 8/15/09                               1             1
   7.000% due 6/15/23                              37            39
   7.000% due 7/15/23                               8             9
   7.000% due 9/15/23                              49            53
   7.000% due 9/15/23                               7             8
   7.000% due 1/15/24                              33            35
   7.000% due 5/15/24                              16            17
   7.000% due 9/15/24                              37            39
   7.000% due 7/15/25                              25            27
   7.000% due 7/15/25                              13            14
   7.000% due 7/15/25                              18            19
GNMA 04-108 C
   5.039% due 12/16/32 (c)                      1,905         1,831
GNMA 04-67 A
   3.648% due 9/16/17                             715           713
                                                          ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,270)                                    23,383
                                                          ---------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.2%
FHLB
   5.625% due 6/13/16                             395           402
                                                          ---------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $395)                                          402
                                                          ---------

ASSET-BACKED SECURITIES--8.9%
Capital Auto Receiveables
   Asset Trust 07-3, A4
   5.210% due 3/17/14                           1,870         1,899
Capital One Multi-Asset
   Execution Trust 03-B5, B5
   4.790% due 8/15/13                           2,480         2,388
Citibank Credit Card Issuance
   Trust 07-A5, A5
   5.500% due 6/22/12                           2,160         2,214
Citibank Credit Card Issuance
   Trust 07-B2, B2
   5.000% due 4/2/12                            1,770         1,760
E*TRADE RV & Marine
   Trust 04-1, A3
   3.620% due 10/8/18                              95            93
Ford Credit Auto Owner
   Trust 06-A, A4
   5.070% due 12/15/10                          2,370         2,404
MBNA Credit Card Master
   Note Trust 05-A7, A7
   4.300% due 2/15/11                           2,100         2,106
PSE&G Transition Funding
   LLC 01-1, A5
   6.450% due 3/15/13                           2,010         2,099
USAA Auto Owner Trust
   07-2, A3
   4.900% due 2/15/12                             470           476
                                                          ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $15,368)                                    15,439
                                                          ---------

DOMESTIC CORPORATE BONDS--39.8%

AEROSPACE & DEFENSE--0.3%
Honeywell International, Inc.
   5.625% due 8/1/12                              500           516

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA LLC
   5.875% due 3/15/11                           1,000         1,013

COMMUNICATIONS EQUIPMENT--0.6%
Cisco Systems, Inc.
   5.250% due 2/22/11                           1,050         1,081

CONSUMER FINANCE--6.0%
American General Finance Corp.
   5.400% due 12/1/15                           1,320         1,120
Boeing Capital Corp.
   6.500% due 2/15/12                           1,270         1,348
Capital One Bank USA NA
   4.250% due 12/1/08                           1,000           998
Capital One Financial Corp.
   6.150% due 9/1/16                              980           864
HSBC Finance Corp.
   6.375% due 10/15/11                          1,850         1,892
   4.750% due 7/15/13                             465           444
IBM International Group
   Capital LLC
   5.050% due 10/22/12                          2,800         2,860
John Deere Capital Corp.
   5.100% due 1/15/13                             750           758
                                                          ---------
                                                             10,284
                                                          ---------

DIVERSIFIED BANKS--2.9%
Bank One Corp.
   7.875% due 8/1/10                            1,400         1,482
Wachovia Corp.
   5.300% due 10/15/11                          3,000         2,933
Wells Fargo & Co.
   5.300% due 8/26/11                             600           611
                                                          ---------
                                                              5,026
                                                          ---------

ELECTRIC UTILITIES--1.6%
Pacific Gas & Electric Co.
   4.200% due 3/1/11                            1,200         1,190
Southern Co. Series A
   5.300% due 1/15/12                           1,575         1,603
                                                          ---------
                                                              2,793
                                                          ---------

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.
   5.500% due 6/15/13                             845           843

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.6%
Constellation Energy Group, Inc.
   6.125% due 9/1/09                            1,000         1,014

INTEGRATED OIL & GAS--1.4%
Conoco Funding Co.
   6.350% due 10/15/11                          2,305         2,438

INTEGRATED TELECOMMUNICATION SERVICES--1.8%
AT&T, Inc.
   5.625% due 6/15/16                             710           703
BellSouth Corp.
   4.200% due 9/15/09                           1,100         1,102
Verizon Global Funding Corp.
   7.250% due 12/1/10                           1,250         1,327
                                                          ---------
                                                              3,132
                                                          ---------

INVESTMENT BANKING & BROKERAGE--3.1%
Goldman Sachs Group, Inc.
   4.500% due 6/15/10                             675           676
Lehman Brothers Holdings, Inc.
   4.250% due 1/27/10                           1,745         1,699
   6.200% due 9/26/14                             370           353
Merrill Lynch & Co., Inc.
   6.150% due 4/25/13                           1,250         1,212
Morgan Stanley
   3.875% due 1/15/09                             400           398
   4.000% due 1/15/10                           1,000           982
                                                          ---------
                                                              5,320
                                                          ---------

                        See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                            ---------     ---------
MANAGED HEALTH CARE--1.4%
Wellpoint, Inc.
   5.875% due 6/15/17                       $   2,400     $   2,320

MOVIES & ENTERTAINMENT--1.7%
Disney Walt Co. (The)
   5.625% due 9/15/16                             935           950
Time Warner Cos., Inc.
   7.250% due 10/15/17                          1,955         1,991
                                                          ---------
                                                              2,941
                                                          ---------
MULTI-UTILITIES--1.2%
Consolidated Edison Company
   of New York, Inc. 06-C
   5.500% due 9/15/16                           2,165         2,147

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Devon Financing Corp. ULC
   6.875% due 9/30/11                           1,550         1,645

OIL & GAS STORAGE & TRANSPORTATION--0.8%
DCP Midstream LLC
   7.875% due 8/16/10                           1,380         1,448

OTHER DIVERSIFIED FINANCIAL SERVICES--3.1%
Bank of America Corp.
   6.250% due 4/15/12                           1,065         1,098
General Electric Capital Corp.
   4.125% due 9/1/09                              360           361
   4.875% due 3/4/15                              230           227
International Lease Finance Corp.
   5.625% due 9/20/13                           1,480         1,294
JPMorgan Chase & Co.
   3.800% due 10/2/09                             480           475
   5.125% due 9/15/14                           1,920         1,867
                                                          ---------
                                                              5,322
                                                          ---------

PACKAGED FOODS & MEATS--0.9%
Kellogg Co. Series B
   6.600% due 4/1/11                            1,500         1,578

PHARMACEUTICALS--2.0%
Abbott Laboratories
   5.875% due 5/15/16                           2,300         2,366
Schering-Plough Corp.
   5.550% due 12/1/13                           1,135         1,143
                                                          ---------
                                                              3,509
                                                          ---------

PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Life Global Funding
   Trusts 04-1
   4.500% due 5/29/09                           1,500         1,502

RAILROADS--1.5%
Burlington Northern Santa Fe Corp.
   6.750% due 7/15/11                             690           723
CSX Corp.
   6.750% due 3/15/11                           1,780         1,845
                                                          ---------
                                                              2,568
                                                          ---------

REGIONAL BANKS--1.0%
Union Planters Corp.
   7.750% due 3/1/11                            1,750         1,789

RESIDENTIAL REITS--0.2%
AvalonBay Communities, Inc.
   5.750% due 9/15/16                             425           402

RETAIL REITS--1.1%
Simon Property Group LP
   4.600% due 6/15/10                           1,500         1,475
   5.750% due 5/1/12                              445           445
                                                          ---------
                                                              1,920
                                                          ---------

SPECIALIZED FINANCE--1.8%
Caterpillar Financial
   Service Corp.
   5.125% due 10/12/11                          1,000         1,027
CIT Group, Inc.
   3.375% due 4/1/09                            1,620         1,533
   5.000% due 2/13/14                             710           510
                                                          ---------
                                                              3,070
                                                          ---------

THRIFTS & MORTGAGE FINANCE--1.8%
Countrywide Home Loans, Inc.
   4.125% due 9/15/09                           1,985         1,896
Washington Mutual, Inc.
   5.000% due 3/22/12                           1,325         1,146
                                                          ---------
                                                              3,042
                                                          ---------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $69,630)                                    68,663
                                                          ---------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--22.3%
Adjustable Rate Mortgage
   Trust 05-11, 2A42
   5.332% due 2/25/36 (c)                       4,455         3,494
Bear Stearns Commercial
   Mortgage Securities,
   Inc. 06-PW14 AAB
   5.171% due 12/11/38                            955           908
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-T22, A4
   5.631% due 4/12/38 (c)                       2,275         2,199
Bear Stearns Commercial
   Mortgage Securities, Inc.
   07-PW15, A2
   5.205% due 2/11/44                           1,450         1,407
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 07-CD4, A3
   5.293% due 12/11/49                          2,430         2,315
Countrywide Alternative
   Loan Trust 04-22CB, 1A1
   6.000% due 10/25/34                          1,937         1,838
Countrywide Asset-Backed
   Certificates 06-1, AF2
   5.281% due 7/25/36 (c)(e)                    1,635         1,625
DLJ Mortgage Acceptance
   Corp. 96-M, 1 144A
   0% due 11/28/11 (b)(c)(f)                       32            27
FHLMC 2770 QG
   4.500% due 3/15/19                           3,741         3,605
First Horizon Alternative
   Mortgage Security
   05-FA8 1A18
   5.500% due 11/25/35                          1,872         1,799
GMAC Mortgage Corp.
   Loan Trust 05-AR3, 3A3
   4.850% due 6/19/35 (c)                       1,275         1,250
GSR Mortgage Loan
   Trust 04-10F, 1A1
   4.500% due 8/25/19                           1,175         1,160
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 01-C2, A1
   6.270% due 6/15/20                             262           265
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C2, A2
   4.821% due 4/15/30                           2,062         2,057
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C5, A3
   4.964% due 9/15/30                             797           780
Morgan Stanley Capital
   I 06-T23, A2
   5.915% due 8/12/41 (c)                       1,770         1,777
Morgan Stanley Mortgage
   Loan Trust 06-7, 5A2
   5.962% due 6/25/36 (c)(e)                    1,800         1,377
Residential Funding
   Mortgage Securities II, Inc.
   01-HS2, A5
   7.420% due 4/25/31 (c)(e)                      550           514
Structured Asset Securities
   Corp. 03-34A, 6A
   5.066% due 11/25/33 (c)                      1,864         1,844
Structured Asset Securities
   Corp. 04-5H, A2
   4.430% due 12/25/33 (e)                         12            12
Structured Asset Securities
   Corp. 05-2XS, 2A2
   5.150% due 2/25/35 (c)(e)                      973           694
Structured Asset Securities
   Corp. 05-4XS, 3A2
   4.270% due 3/25/35 (c)                       3,005         3,005
Structured Asset Securities
   Corp. 98-RF3, A
   (Interest Only) 144A
   6.100% due 6/15/28 (b)(f)                    1,251           109
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-6, 2A7
   5.500% due 8/25/35                           2,529         2,458
Wells Fargo Mortgage Backed
   Securities Trust
   05-AR10, 2A19
   3.498% due 6/25/35 (c)                       2,014         1,992
                                                          ---------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $40,913)                                    38,511
                                                          ---------

                       See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              PAR
                                             VALUE          VALUE
                                           ----------     ---------
FOREIGN CORPORATE BONDS (d)--3.2%

CANADA--1.2%
Rogers Communications, Inc.
   7.250% due 12/15/12                     $    2,000     $   2,119

SPAIN--1.1%
Telefonica Emisiones S.A.U.
   5.855% due 2/4/13                            1,880         1,893

UNITED STATES--0.9%
CRH America, Inc.
   5.625% due 9/30/11                           1,520         1,487
                                                          ---------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,526)                                      5,499
                                                          ---------

TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $173,748)                                  170,329
                                                          ---------

                                             SHARES
                                           ----------
SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--1.6%
AIM STIT-Liquid Assets
   Portfolio (The) - Institutional
   Shares (seven-day
   effective yield 2.580%)                  2,157,854         2,158
Goldman Sachs Financial
   Square Funds - Money
   Market Fund - Select Shares
   (seven-day effective
   yield 2.380%)                              220,915           221
JPMorgan Prime Money
   Market Fund - Institutional
   Shares (seven-day
   effective yield 2.540%)                    365,099           365
                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,744)                                      2,744
                                                          ---------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $176,492)                                  173,073 (a)

Other assets and liabilities, net--(0.3)%                      (588)
                                                          ---------
NET ASSETS--100.0%                                        $ 172,485
                                                          =========

ABBREVIATIONS:

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA     Fannie Mae or Federal National Mortgage Association

GNMA     Ginnie Mae or Government National Mortgage Association

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,136 and gross depreciation of $4,556 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $176,493.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $136 or 0.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e)   Illiquid security.

(f) Illiquid and restricted security. At June 30, 2008, these securities amounted to a value of $136 or 0.1% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              PAR
                                             VALUE          VALUE
                                           ----------     ---------
MUNICIPAL BONDS (c)--99.3%

ALABAMA--3.1%
City of Birmingham Series A
   5.500% due 8/1/25                           $1,000       $ 1,040
Jefferson County Limited
   Obligation Series A
   5.250% due 1/1/17                            3,000         2,782
                                                          ---------
                                                              3,822
                                                          ---------

ARIZONA--2.0%
Arizona Health Facilities
   Authority Phoenix Children's
   Hospital Series B
   2.250% due 2/1/42 (e)                        1,000           952
Salt Verde Financial Corp.
   5.000% due 12/1/32                           1,725         1,521
                                                          ---------
                                                              2,473
                                                          ---------

ARKANSAS--0.0%
Lonoke County Residential
   Housing Facilities Board
   Series A-2 (FNMA Collateralized)
   7.900% due 4/1/11                               21            21
Stuttgart Public Facilities
   Board Series A-2 (FNMA
   Collateralized)
   7.900% due 9/1/11                                5             6
                                                          ---------
                                                                 27
                                                          ---------

CALIFORNIA--9.1%
California State
   5.000% due 2/1/20                              750           769
   5.500% due 3/1/27                            3,000         3,151
California Statewide
   Communities Development
   Authority, Catholic Healthcare
   System Series C
   5.625% due 7/1/35                            1,000           994
California Statewide
   Communities Development
   Authority, Catholic Healthcare
   System Series L
   5.250% due 7/1/41                            1,000         1,004
California Statewide
   Communities Development
   Authority, Sutter Healthcare
   Series C
   5.000% due 11/15/38                            200           191
Los Angeles Municipal
   Improvement Corp.
   (FGIC Insured)
   5.000% due 8/1/24                            4,350         4,444
South Gate Utility Authority
   (FGIC Insured)
   0% due 10/1/19                               1,385           792
                                                          ---------
                                                             11,345
                                                          ---------

COLORADO--1.8%
Douglas County School
   District No. 1 (FGIC Insured)
   5.750% due 12/15/18                          1,000         1,092
Public Authority For Energy
   6.250% due 11/15/28                          1,000           972
State Public Highway
   Authority E-470 Series B
   (MBIA Insured)
   0% due 9/1/29                                  665           192
                                                          ---------
                                                              2,256
                                                          ---------

CONNECTICUT--0.8%
Mashantucket Western
   Pequot Tribe Series B 144A
   5.600% due 9/1/09 (b)                        1,000         1,007
FLORIDA--2.5%
Miami-Dade County
   Expressway Authority
   (FGIC Insured)
   6.000% due 7/1/14                            1,000         1,062
Miami-Dade County Florida
   Educational Facilities
   Authority Series A
   5.750% due 4/1/28                            2,000         2,065
                                                          ---------
                                                              3,127
                                                          ---------

GEORGIA--3.0%
Chatham County Hospital
   Authority, Memorial Medical
   Health Center Series A
   6.125% due 1/1/24                            1,280         1,232
Main Street Natural Gas,
   Inc. Series A
   5.500% due 7/15/17                           1,000           979
   6.250% due 7/15/33                           1,600         1,584
                                                          ---------
                                                              3,795
                                                          ---------

ILLINOIS--14.2%
State Finance Authority,
   Children's Memorial
   Hospital Series A
   (Assured Guaranty Insured)
   5.250% due 8/15/33                           2,000         2,022
Chicago Board of Education
   Certificate of Participation
   Series A (MBIA Insured)
   6.000% due 1/1/20                              580           654
Finance Authority, Edward's
   Hospital Series A
   (AMBAC Insured)
   5.500% due 2/1/40                            1,000         1,014
Finance Authority, University
   of Chicago Series A
   5.000% due 7/1/26                            1,000         1,019
Illinois Finance Authority
   (XLCA Insured)
   5.000% due 7/1/23                              500           510
Illinois Finance Authority
   Series B (MBIA Insured)
   5.250% due 11/1/35                           1,000           966
Kendall County Forest
   Preserve District (FGIC Insured)
   5.250% due 1/1/23                            4,000         4,195
Metropolitan Pier & Exposition
   Authority Series A
   5.500% due 6/15/27                           1,000         1,001
O'Hare International Airport
   Third Lien - Series A
   (MBIA Insured)
   5.250% due 1/1/26                            1,500         1,508
State Toll Highway Authority
   Series A-1 (FSA Insured)
   5.000% due 1/1/21                            4,750         4,941
                                                          ---------
                                                             17,830
                                                          ---------

INDIANA--0.5%
Indiana Health Educational
   Facilities Financing Authority,
   St. Francis Healthcare
   Seies E (FSA Insured)
   5.250% due 5/15/41                             350           351
Indiana Health Educational
   Facilities Financing
   Authority, St. Francis
   Healthcare Series E
   (FSA Insured)
   5.250% due 11/1/29                             300           303
                                                          ---------
                                                                654
                                                          ---------

KENTUCKY--6.5%
Kentucky Municipal Power
   Agency (MBIA Insured)
   5.250% due 9/1/42                            2,000         2,002
Louisville & Jefferson
   County Metropolitan
   Government Healthcare
   Facilities - Jewish Hospital
   St. Mary's Healthcare
   5.750% due 2/1/27                            5,000         4,983
State Turnpike Authority
   (FGIC Insured)
   0% due 1/1/10                                1,250         1,196
                                                          ---------
                                                              8,181
                                                          ---------

LOUISIANA--2.2%
Local Government Environmental
   Facilities & Community
   Development Authority
   (AMBAC Insured)
   5.250% due 12/1/18                           2,500         2,693

MARYLAND--1.7%
City of Baltimore Subordinate
   Water Projects Series A
   (FSA Insured)
   4.625% due 7/1/33                              250           238
City of Baltimore, Convention
   Center Series A
   (XLCA Insured)
   5.250% due 9/1/22                            2,000         1,922
                                                          ---------
                                                              2,160
                                                          ---------

MASSACHUSETTS--0.8%
City of Pittsfield (MBIA Insured)
   5.000% due 4/15/19                           1,000         1,038

                        See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                           ----------     ---------
MICHIGAN--10.3%
Detroit Water Supply System
   Senior Lien Series B
   (FGIC Insured)
   5.250% due 7/1/35                       $    5,000     $   5,094
Michigan Municipal Bond
   Authority Series B
   (AMBAC Insured)
   5.250% due 12/1/22                             265           280
Michigan Strategic Fund
   Series A (Assured
   Guaranty Insured)
   5.250% due 10/15/23                          2,250         2,369
State Hospital Finance
   Authority - Chelsea
   Community Hospital
   5.375% due 5/15/19                           3,000         2,986
State of Michigan
   (FSA Insured)
   5.250% due 9/15/21                           2,000         2,137
                                                          ---------
                                                             12,866
                                                          ---------

MISSOURI--1.6%
State Health & Educational
   Facilities Authority
   (FSA Insured)
   5.500% due 11/15/32                          2,000         2,028

NEBRASKA--0.8%
Adams County Hospital
   Authority, Mary Lanning
   Memorial Hospital Project
   No. 1 (Radian Insured)
   5.250% due 12/15/33                          1,000           974

NEW HAMPSHIRE--0.6%
State Health & Education
   Facilities Authority,
   Exeter Project
   6.000% due 10/1/24                             750           788

NEW JERSEY--9.3%
Camden County Municipal
   Utilities Authority Series B
   (FGIC Insured)
   0% due 9/1/11                                3,000         2,665
State Economic Development
   Authority Series P
   5.250% due 9/1/19                            1,855         1,950
State Transportation Trust
   Fund Authority Series A
   5.500% due 12/15/21                          3,000         3,259
   5.250% due 12/15/22                            500           530
State Transportation Trust
   Fund Authority Series C
   Prerefunded 6/15/13 @ 100
   5.500% due 6/15/24                           3,000         3,287
                                                          ---------
                                                             11,691
                                                          ---------

NEW YORK--2.2%
New York City Industrial
   Development Agency,
   Queens Baseball Stadium
   Project (AMBAC Insured)
   5.000% due 1/1/31                            2,800         2,755

OHIO--7.3%
City of Akron
   6.500% due 11/1/15 (d)                         865         1,022
Cleveland Municipal School
   District (FSA Insured)
   5.250% due 12/1/18                           2,330         2,488
Columbus Regional Port
   Authority, Rickenbacker
   International Airport
   Series A
   5.375% due 1/1/32                            1,625         1,622
Lorain County Hospital
   Facilities, Catholic Healthcare
   Series H (Assured Guaranty
   Insured)
   5.000% due 2/1/29                            4,000         4,018
                                                          ---------
                                                              9,150
                                                          ---------

PENNSYLVANIA--0.8%
Chester County Health &
   Education Facilities Authority
   Series A
   6.750% due 7/1/31                            1,000         1,020

PUERTO RICO--1.2%
Commonwealth of Puerto Rico
   Series A
   5.250% due 7/1/22                            1,500         1,506

SOUTH CAROLINA--1.1%
Lexington County School
   District No. 1 School
   Facilities Corp.
   5.250% due 12/1/28                           1,300         1,307

TENNESSEE--1.3%
Metropolitan Government
   Nashville & Davidson County
   Health & Educational
   Facilities Board
  (AMBAC Insured)
   6.000% due 12/1/16                           1,500         1,681

TEXAS--11.2%
Katy Independent School
   District Series D
   (PSF Guaranteed)
   5.250% due 2/15/37                           1,000         1,022
Kountze Independent School
   District (PSF Guaranteed)
   5.250% due 8/15/29                           1,000         1,037
Leander Independent School
   District (PSF Guaranteed)
   0% due 8/15/24                               5,000         1,817
North Texas Tollway
   Authority Series A
   6.000% due 1/1/24                            1,000         1,054
   5.625% due 1/1/33                            2,000         2,005
Pleasant Grove Independent
   School District
   (PSF Guaranteed)
   5.250% due 2/15/32                           5,000         5,128
Texas Municipal Gas
   Acquisition and Supply
   Corp. Series D
   6.250% due 12/15/26                          2,000         1,915
                                                          ---------
                                                             13,978
                                                          ---------

VIRGINIA--1.7%
Upper Occoquan Sewage
   Authority Series A
   (MBIA Insured)
   5.150% due 7/1/20                            2,000         2,160

WISCONSIN--1.7%
State Health & Educational
   Facilities Authority,
   Howard Young
   (Radian Insured)
   5.000% due 8/15/18                           2,150         2,160
                                                          ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $122,570)                                  124,472
                                                          ---------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $122,570)                                  124,472
                                                          ---------

SHORT-TERM INVESTMENTS--5.5%

                                             SHARES
                                           ----------

MONEY MARKET MUTUAL FUNDS--5.5%
AIM TFIT - Tax-Free Cash
   Reserve Portfolio (The)
   Institutional Shares
   (seven-day effective yield 1.620%)       5,123,138         5,123
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Select Shares (seven-day
   effective yield 1.590%)                  1,833,616         1,834
                                                          ---------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,957)                                      6,957
                                                          ---------
TOTAL INVESTMENTS--104.8%
(IDENTIFIED COST $129,527)                                  131,429 (a)

Other assets and liabilities, net--(4.8)%                    (6,072)
                                                          ---------
NET ASSETS--100.0%                                        $ 125,357
                                                          =========

               See abbreviations and footnote legend on page 40.

                        See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

AMBAC    American Municipal Bond Assurance Corporation

FGIC     Financial Guaranty Insurance Company

FNMA     Fannie Mae or Federal National Mortgage Association

FSA      Financial Security Assurance, Inc.

MBIA     Municipal Bond Insurance Association

PSF      Permanent School Fund

XLCA     XL Capital Assurance

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,140 and gross depreciation of $1,251 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $129,540.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $1,007 or 0.8% of net assets.

(c) At June 30, 2008, 58% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 16%, and FSA 10%.

(d)   Escrowed to maturity.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE         VALUE
                                           ----------     ---------
FEDERAL AGENCY SECURITIES--31.70%
FHLB
   2.180% due 7/9/08 (d)                   $   20,000     $  19,990
   3.375% due 7/21/08 (c)                      10,000        10,006
   4.250% due 9/26/08 (c)                      13,000        13,061
   3.625% due 11/14/08 (c)                     12,000        12,060
   2.625% due 4/30/09 (c)                      20,000        20,000
   2.750% due 5/7/09 (c)                       10,000        10,000
FHLMC
   2.100% due 7/3/08 (d)                       20,000        19,998
   2.150% due 7/9/08 (d)                        8,004         8,000
   2.170% due 7/14/08 (d)                      10,000         9,992
   3.200% due 6/30/09 (c)                      20,000        20,000
FNMA
   2.180% due 7/25/08 (d)                      20,000        19,971
   5.000% due 7/25/08 (c)                      10,000        10,019
   4.350% due 7/28/08 (c)                      10,000        10,016
   2.228% due 8/8/08 (d)                       20,000        19,953
                                                          ---------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $203,066)                                  203,066
                                                          ---------

FEDERAL AGENCY SECURITIES--
VARIABLE (b)(c)(e)--25.49%
FFCB
   2.383% due 7/20/08                          14,000        14,000
   2.331% due 7/23/08                          20,000        20,000
FHLB
   2.340% due 7/6/08                           20,000        20,055
   2.305% due 7/12/08                          20,000        20,000
   2.538% due 8/21/08                          20,000        20,010
FHLMC
   2.366% due 7/16/08                          25,000        24,990
   2.451% due 7/18/08                          20,000        20,000
Overseas Private
   Investment Corp.
   2.450% due 7/2/08                           24,245        24,245
                                                          ---------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $163,300)                                  163,300
                                                          ---------
REPURCHASE AGREEMENTS--42.79%
Bank of America Corp.
   repurchase agreement
   2.450% dated 6/30/08,
   due 7/1/08 repurchase
   price $30,124
   collateralized by FHLMC
   5.500%, 6/1/33 market
   value $30,725                               30,122        30,122
Goldman Sachs Group, Inc.
   repurchase agreement
   2.400% dated 6/30/08,
   due 7/1/08 repurchase
   price $122,008
   collateralized by FHLMC
   6.000%-7.500%,
   2/1/18-10/1/30 and
   FNMA 5.000%, 5/1/23
   total market value
   $124,440                                   122,000       122,000
Lehman Brothers Holdings,
   Inc. repurchase agreement
   2.450% dated 6/30/08,
   due 7/1/08 repurchase
   price $122,008
   collateralized by FNMA
   5.500%, 12/1/37-4/1/38
   total market value
   $125,664                                   122,000       122,000
                                                          ---------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $274,122)                                  274,122
                                                          ---------


                                             SHARES         VALUE
                                           ----------     ---------

MONEY MARKET MUTUAL FUNDS--0.02%
AIM STIT-Treasury Portfolio
   (The) - Institutional Shares
   (seven-day effective
   yield 1.840%)                                2,000     $       2
                                                          ---------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $2)                                              2
                                                          ---------

TOTAL INVESTMENTS--100.00%
(IDENTIFIED COST $640,490)                                  640,490 (a)

Other assets and liabilities, net--0.00%                        121
                                                          ---------
NET ASSETS--100.00%                                       $ 640,611
                                                          =========

ABBREVIATIONS:

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA     Fannie Mae or Federal National Mortgage Association

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At June 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)   The interest rate shown is the coupon rate.

(d)   The rate shown is the discount rate.

(e)   The date shown represents next interest reset date.

                        See Notes to Financial Statements

                        PHOENIX INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              PAR
                                             VALUE         VALUE
                                           ----------   ------------
COMMERCIAL PAPER (f)--57.74%
AT&T, Inc.
   2.280% due 7/14/08                        $ 30,000      $ 29,975
   2.260% due 7/21/08                          34,000        33,957
BP Capital Markets plc
   2.520% due 7/1/08                          100,000       100,000
Bryant Park Funding
   2.470% due 7/10/08                          35,000        34,978
   2.870% due 7/10/08                          25,000        24,982
   2.570% due 7/14/08                          19,320        19,302
   2.600% due 8/29/08                          15,000        14,936
   2.650% due 9/4/08                           15,000        14,928
ConocoPhillips Holding Co.
   2.300% due 7/1/08                           50,000        50,000
Edison Asset Securitization LLC
   2.630% due 9/5/08                           75,000        74,638
Elysian Funding LLC
   2.680% due 7/14/08                          17,000        16,984
   3.000% due 7/14/08                          30,000        29,968
   3.100% due 7/21/08                          25,000        24,957
   3.150% due 7/21/08                          30,000        29,948
   3.100% due 7/22/08                          50,000        49,910
   2.830% due 8/7/08                           12,000        11,965
   2.800% due 8/14/08                          12,000        11,959
Enterprise
   2.550% due 7/14/08                          30,000        29,972
   2.510% due 7/23/08                          40,726        40,664
   2.700% due 8/14/08                          30,000        29,901
   2.750% due 8/14/08                          25,000        24,916
   2.600% due 8/15/08                          30,000        29,903
General Electric Capital Corp.
   2.400% due 8/1/08                           20,000        19,959
Jupiter Securitization Corp.
   2.550% due 7/1/08                           13,189        13,189
   2.450% due 7/11/08                          35,000        34,976
Lehman Brothers Holdings, Inc.
   2.800% due 7/1/08                          145,000       145,000
Market Street Funding Corp.
   2.700% due 7/14/08                          50,000        49,951
   2.720% due 7/14/08                          50,000        49,951
   2.770% due 7/14/08                          35,000        34,965
   3.000% due 7/22/08                          25,000        24,956
   2.630% due 8/13/08                          15,000        14,953
Merrill Lynch & Co., Inc.
   2.450% due 7/1/08                           80,000        80,000
   2.630% due 7/1/08                           90,000        90,000
Morgan Stanley & Co.
   3.240% due 1/20/09                         175,000       171,803
National Rural Utilities Corp.
   2.320% due 7/23/08                          25,000        24,965
   2.320% due 7/24/08                          35,000        34,948
Ranger Funding Co. LLC
   2.470% due 7/11/08                          30,000        29,979
   2.450% due 7/14/08                          20,000        19,982
   2.650% due 7/25/08                          10,190        10,172
   2.590% due 8/14/08                          40,000        39,873
   2.620% due 8/20/08                          26,253        26,157
Salisbury Receivables LLC
   2.900% due 7/8/08                           30,000        29,983
   2.630% due 7/11/08                          50,000        49,963
   2.780% due 7/14/08                          30,000        29,970
Sheffield Receivables Corp.
   2.650% due 7/7/08                           20,000        19,991
   2.700% due 7/9/08                           35,000        34,979
   2.650% due 7/10/08                          30,492        30,472
   2.650% due 7/11/08                          20,000        19,985
   2.580% due 7/14/08                          25,000        24,977
   2.580% due 8/21/08                          13,000        12,952
Tasman Funding LLC
   3.080% due 7/7/08                           15,000        14,992
   3.130% due 7/15/08                          25,000        24,970
   3.550% due 7/25/08                          35,000        34,917
   3.530% due 7/30/08                          12,000        11,966
   3.100% due 8/1/08                           20,000        19,947
   3.050% due 8/13/08                          35,000        34,872
   3.180% due 8/13/08                          20,000        19,924
   3.030% due 8/14/08                          17,000        16,937
Thames Asset Global
   Securitization, Inc.
   2.550% due 7/3/08                           52,102        52,095
   2.620% due 7/14/08                          12,000        11,989
   2.800% due 8/6/08                           20,000        19,944
   2.800% due 8/15/08                          25,000        24,913
   2.780% due 9/8/08                           56,808        56,505
UBS Finance, Inc.
   2.500% due 7/14/08                          15,975        15,961
   2.550% due 7/14/08                          15,000        14,986
Versailles CDS LLC
   3.050% due 7/7/08                           20,000        19,990
   2.800% due 7/11/08                          50,000        49,961
   3.050% due 7/11/08                          80,000        79,932
   3.000% due 7/29/08                          25,000        24,942
Wells Fargo & Co.
   2.350% due 7/14/08                          50,000        49,958
Windmill Funding Corp.
   2.600% due 7/11/08                          25,000        24,982
Yorktown Capital LLC
   2.550% due 7/11/08                          16,443        16,431
   2.470% due 7/14/08                          35,000        34,969
   2.630% due 8/20/08                          30,000        29,890
                                                        -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $2,603,767)                              2,603,767
                                                        -----------

FEDERAL AGENCY SECURITIES--0.29%

FHLMC
   3.200% due 6/30/09                          13,230        13,230
                                                        -----------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $13,230)                                    13,230
                                                        -----------

MEDIUM TERM NOTES--23.84%
Alliance & Leicester, plc 144A
   (United Kingdom)
   2.468% due 7/8/08 (b)(c)(d)(e)             165,000       165,000
Bank of New York Co,
   Inc. 144A
   2.459% due 7/10/08 (b)(c)(d)               170,000       169,999
BP Capital Markets plc
   2.791% due 9/11/08 (c)(d)                   75,000        75,000
General Electric Capital Corp.
   2.468% due 7/9/08 (c)(d)                    75,000        75,000
Goldman Sachs Group
   LP 144A
   2.920% due 7/25/08 (b)(c)(d)                55,000        55,000
Goldman Sachs Group, Inc.
   (The) Series B
   2.630% due 7/1/08 (c)(d)                    25,000        24,945
   3.013% due 7/29/08 (c)(d)                   10,000         9,999
IBM International Group
   Capital LLC 144A
   2.870% due 8/26/08 (b)(c)(d)               100,000       100,000
Lehman Brothers Holdings, Inc.
   2.988% due 9/29/08 (c)(d)                   30,000        30,000
National Rural Utilities
   Cooperative Finance Corp.
   2.479% due 7/1/08 (c)(d)                    70,000        70,000
Rabobank Nederland 144A
   (Netherlands)
   2.900% due 8/11/08 (b)(c)(d)(e)             75,000        75,000
Wells Fargo & Co.
   3.552% due 8/1/08 (c)(d)                   125,000       125,053
Westdeutsche Landesbank
   AG 144A (Germany)
   2.519% due 7/10/08 (b)(c)(d)(e)            100,000       100,000
                                                        -----------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $1,074,996)                              1,074,996
                                                        -----------

CERTIFICATES OF DEPOSIT--6.88%
Barclays Bank plc (United Kingdom)
   2.771% due 7/15/08 (c)(e)                   85,000        85,000
HBOS plc (United Kingdom)
   3.000% due 11/3/08 (e)                      75,000        75,000
UBS Finance, Inc.
   2.695% due 9/10/08                         150,000       150,000
                                                        -----------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $310,000)                                  310,000
                                                        -----------

REPURCHASE AGREEMENTS--1.38%

Bank of America Corp.
   repurchase agreement
   2.450% dated 6/30/08, due 7/1/08 repurchase
   price $62,102 collateralized by FNMA
   6.000%, 3/1/37 market value $63,339
   2.450% due 7/1/08                           62,097        62,097
                                                        -----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $62,097)                                    62,097
                                                        -----------

                        See Notes to Financial Statements

                        PHOENIX INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                            SHARES        VALUE
                                         -----------   ------------
MONEY MARKET MUTUAL FUNDS--9.97%
AIM-STIT Liquid Assets
   Portfolio (The)
   (seven-day effective
     yield 2.580%)                        224,986,285  $    224,986
Dreyfus Cash
   Management Plus, Inc.
   (seven-day effective
   yield 2.740%)                          224,646,537       224,647
                                                       ------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $449,633)                                  449,633
                                                       ------------

TOTAL INVESTMENTS--100.10%
(IDENTIFIED COST $4,513,723)                              4,513,723 (a)

Other assets and liabilities,
   net--(0.10)%                                              (4,379)
                                                       ------------
NET ASSETS--100.00%                                    $  4,509,344
                                                       ============

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At June 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $664,999 or 14.7% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  The date shown represents next interest reset date.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(f)  The rate shown is the discount rate.

                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 PAR
                                                VALUE       VALUE
                                              ---------   ---------
COMMERCIAL PAPER - MUNICIPAL (c)--7.52%

FLORIDA--0.3%
Palm Beach County School District
   0.800% due 8/14/08                         $ 3,450      $  3,450

GEORGIA--0.2%
Municipal Electric Authority
   1.650% due 8/11/08                           2,000         2,000

ILLINOIS--2.46%
Illinois Health Facilities Authority
   1.600% due 9/4/08                            5,000         5,000
   2.100% due 7/3/08                           20,000        20,000
   1.600% due 8/7/08                            5,000         5,000
                                                          ---------
                                                             30,000
                                                          ---------

MARYLAND--0.5%
Baltimore County
   1.650% due 9/9/08                            5,425         5,425

MASSACHUSETTS--0.1%
Massachusetts Water
   Resources Authority
   1.950% due 7/17/08                           1,500         1,500

MISSISSIPPI--1.09%
Claiborne County, Southern
   Mississippi Electric
   Series G-1
   1.950% due 9/5/08                            4,000         4,000
Claiborne County, Southern
   Mississippi Electric
   Series G-2
   1.960% due 7/8/08                            9,300         9,300
                                                           --------
                                                             13,300
                                                           --------

TEXAS--2.46%
University of North Texas
   Series A
   2.150% due 7/7/08                           10,000        10,000
University of Texas
   1.550% due 8/7/08                           20,000        20,000
                                                           --------
                                                             30,000
                                                           --------

WISCONSIN--0.5%
City of Milwaukee
   0.950% due 8/14/08                           6,000         6,000
                                                           --------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $91,675)                                    91,675
                                                           --------

VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL (d)(e)--83.21%

ALABAMA--2.20%
Chatom Industrial Development
   Board Pollution Control
   Electric Cooperative, Inc.
   (National Rural Utilities Co.
   Guaranty)
   1.650% due 7/2/08                            2,580         2,580
Chatom Industrial Development
   Board Pollution Control
   Revenue
   2.000% due 12/1/08                           9,200         9,200
   1.900% due 8/1/08                           15,000        15,000
                                                           --------
                                                             26,780
                                                           --------

ALASKA--0.3%
State Housing Finance Corp.
   University of Alaska
   Series A
   1.300% due 7/2/08                            4,100         4,100

ARIZONA--2.89%
Arizona Health Facilities
   Authority Banner Series B
   1.000% due 7/2/08                            8,000         8,000
Salt River Project
   Agricultural Improvement &
   Power District Electric
   System Class A 144A
   1.560% due 7/3/08 (b)                        6,000         6,000
Salt River Project Agricultural
   Improvement & Power
   District ROCS 144A
   1.560% due 7/3/08 (b)                        9,900         9,900
State Board of Regents
   Series B
   1.530% due 7/2/08                            7,300         7,300
State Transportation Board
   Series 6098 144A
   1.550% due 7/3/08 (b)                        4,000         4,000
                                                           --------
                                                             35,200
                                                           --------

COLORADO (b)--5.79%
University of Colorado
   Hospital Authority
   1.500% due 7/3/08                           36,700        36,700
University of Colorado
   Hospital Authority
   Series A
   1.500% due 7/3/08                            9,500         9,500
Westminster Economic
   Development Authority,
   Mandalay Gardens
   Urban Renewal Project
   1.600% due 7/3/08                            5,605         5,605
Westminster Economic
   Development Authority,
   North Huron Urban
   Renewal Project
   1.600% due 7/3/08                           10,450        10,450
Westminster Economic
   Development Authority,
   South Sheridan
   Urban Project
   1.600% due 7/3/08                            8,320         8,320
                                                           --------
                                                             70,575
                                                           --------

FLORIDA--5.76%
Broward County School
   Board Series D Certificate
   of Participation (FSA Insured)
   1.510% due 7/3/08                            8,725         8,725
Dade County Industrial
   Development Authority
   Florida Power & Light Co.
   2.100% due 7/1/08                           20,000        20,000
JEA Water & Sewer
   Revenue Series B-1
   1.540% due 7/2/08                           10,200        10,200
Peace River Manasota
   Regional Water Supply
   Authority (Eagle) Series
   06-0033A 144A (FSA Insured)
   1.610% due 7/3/08 (b)                        6,270         6,270
St. Lucie County Pollution
   Control Florida Power &
   Light Co. Project
   2.520% due 7/1/08                           25,000        25,000
                                                           --------
                                                             70,195
                                                           --------

GEORGIA--2.42%
Burke County Development
   Authority Pollution Control
   2.100% due 7/14/09                          11,000        11,000
Burke County Development
   Authority Pollution Control
   Vogtle Power Plant Series 1
   3.760% due 7/1/08 (f)                       18,500        18,503
                                                           --------
                                                             29,503
                                                           --------

ILLINOIS--12.73%
Cook County Public
   Improvements Series E
   1.570% due 7/3/08                           12,100        12,100
Development & Finance
   Authority Evanston
   McGraw YMCA
   1.700% due 7/3/08                            4,000         4,000
Development & Finance
   Authority Evanston
   Northwestern Series A
   1.550% due 7/3/08                            9,845         9,845
Development & Finance
   Authority Evanston
   Northwestern Series C
   1.550% due 7/3/08                            4,835         4,835
Development & Finance
   Authority Lake Forest
   Academy
   1.540% due 7/2/08                            5,000         5,000
Development & Finance
   Authority North Park
   University
   1.450% due 7/2/08                           22,700        22,700
Development & Finance
   Authority Resurrection
   Class B
   2.870% due 7/1/08                           15,000        15,000
Educational Facilities
   Authority Lake Forest
   Graduate School
   1.610% due 7/7/08                            3,800         3,800
Educational Facilities
   Authority Museum of
   Natural History
   1.520% due 7/2/08                           10,000        10,000
Finance Authority Bradley
   University Series A
   1.540% due 7/3/08                            5,000         5,000
Finance Authority Children's
   Memorial Hospital
   Series D
   1.400% due 7/3/08                            8,300         8,300

                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                 PAR
                                                VALUE       VALUE
                                              ---------   ----------
ILLINOIS--CONTINUED
Finance Authority IIT
   Research Institute
   1.590% due 7/3/08                          $11,335      $ 11,335
Finance Authority Lake
   Forest Country Day School
   1.540% due 7/2/08                            3,250         3,250
Finance Authority
   Evanston Northwestern
   Series C
   1.400% due 7/2/08                            3,000         3,000
Health Facilities Authority
   Advocate Health Care
   Network Class A
   3.780% due 7/3/08 (f)                       10,010        10,010
State of Illinois General
   Obligation Series 03-B
   1.600% due 7/2/08                           27,000        27,000
                                                           --------
                                                            155,175
                                                           --------

INDIANA--4.97%
Educational Facilities
   Authority Wabash
   College Project
   1.600% due 7/3/08                           10,000        10,000
Health & Educational
   Facilities Financing
   Authority Union Hospital
   Series 06-A
   1.590% due 7/7/08                            7,600         7,600
Health Facilities Financing
   Authority Ascension
   Health Credit Group
   Series A-1
   1.490% due 7/2/08                           11,000        11,000
Health Facilities Financing
   Authority Union
   Hospital, Inc. Project
   1.610% due 7/7/08                            6,900         6,900
Indiana Bond Bank 144A
   1.530% due 7/1/08 (b)                        8,235         8,235
Indiana Development
   Finance Authority
   1.590% due 7/7/08                            5,680         5,680
Lawrence-Fort Harrison
   Reuse Authority
   1.610% due 7/7/08                            5,715         5,715
Purdue University
   1.600% due 7/2/08                            3,450         3,450
South Bend Economic
   Development, Stanley
   Clark School Project
   1.610% due 7/7/08                            2,000         2,000
                                                           --------
                                                             60,580
                                                           --------

IOWA--0.4%
Finance Authority Health
   Facility Series A-1
   (Assured Guaranty Insured)
   1.500% due 7/2/08                            4,425         4,425

KENTUCKY--2.43%
Covington Building Authority
   1.700% due 7/2/08                            1,120         1,120
Economic Development
   Finance Authority
   1.610% due 7/7/08                            7,000         7,000
Lexington-Fayette Urban
   County Educational
   Building Revenue
   1.610% due 7/7/08                            2,370         2,370
Lexington-Fayette Urban
   County First Bracktown
   Income Project
   1.610% due 7/7/08                            5,000         5,000
Mason County Pollution
   Control East Kentucky
   Power Cooperative, Inc.
   Series B-1
   1.650% due 7/2/08                            4,100         4,100
Mason County Pollution
   Control East Kentucky
   Power Cooperative, Inc.
   Series B-2
   1.650% due 7/2/08                            6,370         6,370
Mason County Pollution
   Control East Kentucky
   Power Cooperative, Inc.
   Series B-3
   1.650% due 7/2/08                            3,610         3,610
                                                           --------
                                                             29,570
                                                           --------

MARYLAND--0.8%
State Economic Development
   Corp. Howard Nursehome
   Health Facility Series A
   1.480% due 7/2/08                            9,500         9,500

MASSACHUSETTS--0.1%
Commonwealth of
   Massachusetts Series A
   1.530% due 7/2/08                              990           990

MICHIGAN--5.87%
Consumers Energy Co.
   Strategic Fund Ltd.
   1.470% due 7/2/08                            5,700         5,700
Detroit Sewage Disposal
   (Eagle) Class A 144A
   (FSA Insured)
   1.610% due 7/3/08 (b)                        5,450         5,450
L'Anse Creuse Public
   Schools (Eagle) 144A
   (FSA Q-SBLF Insured)
   1.610% due 7/3/08 (b)                        3,700         3,700
Southgate Properties
   Project State Strategic
   Fund Limited
   1.560% due 7/3/08                            6,165         6,165
State Finance Authority
   Ascension Hospital
   Series B-4
   1.490% due 7/2/08                           10,500        10,500
University of Michigan
   Hospital Series A
   3.000% due 7/1/08                           10,000        10,000
University of Michigan
   Hospital Series B
   1.450% due 7/3/08                           30,000        30,000
                                                           --------
                                                             71,515
                                                           --------

MINNESOTA--1.04%
City of St. Cloud Health
   Care Systems Series B
   (Assured Guaranty Insured)
   1.450% due 7/3/08                            5,305         5,305
Minneapolis & St. Paul
   Housing & Redevelopment
   Series C1
   1.550% due 7/7/08                            7,400         7,400
                                                           --------
                                                             12,705
                                                           --------

MISSISSIPPI--0.82%
Jackson County, Chevron
   USA, Inc. Project
   3.000% due 7/1/08                            5,000         5,000
Jackson County, Pollution
   Control Refunding, Chevron
   U.S.A. Inc. Project
   3.000% due 7/1/08                            5,000         5,000
                                                           --------
                                                             10,000
                                                           --------

MISSOURI--2.68%
Bi-State Development Agency
   MetroLink Cross Country
   Project Series A
   (FSA Insured)
   1.900% due 7/2/08                           18,950        18,950
St. Louis County Industrial
   Development & Educational
   Facilities Whitefield
   School, Inc. Series B
   1.600% due 7/3/08                            1,100         1,100
State Health & Educational
   Facilities Authority
   (Eagle) 144A
   1.550% due 7/3/08 (b)                       12,625        12,625
                                                           --------
                                                             32,675
                                                           --------

NEVADA--0.8%
Las Vegas Valley Water
   District Series B
   3.000% due 7/1/08                           10,000        10,000

NEW YORK--2.64%
New York City Municipal
   Water Finance Authority
   Series B-4
   1.400% due 7/3/08                            6,900         6,900
New York City Transitional
   Finance Authority (Eagle)
   Series 07-0004
   Class A 144A (FSA Insured)
   1.600% due 7/3/08 (b)                       20,000        20,000
New York City Transitional
   Finance Authority Series 3-3D
   2.650% due 11/1/08                           5,200         5,200
                                                           --------
                                                             32,100
                                                           --------

                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)



                                                PAR
                                               VALUE       VALUE
                                              -------   -----------
NORTH CAROLINA--1.22%
City of Raleigh Combined
   Enterprise System
   Series A
   1.540% due 7/2/08                          $12,000   $    12,000
North Carolina Capital
   Facilities Finance Agency
   (Eagle) Series 06-0159
   Class A 144A
   1.560% due 7/3/08 (b)                        2,800         2,800
                                                        -----------
                                                             14,800
                                                        -----------

OHIO--1.32%
Air Quality Development
   Authority First Energy Co.
   1.550% due 7/2/08                            4,000         4,000
Ratner School Project
   Cuyahoga County
   1.640% due 7/3/08                            6,410         6,410
State Higher Educational
   Facility Commission
   (Pooled Financing 2002
   Program) Series A
   1.510% due 7/3/08                            4,265         4,265
State Higher Educational
   Facility Commission
   (Pooled Financing 2003
   Program) Series A
   1.510% due 7/3/08                            1,440         1,440
                                                        -----------
                                                             16,115
                                                        -----------

OREGON--1.03%
Oregon State Facilities
   Authority Series A
   1.550% due 7/3/08                            6,800         6,800
Oregon State Facilities
   Authority Series B
   1.550% due 7/3/08                            5,800         5,800
                                                        -----------
                                                             12,600
                                                        -----------

PENNSYLVANIA--1.31%
Industrial Development
   Authority Berks County
   Richard J. Caron
   Foundation Project
   1.570% due 7/3/08                            2,600         2,600
Industrial Development
   Authority Delaware County
   Pollution Control Exelon
   3.000% due 7/1/08                            5,000         5,000
Philadelphia Water &
   Wastewater (FSA Insured)
   1.520% due 7/2/08                            8,400         8,400
                                                        -----------
                                                             16,000
                                                        -----------

TEXAS--11.69%
ABN-AMRO Munitops
   Certificates Trust 01-9 144A
   (PSF Guaranteed)
   1.590% due 7/3/08 (b)                       10,290        10,290
Beaumont Independent School
   District School Building
   144A (PSF Guaranteed)
   2.480% due 8/15/08 (b)                       5,505         5,505
Denton Independent
   School District
   Series 05-A
   1.600% due 7/3/08                           19,900        19,900
Nueces County Health
   Facilities Development
   Corp. Driscoll Foundation
   Children's Hospital
   1.600% due 7/2/08                           17,600        17,600
Rockport Series R-3066
   144A (FSA Insured)
   1.610% due 7/3/08 (b)                        5,740         5,740
San Antonio Electric & Gas
   1.600% due 7/2/08                           25,000        25,000
State of Texas (Eagle)
   Series 03-0026
   Class A 144A
   1.560% due 7/3/08 (b)                        2,410         2,410
State of Texas (Eagle)
   Series 06-0125 Class A 144A
   1.560% due 7/3/08 (b)                        9,040         9,040
State Veterans Housing
   Assistance Program
   Fund 1 (VA Guaranteed)
   1.550% due 7/2/08                            1,250         1,250
Texas Small
   Business Industrial
   Development Corp.
   1.600% due 7/2/08                           30,000        30,000
University of Texas
   Revenues Financing
   System Series B
   1.450% due 7/3/08                            9,500         9,500
   1.300% due 7/3/08                            2,420         2,420
   1.450% due 7/3/08                            3,800         3,800
                                                        -----------
                                                            142,455
                                                        -----------

UTAH--0.8%
Utah Transportation Authority
   Series A 144A (FSA Insured)
   1.800% due 7/2/08 (b)                       10,000        10,000

VIRGINIA--2.38%
Fairfax County Industrial
   Development Authority
   Series B-2
   1.600% due 4/20/09 (f)                      20,000        20,000
Loudoun County Industrial
   Development Authority
   Howard Hughes Medical
   Institute Series F
   1.480% due 7/2/08                            3,450         3,450
Loudoun County Industrial
   Development Authority
   Howard Hughes Medical
   Institute Series D
   1.300% due 7/2/08                            5,565         5,565
                                                        -----------
                                                             29,015
                                                        -----------

WASHINGTON--5.52%
Catholic Health Care Facilities
   Authority Series A-3
   (FSA Insured)
   1.550% due 7/2/08                            6,625         6,625
Energy Northwest Electric
   Series D-1 (FSA Insured)
   1.550% due 7/2/08                           14,050        14,050
Energy Northwest Electric
   Series F-1
   1.400% due 7/2/08                            7,500         7,500
Energy Northwest Electric
   Series F-2
   1.400% due 7/2/08                            7,500         7,500
Issaquah Community
   Properties Series A
   1.820% due 7/3/08                           10,000        10,000
State of Washington,
   General Obligation
   Series 5015 144A
   1.560% due 7/3/08 (b)                        5,255         5,255
State of Washington,
   General Obligation
   Series 6529 144A
   1.560% due 7/3/08 (b)                        7,360         7,360
Washington Health Care
   Facilities Authority
   Series B
   1.550% due 7/3/08                            4,000         4,000
Washington Health Care
   Facilities Authority Series C
   1.550% due 7/3/08                            5,000         5,000
                                                        -----------
                                                             67,290
                                                        -----------

WISCONSIN--1.94%
City of Beaver Dam, YMCA
   Dodge County, Inc. Project
   1.650% due 7/3/08                            3,435         3,435
Health & Educational
   Facilities Pine Haven
   Christian Home
   1.650% due 7/3/08                            7,660         7,660
Milwaukee Redevelopment
   Authority American
   Society for Quality
   1.650% due 7/3/08                            3,745         3,745
Wisconsin State Health &
   Educational Facilities
   Authority Wheaton
   Franciscan Series B
   1.550% due 7/2/08                            8,840         8,840
                                                        -----------
                                                             23,680
                                                        -----------
WYOMING--1.36%
Gillette Pollution Control
   Pacificorp Project
   1.600% due 7/2/08                           15,000        15,000
Uinta County, Chevron
   USA, Inc. Project
   1.600% due 7/1/08                            1,500         1,500
                                                        -----------
                                                             16,500
                                                        -----------
TOTAL VARIABLE RATE DEMAND
OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $1,014,043)                              1,014,043
                                                        -----------

                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                PAR
                                               VALUE       VALUE
                                              -------   -----------
MUNICIPAL TAX-EXEMPT BONDS (g)--9.07%

NEW MEXICO--0.8%
Santa Fe Public School District
   4.000% due 8/1/08                          $ 9,100      $  9,102

OHIO--3.08%
Arcanum-Butler Local
   School District
   3.850% due 8/12/08                           4,350         4,352
Elida Local School District
   2.600% due 11/13/08                         19,125        19,160
Reynoldsburg City
   School District
   2.500% due 9/30/08                          14,000        14,020
                                                           --------
                                                             37,532
                                                           --------

TEXAS--2.47%
North Texas Tollway
   Authority
   4.125% due 11/19/08                         12,600        12,600
State of Texas Transportation
   Authority
   4.500% due 8/28/08                          17,500        17,522
                                                           --------
                                                             30,122
                                                           --------

WISCONSIN--2.31%
City of Hulery Waterworks
   System & Sewer Systems
   Series B
   3.625% due 9/1/08                            3,685         3,692
Dells School District
   3.700% due 10/28/08                          3,400         3,401
Edgerton School District
   3.750% due 10/22/08                          4,750         4,752
Kewaskum School District
   4.000% due 9/3/08                            2,000         2,001
Menomonee Falls School
   District
   3.625% due 8/21/08                           7,500         7,502
Middleton-Cross Plains Area
   School District
   2.375% due 5/12/09                           3,800         3,806
Wausau School District
   3.750% due 10/24/08                          3,000         3,002
                                                           --------
                                                             28,156
                                                           --------

WYOMING--0.5%
Holmen School District
   3.000% due 2/1/09                            5,625         5,661
                                                       ------------

TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $110,573)                                  110,573
                                                       ------------


                                              SHARES
                                           ----------
MONEY MARKET MUTUAL FUNDS--1.65%

AIM TFIT-Tax-Free Cash
   Reserve Portifolio (The) -
   Institutional Shares
   (seven-day effective
   yield 1.620%)                           10,004,067        10,004
Dreyfus Tax Exempt Cash
   Management - Institutional
   Shares (seven-day
   effective yield 1.650%)                      3,360             3
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Select Shares (seven-day
   effective yield 1.590%)                 10,046,000        10,046
                                                        -----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $20,053)                                    20,053
                                                        -----------

TOTAL INVESTMENTS--101.45%
(IDENTIFIED COST $1,236,344)                              1,236,344 (a)

Other assets and liabilities, net--(1.45)                   (17,678)
                                                        -----------
NET ASSETS--100.00%                                     $ 1,218,666
                                                        ===========

ABBREVIATIONS:

FSA   Financial Security Assurance, Inc.

PSF   Permanent School Fund

VA    Veterans Administration

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At June 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $134,580 or 11.0% of net assets.

(c)  The rate shown is the discount rate.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)  The maturity date shown is the reset date.

(f) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(g)  The interest rate shown is the coupon rate.

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2008 (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                                  EQUITY FUNDS
                                                                                -------------------------------------------------
                                                                                                                       EMERGING
                                                                                BALANCED FUND    CORE EQUITY FUND    MARKETS FUND
                                                                                -------------    ----------------    ------------
ASSETS
   Investment securities at value (1).......................................      $  72,489        $  121,574          $ 143,466
   Foreign currency at value (2)............................................             --                --                 26
   Receivables
     Investment securities sold ............................................             --                --              3,547
     Fund shares sold ......................................................              6                51                177
     Interest ..............................................................            224                 3                  1
     Dividends .............................................................             30               112                447
     Tax reclaims ..........................................................             --                --                 12
     Receivable from non-affiliate (See Note 5)  ...........................             --                -- (3)             --
     Variation margin for futures contracts ................................             --                --                 --
   Prepaid expenses ........................................................             25                25                 24
   Other assets ............................................................              2                 3                  5
                                                                                  ---------        ----------          ---------
        Total assets .......................................................         72,776           121,768            147,705
                                                                                  ---------        ----------          ---------
LIABILITIES:
   Payables
     Fund shares repurchased ...............................................             45               186                407
     Investment securities purchased .......................................             --                --              2,524
     Administration fee ....................................................              5                 9                 12
     Distribution and service fees .........................................              2                 2                  3
     Investment advisory fee ...............................................             31                72                123
     Transfer agent fee ....................................................              3                 6                  7
     Trustees' fee .........................................................              1                 1                  1
     Foreign capital gain taxes ............................................             --                --                332
     Professional fee ......................................................             21                19                 22
     Other accrued expenses ................................................              9                 6                 98
   Trustee deferred compensation plan ......................................              2                 3                  5
                                                                                  ---------        ----------          ---------
        Total liabilities ..................................................            119               304              3,534
                                                                                  ---------        ----------          ---------
NET ASSETS .................................................................      $  72,657        $  121,464          $ 144,171
                                                                                  =========        ==========          =========
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value $0.001 .................................      $       5        $        6          $      18
   Capital paid in on shares of beneficial interest ........................         71,687           110,525            126,379
   Accumulated undistributed net investment income (loss) ..................             (7)                6                280
   Accumulated undistributed net realized gain (loss) ......................           (150)            1,424              9,787
   Net unrealized appreciation (depreciation) ..............................          1,122             9,503              7,707
                                                                                  ---------        ----------          ---------
NET ASSETS .................................................................      $  72,657        $  121,464          $ 144,171
                                                                                  =========        ==========          =========
CLASS I:  Net asset value (net assets/shares outstanding) and offering
          price per share ..................................................      $   13.32        $    19.13          $    8.07
                                                                                  ---------        ----------          ---------
          Shares of beneficial interest outstanding, unlimited
          authorization ....................................................          4,759             5,869             16,239
                                                                                  ---------        ----------          ---------
          Net Assets .......................................................      $  63,397        $  112,260          $ 130,968
                                                                                  ---------        ----------          ---------
CLASS A:  Net asset value (net assets/shares outstanding) per share ........      $   13.28        $    18.82          $    7.82
                                                                                  ---------        ----------          ---------
          Maximum offering price per share (4) .............................      $   14.09        $    19.97          $    8.30
                                                                                  ---------        ----------          ---------
          Shares of beneficial interest outstanding, unlimited
          authorization ....................................................            676               477              1,612
                                                                                  ---------        ----------          ---------
          Net Assets .......................................................      $   8,984        $    8,976          $  12,607
                                                                                  ---------        ----------          ---------
CLASS C:  Net asset value (net assets/shares outstanding) and offering price
          per share ........................................................      $   13.28        $    18.72          $    7.69
                                                                                  ---------        ----------          ---------
          Shares of beneficial interest outstanding, unlimited
          authorization ....................................................             21                12                 78
                                                                                  ---------        ----------          ---------
          Net Assets .......................................................      $     276        $      228          $     596
                                                                                  ---------        ----------          ---------
   (1) Investment securities at cost .......................................      $  71,367        $  112,071          $ 135,387

   (2) Foreign currency at cost ............................................             --                --                 26

   (3) Amount is less than $500.

   (4) For Equity Funds this is the maximum offering price per share
       NAV/(1-5.75%).

                        See Notes to Financial Statements

                                 EQUITY FUNDS
----------------------------------------------------------------------------------
                  SMALL-CAP          SMALL-CAP       SMALL-CAP        VALUE EQUITY
INDEX FUND       GROWTH FUND      OPPORTUNITY FUND   VALUE FUND           FUND
----------       -----------      ----------------   ----------       ------------

 $  44,324         $ 23,683          $  125,271       $  92,733         $ 254,504
        --               --                  --              --                --

         9               --               9,105              --                --
        59               11                  21              26               615
         2               -- (3)               4               2                 9
        60                6                  66             120               254
        --               --                  --              --                --
        --               --                  --              --                --
         1               --                  --              --                --
        20               20                  26              24                32
         2                1                  10               8                 6
 ---------         --------          ----------       ---------         ---------
    44,477           23,721             134,503          92,913           255,420
 ---------         --------          ----------       ---------         ---------


        51                2                 338             111               722
        30               --               9,053              --                --
         4                2                  10               7                19
         3               -- (3)               9               5                 5
         8               14                  81              57               152
         5                1                  21              13                10
        -- (3)           -- (3)               1              -- (3)             2
        --               --                  --              --                --
        19               19                  20              19                20
         8                2                   7              15                 9
         2                1                  10               8                 6
 ---------         --------          ----------       ---------         ---------
       130               41               9,550             235               945
 ---------         --------          ----------       ---------         ---------
 $  44,347         $ 23,680          $  124,953       $  92,678         $ 254,475
 =========         ========          ==========       =========         =========

 $       2         $      2          $       10       $       3         $      21
    40,539           24,697             143,077         111,211           234,564
         3              (59)                (44)            100                19
    (1,185)          (1,578)             (4,525)        (11,585)            5,977
     4,988              618             (13,565)         (7,051)           13,894
 ---------         --------          ----------       ---------         ---------
 $  44,347         $ 23,680          $  124,953       $  92,678         $ 254,475
 =========         ========          ==========       =========         =========
 $   18.11         $  12.05          $    12.56       $   29.16         $   12.16
 ---------         --------          ----------       ---------         ---------
     1,617            1,898               6,928           2,409            19,202
 ---------         --------          ----------       ---------         ---------
 $  29,273         $ 22,873          $   86,989       $  70,249         $ 233,511
 ---------         --------          ----------       ---------         ---------
 $   18.11         $  11.98          $    11.85       $   28.76         $   12.27
 ---------         --------          ----------       ---------         ---------
 $   19.21         $  12.71          $    12.57       $   30.51         $   13.02
 ---------         --------          ----------       ---------         ---------
       832               54               3,138             771             1,673
 ---------         --------          ----------       ---------         ---------
 $  15,074         $    644          $   37,197       $  22,163         $  20,531
 ---------         --------          ----------       ---------         ---------
        --         $  11.81          $    11.62       $   28.35         $   12.26
 ---------         --------          ----------       ---------         ---------
        --               14                  66               9                35
 ---------         --------          ----------       ---------         ---------
        --         $    163          $      767       $     266         $     433
 ---------         --------          ----------       ---------         ---------
 $  39,283         $ 23,065          $  138,836       $  99,784         $ 240,610
        --               --                  --              --                --

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                              FIXED INCOME FUNDS
                                                                                ----------------------------------------------
                                                                                                INTERMEDIATE      INTERMEDIATE
                                                                                HIGH YIELD       GOVERNMENT        TAX-EXEMPT
                                                                                BOND FUND         BOND FUND        BOND FUND
                                                                                ----------      ------------      ------------
ASSETS
   Investment securities at value (1) ......................................    $   51,472        $   26,879        $  158,226
   Receivables
     Investment securities sold ............................................            --                 4             1,188
     Fund shares sold ......................................................           225                13               274
     Receivable from non-affiliate (See note 5) ............................            --                --                --
     Interest ..............................................................         1,000               269             2,230
   Prepaid expenses ........................................................            20                16                25
   Other assets ............................................................             1                 1                 5
                                                                                ----------        ----------        ----------
        Total assets .......................................................        52,718            27,182           161,948
                                                                                ----------        ----------        ----------
LIABILITIES
   Payables ................................................................
     Fund shares repurchased ...............................................             9                 9                30
     Investment securities purchased .......................................           924                --             8,544
     Administration fee ....................................................             4                 2                11
     Distribution and service fees .........................................             1                 1                 4
     Investment advisory fee ...............................................            19                 1                50
     Transfer agent fee ....................................................             1                 2                 7
     Trustees' fee .........................................................            -- (2)            -- (2)             1
     Dividend distributions ................................................            20                 6               442
     Professional fee ......................................................            23                19                20
     Other accrued expenses ................................................             3                 2                 6
   Trustee deferred compensation plan ......................................             1                 1                 5
                                                                                ----------        ----------        ----------
        Total liabilities ..................................................         1,005                43             9,120
                                                                                ----------        ----------        ----------
NET ASSETS .................................................................    $   51,713        $   27,139        $  152,828
                                                                                ==========        ==========        ==========
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value $0.001 .................................    $        5        $        2        $       15
   Capital paid in on shares of beneficial interest ........................        61,827            27,168           151,405
   Accumulated undistributed net investment income (loss) ..................            68                -- (2)            -- (2)
   Accumulated undistributed net realized gain (loss) ......................        (7,668)               24             1,507
   Net unrealized appreciation (depreciation) ..............................        (2,519)              (55)              (99)
                                                                                ----------        ----------        ----------
NET ASSETS .................................................................    $   51,713        $   27,139        $  152,828
                                                                                ==========        ==========        ==========
CLASS I:         Net asset value (net assets/shares outstanding) and
                 offering price per share ..................................    $    11.22        $    16.73        $    10.52
                                                                                ----------        ----------        ----------
                 Shares of beneficial interest outstanding, unlimited
                 authorization .............................................         4,145             1,284            12,823
                                                                                ----------        ----------        ----------
                 Net Assets ................................................    $   46,514        $   21,478        $  134,839
                                                                                ----------        ----------        ----------
CLASS A:         Net asset value (net assets/shares outstanding) per share..    $    11.22        $    16.73        $    10.52
                                                                                ----------        ----------        ----------
                 Offering price per share (3) ..............................    $    11.90        $    17.75        $    11.16
                                                                                ----------        ----------        ----------
                 Shares of beneficial interest outstanding, unlimited
                 authorization .............................................           451               338             1,667
                                                                                ----------        ----------        ----------
                 Net Assets ................................................    $    5,065        $    5,661        $   17,534
                                                                                ----------        ----------        ----------
CLASS C:         Net asset value (net assets/shares outstanding) and
                 offering price per share ..................................    $    11.22                --        $    10.52
                                                                                ----------        ----------        ----------
                 Shares of beneficial interest outstanding, unlimited
                 authorization .............................................            12                --                43
                                                                                ----------        ----------        ----------
                 Net Assets ................................................    $      134                --        $      455
                                                                                ----------        ----------        ----------
EXCHANGE SHARES: Net asset value (net assets/shares outstanding) and
                 offering price per share ..................................            --                --                --
                                                                                ----------        ----------        ----------
                 Shares of beneficial interest outstanding, unlimited
                 authorization .............................................            --                --                --
                                                                                ----------        ----------        ----------
                 Net Assets ................................................            --                --                --
                                                                                ----------        ----------        ----------

(1) Investment securities at cost .......................................       $   53,991        $   26,934        $  158,325

(2) Amount is less than $500.

(3) For Fixed Income Funds this is the maximum offering price per share
    NAV/(1-4.75%).

(4) Investment securities at value includes repurchase agreements totaling $274,122 (reported in 000s) for the Government Money Market
    Fund.

                       See Notes to Financial Statements

        FIXED INCOME FUNDS                                MONEY MARKET FUNDS
-------------------------------       ---------------------------------------------------------

SHORT/INTERMEDIATE   TAX-EXEMPT          GOVERNMENT                               TAX-EXEMPT
    BOND FUND        BOND FUND        MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
------------------   ----------       -----------------   -----------------   -----------------

    $ 173,073        $  131,429           $ 640,490 (4)      $ 4,513,723        $ 1,236,344

        6,173             2,717                  --                   --                 70
            1                42                  --                   --                 --
           --                -- (2)              --                   --                 --
        1,724             1,567               1,204                5,753              4,611
           29                26                  52                   86                152
            5                 3                  11                   78                 28
    ---------        ----------           ---------          -----------        -----------
      181,005           135,784             641,757            4,519,640          1,241,205
    ---------        ----------           ---------          -----------        -----------


        7,992               186                  --                   --                 --
           --             9,838                  --                   --             20,502
           13                 9                  14                  108                 36
            1                13                  59                  263                 63
           76                36                  53                  375                110
            6                 8                   3                   17                  6
            1                 1                   3                   27                 10
          398               308                 965                9,289              1,723
           20                20                  18                   36                 22
            8                 5                  20                  103                 39
            5                 3                  11                   78                 28
    ---------        ----------           ---------          -----------        -----------
        8,520            10,427               1,146               10,296             22,539
    ---------        ----------           ---------          -----------        -----------
    $ 172,485        $  125,357           $ 640,611          $ 4,509,344        $ 1,218,666
    =========        ==========           =========          ===========        ===========

    $      17        $       12           $     640          $     4,510        $     1,218
      181,914           122,378             639,975            4,505,432          1,217,033
           -- (2)            12                   4                   -- (2)             -- (2)
       (6,027)            1,053                  (8)                (598)               415
       (3,419)            1,902                  --                   --                 --
    ---------        ----------           ---------          -----------        -----------
    $ 172,485        $  125,357           $ 640,611          $ 4,509,344        $ 1,218,666
    =========        ==========           =========          ===========        ===========

    $    9.91        $    10.12           $    1.00          $      1.00        $      1.00
    ---------        ----------           ---------          -----------        -----------

       16,873             6,670             423,551            3,524,417          1,003,980
    ---------        ----------           ---------          -----------        -----------
    $ 167,210        $   67,534           $ 423,527          $ 3,524,066        $ 1,004,396
    ---------        ----------           ---------          -----------        -----------
    $    9.91        $    10.13           $    1.00          $      1.00        $      1.00
    ---------        ----------           ---------          -----------        -----------
    $   10.51        $    10.75           $    1.00          $      1.00        $      1.00
    ---------        ----------           ---------          -----------        -----------

          455             5,604             217,065              813,916            214,271
    ---------        ----------           ---------          -----------        -----------
    $   4,508        $   56,744           $ 217,084          $   813,815        $   214,270
    ---------        ----------           ---------          -----------        -----------

    $    9.91        $    10.13                  --                   --                 --
    ---------        ----------           ---------          -----------        -----------

           77               107                  --                   --                 --
    ---------        ----------           ---------          -----------        -----------
    $     767        $    1,079                  --                   --                 --
    ---------        ----------           ---------          -----------        -----------

           --                --                  --          $      1.00                 --
    ---------        ----------           ---------          -----------        -----------

           --                --                  --              171,612                 --
    ---------        ----------           ---------          -----------        -----------
           --                --                  --          $   171,463                 --
    ---------        ----------           ---------          -----------        -----------
    $ 176,492        $  129,527           $ 640,490          $ 4,513,723        $ 1,236,344

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

(Reported in thousands)

                                                                                                     EQUITY FUNDS
                                                                                     -----------------------------------------------
                                                                                                                          EMERGING
                                                                                     BALANCED FUND   CORE EQUITY FUND   MARKETS FUND
                                                                                     -------------   ----------------   ------------
INVESTMENT INCOME
   Dividends ...................................................................        $    338         $    961        $  2,153
   Interest ....................................................................             784               29             101
   Security lending ............................................................               4                4              13
   Foreign tax withheld ........................................................              (7)             (13)           (574)
                                                                                        --------         --------        --------
     Total investment income ...................................................           1,119              981           1,693
                                                                                        --------         --------        --------
EXPENSES
   Investment advisory fee .....................................................             189              434             851
   Distribution and service fees, Class I ......................................              16               29              39
   Service fees, Class A .......................................................              12               12              16
   Distribution and service fees, Class C ......................................               1                1               3
   Administration fee ..........................................................              32               52              72
   Transfer agent fee and expenses .............................................              15               28              40
   Custodian fees ..............................................................              20               10             205
   Printing fees and expenses ..................................................               1                2               2
   Professional fees ...........................................................              18               17              25
   Registration fees .........................................................                34               34              46
   Trustees fee and expenses ...................................................               4                5               7
   Miscellaneous expenses ......................................................               6                9              12
                                                                                        --------         --------        --------
     Total expenses ............................................................             348              633           1,318
   Less expenses reimbursed by investment adviser and/(or) distributor .........             (16)             (29)            (39)
                                                                                        --------         --------        --------
     Net expenses ..............................................................             332              604           1,279
                                                                                        --------         --------        --------
     NET INVESTMENT INCOME (LOSS) ..............................................             787              377             414
                                                                                        ========         ========        ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .....................................              66            1,575          10,241
   Net realized gain (loss) on foreign currency transactions ...................              --               --            (218)
   Net realized gain (loss) on futures .........................................              --               --              --
   Net change in unrealized appreciation (depreciation) on investments (2) .....          (5,694)         (11,311)        (34,845)
   Net change in unrealized appreciation (depreciation) on foreign currency
    translations ...............................................................              --               --             (82)
   Net change in unrealized appreciation (depreciation) on futures .............              --               --              --
                                                                                        --------         --------        --------
NET GAIN (LOSS) ON INVESTMENTS .................................................          (5,628)          (9,736)        (24,904)
                                                                                        --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................        $ (4,841)        $ (9,359)       $(24,490)
                                                                                        ========         ========        ========

(1)   Amount is less than $500.

(2) Net of foreign taxes on unrealized capital gains of $767 (reported in 000s) for Emerging Markets Fund.

                       See Notes to Financial Statements

                               EQUITY FUNDS
--------------------------------------------------------------------------
              SMALL-CAP          SMALL-CAP       SMALL-CAP    VALUE EQUITY
INDEX FUND   GROWTH FUND      OPPORTUNITY FUND   VALUE FUND       FUND
----------   -----------      ----------------   ----------   ------------

 $    513      $     61           $    723        $    694      $  2,814
       27             5                 46              17            43
        5            10                 73               7            11
       --            --                 --              --           (38)
 --------      --------           --------        --------      --------
      545            76                842             718         2,830
 --------      --------           --------        --------      --------

       51            88                525             366           933
        9             6                 24              20            61
       20             1                 52              32            26
       --             1                  3               1             3
       21            10                 57              42           112
       22             6                 73              48            50
       20             4                 14              33            13
        1            -- (1)              2               1             5
       16            16                 18              17            18
       26            40                 44              58            32
        2             1                  6               5            11
        8             1                 15              13            18
 --------      --------           --------        --------      --------
      196           174                833             636         1,282
       (9)          (39)               (24)            (20)          (61)
 --------      --------           --------        --------      --------
      187           135                809             616         1,221
 --------      --------           --------        --------      --------
      358           (59)                33             102         1,609
 ========      ========           ========        ========      ========

      706          (933)            (1,128)         (7,426)        6,031
       --            --                 --              --            --
      (88)           --                 --              --            --
   (7,402)       (1,434)            (6,712)           (657)      (34,888)
       --            --                 --              --            --
      (59)           --                 --              --            --
 --------      --------           --------        --------      --------
   (6,843)       (2,367)            (7,840)         (8,083)      (28,857)
 --------      --------           --------        --------      --------
 $ (6,485)     $ (2,426)          $ (7,807)       $ (7,981)     $(27,248)
 ========      ========           ========        ========      ========

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

(Reported in thousands)

                                                                                              FIXED INCOME FUNDS
                                                                                 ----------------------------------------------
                                                                                                  INTERMEDIATE     INTERMEDIATE
                                                                                 HIGH YIELD        GOVERNMENT       TAX-EXEMPT
                                                                                 BOND FUND         BOND FUND        BOND FUND
                                                                                 ----------       ------------     ------------
INVESTMENT INCOME
   Interest .............................................................           $ 2,201          $   586          $ 3,836
   Dividends ............................................................                -- (1)           --               --
   Security lending .....................................................                 2                3               --
   Foreign tax withheld .................................................                --               --               --
                                                                                    -------          -------          -------
     Total investment income ............................................             2,203              589            3,836
                                                                                    -------          -------          -------
EXPENSES
   Investment advisory fee ..............................................               117               60              371
   Distribution and service fees, Class I ...............................                12                5               37
   Distribution and/or service fees, Class A ............................                 6                6               20
   Distribution and service fees, Class C ...............................                 1               --                2
   Distribution and service fees, Exchange Shares .......................                --               --               --
   Administration fee ...................................................                22               11               69
   Transfer agent fee and expenses ......................................                 8                9               31
   Custodian fees .......................................................                 7                5                6
   Printing fees and expenses ...........................................                 1               -- (1)            2
   Professional fees ....................................................                20               17               18
   Registration fees ....................................................                44               18               34
   Trustees fee and expenses ............................................                 2                1                7
   Miscellaneous expenses ...............................................                 4                2               12
                                                                                    -------          -------          -------
     Total expenses .....................................................               244              134              609
   Less expenses reimbursed by investment adviser and/(or) distributor...               (12)             (61)             (92)
                                                                                    -------          -------          -------
     Net expenses .......................................................               232               73              517
                                                                                    -------          -------          -------
     NET INVESTMENT INCOME (LOSS) .......................................             1,971              516            3,319
                                                                                    =======          =======          =======
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................            (2,087)             160            1,522
   Net change in unrealized appreciation (depreciation) on investments...              (846)            (307)          (5,546)
                                                                                    -------          -------          -------
NET GAIN (LOSS) ON INVESTMENTS ..........................................            (2,933)            (147)          (4,024)
                                                                                    -------          -------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........           $  (962)         $   369          $  (705)
                                                                                    =======          =======          =======

(1)   Amount is less than $500.

                       See Notes to Financial Statements

        FIXED INCOME FUNDS                              MONEY MARKET FUNDS
-------------------------------       ---------------------------------------------------------

SHORT/INTERMEDIATE   TAX-EXEMPT          GOVERNMENT                              TAX-EXEMPT
    BOND FUND         BOND FUND       MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
------------------   ----------       -----------------   -----------------   -----------------

      $  4,697         $  3,125            $  7,373            $ 68,475            $ 15,755
            --               -- (1)              --                  --                  --
            27               --                  --                  --                  --
            --               --                  --                  --                  --
      --------         --------            --------            --------            --------
         4,724            3,125               7,373              68,475              15,755
      --------         --------            --------            --------            --------

           526              286                 275               2,015                 655
            46               17                  75                 687                 262
             6               72                 371               1,730                 391
             3                5                  --                  --                  --
            --               --                  --                  63                  --
            81               53                  87                 645                 223
            32               40                  48                 339                 124
             9                5                  26                 111                  32
             2                2                   7                  46                  16
            18               18                  18                  50                  24
            32               20                  34                 106                  45
             8                5                  20                 176                  51
            14                8                  17                 315                   7
      --------         --------            --------            --------            --------
           777              531                 978               6,283               1,830
           (99)             (73)                (75)               (976)               (262)
      --------         --------            --------            --------            --------
           678              458                 903               5,307               1,568
      --------         --------            --------            --------            --------
         4,046            2,667               6,470              63,168              14,187
      ========         ========            ========            ========            ========

            58            1,090                  (4)                 13                 581
        (2,515)          (3,773)                 --                  --                  --
      --------         --------            --------            --------            --------
        (2,457)          (2,683)                 (4)                 13                 581
      --------         --------            --------            --------            --------
      $  1,589         $    (16)           $  6,466            $ 63,181            $ 14,768
      ========         ========            ========            ========            ========

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                      EQUITY FUNDS
                                                               ---------------------------------------------------------------------
                                                                           BALANCED FUND                   CORE EQUITY FUND
                                                               --------------------------------  -----------------------------------
                                                                 SIX MONTHS                       SIX MONTHS
                                                                   ENDED                             ENDED
                                                               JUNE 30, 2008     YEAR ENDED      JUNE 30, 2008        YEAR ENDED
                                                                (UNAUDITED)   DECEMBER 31, 2007   (UNAUDITED)      DECEMBER 31, 2007
                                                               -------------  -----------------  ----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...............................     $     787         $   1,875        $     377          $   1,370
Net realized gain (loss) ...................................            66             6,094            1,575             13,209
Net change in unrealized appreciation (depreciation) .......        (5,694)           (2,499)         (11,311)            (3,918)
                                                                 ---------         ---------        ---------          ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS... .......................................        (4,841)            5,470           (9,359)            10,661
                                                                 ---------         ---------        ---------          ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I .............................          (701)           (1,635)            (357)            (1,306)
Net investment income, Class A .............................           (90)             (248)             (17)               (77)
Net investment income, Class C .............................            (2)               (5)              --                 -- (1)
Net realized short-term gains, Class I......................            --              (633)             (22)              (128)
Net realized short-term gains, Class A .....................            --              (107)              (2)               (10)
Net realized short-term gains, Class C .....................            --                (3)              -- (1)             -- (1)
Net realized long-term gains, Class I.......................            --            (5,430)          (1,156)           (13,317)
Net realized long-term gains, Class A ......................            --              (921)             (94)            (1,073)
Net realized long-term gains, Class C ......................            --               (26)              (2)               (26)
                                                                 ---------         ---------        ---------          ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS .... ........................................          (793)           (9,008)          (1,650)           (15,937)
                                                                 ---------         ---------        ---------          ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I ......        (3,360)             (122)          (1,906)           (17,089)
Change in net assets from share transactions, Class A ......        (1,897)             (442)            (463)            (1,097)
Change in net assets from share transactions, Class C ......           (22)               80               (2)                94
                                                                 ---------         ---------        ---------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...        (5,279)             (484)          (2,371)           (18,092)
                                                                 ---------         ---------        ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS ......................       (10,913)           (4,022)         (13,380)           (23,368)

NET ASSETS
Beginning of period ........................................        83,570            87,592          134,844            158,212
                                                                 ---------         ---------        ---------          ---------
END OF PERIOD ..............................................     $  72,657         $  83,570        $ 121,464          $ 134,844
                                                                 =========         =========        =========          =========
Accumulated undistributed net investment income (loss) at
  end of period ............................................     $      (7)        $      (1)       $       6          $       3

(1)   Amount is less than $500.

(2) Net of foreign taxes on unrealized capital gains of $767 (reported in 000s) for Emerging Markets Fund.

(3) Net of foreign taxes on unrealized capital gains of $1,099 (reported in 000s) for Emerging Markets Fund.

                       See Notes to Financial Statements

                                                           EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS FUND                  INDEX FUND                   SMALL-CAP GROWTH FUND         SMALL-CAP OPPORTUNITY FUND
---------------------------------- ------------------------------- --------------------------------  -------------------------------
  SIX MONTHS                        SIX MONTHS                      SIX MONTHS                        SIX MONTHS
     ENDED                            ENDED                            ENDED                             ENDED
 JUNE 30, 2008       YEAR ENDED    JUNE 30, 2008     YEAR ENDED    JUNE 30, 2008      YEAR ENDED     JUNE 30, 2008    YEAR ENDED
  (UNAUDITED)    DECEMBER 31, 2007  (UNAUDITED)  DECEMBER 31, 2007  (UNAUDITED)   DECEMBER 31, 2007   (UNAUDITED)  DECEMBER 31, 2007
---------------  ----------------- ------------- ----------------- -------------  -----------------  ------------- -----------------


$      414         $     2,706      $     358       $     977       $     (59)       $    (180)        $      33       $     (16)
    10,023              64,337            618           4,407            (933)             168            (1,128)         56,603
   (34,927) (2)          2,465 (3)     (7,461)         (1,794)         (1,434)            (231)           (6,712)        (77,190)
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------

   (24,490)             69,508         (6,485)          3,590          (2,426)            (243)           (7,807)        (20,603)
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------

        --              (1,345)          (261)           (741)             --               --                --             (30)
        --                 (29)          (103)           (227)             --               --                --              (8)
        --                  (1)            --              --              --               --                --              --
    (6,112)            (19,294)            --            (246)             --              (71)               --          (1,430)
      (591)             (1,048)            --            (103)             --               (1)               --            (575)
       (29)                (35)            --              --              --               -- (1)            --              (7)
    (4,584)            (77,220)          (414)         (2,964)             --             (899)               --         (40,589)
      (444)             (3,096)          (209)         (1,234)             --              (14)               --         (14,542)
       (22)               (112)            --              --              --               (5)               --            (149)
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------

   (11,782)           (102,180)          (987)         (5,515)             --             (990)               --         (57,330)
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------

   (34,833)            (12,244)        (5,934)        (18,355)           (278)            (710)          (20,112)       (230,481)
     3,752               5,785            803           2,840             242              336            (9,928)        (16,391)
       338                 253             --              --              36               11               198             596
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------
   (30,743)             (6,206)        (5,131)        (15,515)             --             (363)          (29,842)       (246,276)
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------
   (67,015)            (38,878)       (12,603)        (17,440)         (2,426)          (1,596)          (37,649)       (324,209)


   211,186             250,064         56,950          74,390          26,106           27,702           162,602         486,811
----------         -----------      ---------       ---------       ---------        ---------         ---------       ---------
$  144,171         $   211,186      $  44,347       $  56,950       $  23,680        $  26,106         $ 124,953       $ 162,602
==========         ===========      =========       =========       =========        =========         =========       =========

$      280         $      (134)     $       3       $       9       $     (59)       $      -- (1)     $     (44)      $     (77)

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                         EQUITY FUNDS
                                                               ---------------------------------------------------------------------
                                                                      SMALL-CAP VALUE FUND                  VALUE EQUITY FUND
                                                               ---------------------------------  ----------------------------------
                                                                 SIX MONTHS                        SIX MONTHS
                                                                   ENDED                              ENDED
                                                               JUNE 30, 2008       YEAR ENDED     JUNE 30, 2008        YEAR ENDED
                                                                 (UNAUDITED)   DECEMBER 31, 2007   (UNAUDITED)     DECEMBER 31, 2007
                                                               -------------   -----------------  -------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................     $     102         $   1,185       $   1,609          $   3,442
Net realized gain (loss) ....................................        (7,426)           30,968           6,031             44,023
Net change in unrealized appreciation (depreciation) ........          (657)          (47,738)        (34,888)           (18,249)
                                                                  ---------         ---------       ---------          ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................        (7,981)          (15,585)        (27,248)            29,216
                                                                  ---------         ---------       ---------          ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ..............................            --              (621)         (1,484)            (3,277)
Net investment income, Class A ..............................            --               (94)           (103)              (211)
Net investment income, Class C ..............................            --                --              (1)                -- (1)
Net realized short-term gains, Class I ......................            --            (5,832)           (193)            (4,191)
Net realized short-term gains, Class A ......................            --            (1,917)            (17)              (336)
Net realized short-term gains, Class C ......................            --               (11)             -- (1)             (5)
Net realized long-term gains, Class I .......................            --           (28,623)         (7,311)           (31,461)
Net realized long-term gains, Class A .......................            --            (9,277)           (642)            (2,532)
Net realized long-term gains, Class C .......................            --               (48)            (14)               (38)
                                                                  ---------         ---------       ---------          ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...            --           (46,423)         (9,765)           (42,051)
                                                                  ---------         ---------       ---------          ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I .......       (17,017)         (158,293)         (4,850)             5,521
Change in net assets from share transactions, Class A .......       (10,895)          (32,880)          1,076             (2,598)
Change in net assets from share transactions, Class C .......            35               162            (185)               543
                                                                  ---------         ---------       ---------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...       (27,877)         (191,011)         (3,959)             3,466
                                                                  ---------         ---------       ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS .......................       (35,858)         (253,019)        (40,972)            (9,369)

NET ASSETS
Beginning of period .........................................       128,536           381,555         295,447            304,816
                                                                  ---------         ---------       ---------          ---------
END OF PERIOD ...............................................     $  92,678         $ 128,536       $ 254,475          $ 295,447
                                                                  =========         =========       =========          =========
Accumulated undistributed net investment income (loss) at
  end of period .............................................     $     100         $      (2)      $      19          $      (2)

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                                        FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------------
                                    INTERMEDIATE GOVERNMENT            INTERMEDIATE TAX-EXEMPT
      HIGH YIELD BOND FUND                   BOND FUND                       BOND FUND              SHORT/INTERMEDIATE BOND FUND
------------------------------- ------------------------------- -------------------------------- -------------------------------
 SIX MONTHS                       SIX MONTHS                     SIX MONTHS                       SIX MONTHS
    ENDED                           ENDED                           ENDED                            ENDED
JUNE 30, 2008     YEAR ENDED    JUNE 30, 2008     YEAR ENDED    JUNE 30, 2008      YEAR ENDED    JUNE 30, 2008      YEAR ENDED
 (UNAUDITED)  DECEMBER 31, 2007  (UNAUDITED)  DECEMBER 31, 2007  (UNAUDITED)   DECEMBER 31, 2007  (UNAUDITED)   DECEMBER 31, 2007
------------- ----------------- ------------- ----------------- -------------  ----------------- -------------  -----------------


  $  1,971    $      4,518      $     516       $     993       $    3,319       $   7,717        $   4,046       $   9,977
    (2,087)            486            160             (14)           1,522           1,472               58          (1,034)
      (846)         (3,058)          (307)            524           (5,546)         (2,908)          (2,515)          1,409
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------

      (962)          1,946            369           1,503             (705)          6,281            1,589          10,352
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------

    (1,775)         (4,115)          (422)           (806)          (3,002)         (7,060)          (3,942)         (9,767)
      (192)           (394)           (94)           (187)            (310)           (650)             (93)           (203)
        (4)             (9)            --              --               (7)             (7)             (11)             (7)
        --              --             --              --               --             (78)              --              --
        --              --             --              --               --              (8)              --              --
        --              --             --              --               --              -- (1)           --              --
        --              --             --              --             (144)         (1,268)              --              --
        --              --             --              --              (18)           (125)              --              --
        --              --             --              --               (1)             (2)              --              --
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------
    (1,971)         (4,518)          (516)           (993)          (3,482)         (9,198)          (4,046)         (9,977)
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------

     1,182         (18,434)         3,162          (1,958)         (20,238)        (41,876)         (45,088)        (30,770)
       (27)              8          1,434          (1,950)           2,305          (2,400)              51          (1,437)
         3               7             --              --               39             306              463             160
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------
     1,158         (18,419)         4,596          (3,908)         (17,894)        (43,970)         (44,574)        (32,047)
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------
    (1,775)        (20,991)         4,449          (3,398)         (22,081)        (46,887)         (47,031)        (31,672)


    53,488          74,479         22,690          26,088          174,909         221,796          219,516         251,188
  --------     -----------      ---------       ---------       ----------       ---------        ---------       ---------
  $ 51,713     $    53,488      $  27,139       $  22,690       $  152,828       $ 174,909        $ 172,485       $ 219,516
  ========     ===========      =========       =========       ==========       =========        =========       =========

  $     68     $        68      $      -- (1)   $      -- (1)   $       -- (1)   $      -- (1)    $      -- (1)   $      -- (1)

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                       FIXED INCOME FUNDS                  MONEY MARKET FUNDS
                                                               --------------------------------  ---------------------------------
                                                                      TAX-EXEMPT BOND FUND          GOVERNMENT MONEY MARKET FUND
                                                               --------------------------------  ---------------------------------
                                                                 SIX MONTHS                       SIX MONTHS
                                                                   ENDED                             ENDED
                                                               JUNE 30, 2008      YEAR ENDED     JUNE 30, 2008      YEAR ENDED
                                                                (UNAUDITED)   DECEMBER 31, 2007   (UNAUDITED)    DECEMBER 31, 2007
                                                               -------------  -----------------  -------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...............................    $    2,667       $   5,931         $    6,470        $  22,220
Net realized gain (loss) ...................................         1,090             656                 (4)              (4)
Net change in unrealized appreciation (depreciation) .......        (3,773)         (2,116)                --               --
                                                                ----------       ---------         ----------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................           (16)          4,471              6,466           22,216
                                                                ----------       ---------         ----------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I .............................        (1,489)         (3,110)            (3,978)         (12,319)
Net investment income, Class A .............................        (1,163)         (2,814)            (2,492)          (9,897)
Net investment income, Class C .............................           (15)             (7)                --               --
Net investment income, Exchange Shares .....................            --              --                 --               --
Net realized long-term gains, Class I ......................           (78)           (306)                --              (43)
Net realized long-term gains, Class A ......................           (66)           (266)                --              (37)
Net realized long-term gains, Class C ......................            (1)             (1)                --               --
                                                                ----------       ---------         ----------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS .............................................        (2,812)         (6,504)            (6,470)         (22,296)
                                                                ----------       ---------         ----------        ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I ......          (385)         (8,261)           144,136          (33,091)
Change in net assets from share transactions, Class A ......        (2,166)        (16,009)             9,143          (30,275)
Change in net assets from share transactions, Class C ......           358             562                 --               --
Change in net assets from share transactions, Exchange
  Shares ...................................................            --              --                 --               --
                                                                ----------       ---------         ----------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS .............................................        (2,193)        (23,708)           153,279          (63,366)
Redemption fees ............................................            --              --                 --               --
                                                                ----------       ---------         ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS ......................        (5,021)        (25,741)           153,275          (63,446)

NET ASSETS
Beginning of period ........................................       130,378         156,119            487,336          550,782
                                                                ----------       ---------         ----------        ---------
END OF PERIOD ..............................................    $  125,357       $ 130,378         $  640,611        $ 487,336
                                                                ==========       =========         ==========        =========
Accumulated undistributed net investment income (loss)
  at end of period .........................................    $       12       $      12         $        4        $       4

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                           MONEY MARKET FUNDS
-------------------------------------------------------------------------
         MONEY MARKET FUND               TAX-EXEMPT MONEY MARKET FUND
----------------------------------    -----------------------------------
 SIX MONTHS                            SIX MONTHS
    ENDED                                 ENDED
JUNE 30, 2008        YEAR ENDED       JUNE 30, 2008         YEAR ENDED
 (UNAUDITED)     DECEMBER 31, 2007     (UNAUDITED)      DECEMBER 31, 2007
-------------    -----------------    -------------     -----------------


$     63,168       $    229,303       $     14,187        $     38,869
          13                  6                581                  25
          --                 --                 --                  --
------------       ------------       ------------        ------------

      63,181            229,309             14,768              38,894
------------       ------------       ------------        ------------

     (44,250)          (156,866)           (12,017)            (31,633)
     (14,405)           (47,606)            (2,170)             (7,236)
          --                 --                 --                  --
      (4,513)           (24,831)                --                  --
          --                 --                 --                  --
          --                 --                 --                  --
          --                 --                 --                  --
------------       ------------       ------------        ------------

     (63,168)          (229,303)           (14,187)            (38,869)
------------       ------------       ------------        ------------

     718,956            367,230            (63,232)            (12,612)
    (355,437)           288,395             (5,461)              1,958
          --                 --                 --                  --
    (191,014)           (78,136)                --                  --
------------       ------------       ------------        ------------

     172,505            577,489            (68,693)            (10,654)
          --                 --                 --                  --
------------       ------------       ------------        ------------
     172,518            577,495            (68,112)            (10,629)

   4,336,826          3,759,331          1,286,778           1,297,407
------------       ------------       ------------        ------------
$  4,509,344       $  4,336,826       $  1,218,666        $  1,286,778
============       ============       ============        ============

$         -- (1)   $         -- (1)   $         -- (1)    $         -- (1)

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                                      NON-RECURRING
                                          ASSET                          NET            PAYMENT          TOTAL
                                          VALUE          NET        REALIZED AND         FROM            FROM
                                        BEGINNING     INVESTMENT     UNREALIZED         FORMER        INVESTMENT
                                        OF PERIOD   INCOME (LOSS)    GAIN/(LOSS)   ADMINISTRATOR(8)   OPERATIONS
                                        ---------   -------------   ------------   ----------------   ----------
BALANCED FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)           $  14.30       0.144 (7)        (0.977)               --        (0.833)
1/1/07 to 12/31/07                         15.00       0.338 (7)         0.625                --         0.963
1/1/06 to 12/31/06                         14.72       0.329 (7)         0.990             0.017         1.336
1/1/05 to 12/31/05                         14.99       0.296             0.812                --         1.108
1/1/04 to 12/31/04                         13.50       0.272             1.504                --         1.776
1/1/03 to 12/31/03                         11.54       0.251             1.958                --         2.209

CLASS A
1/1/08 to 6/30/08 (unaudited)           $  14.26       0.126 (7)        (0.975)               --        (0.849)
1/1/07 to 12/31/07                         14.96       0.298 (7)         0.626                --         0.924
1/1/06 to 12/31/06                         14.69       0.288 (7)         0.988             0.016         1.292
1/1/05 to 12/31/05                         14.97       0.269             0.793                --         1.062
1/1/04 to 12/31/04                         13.49       0.242             1.496                --         1.738
1/1/03 to 12/31/03                         11.53       0.230             1.950                --         2.180

CLASS C
1/1/08 to 6/30/08 (unaudited)           $  14.26       0.076 (7)        (0.976)               --        (0.900)
1/1/07 to 12/31/07                         14.96       0.183 (7)         0.625                --         0.808
6/26/06 (inception) to 12/31/06            14.24       0.080 (7)         1.244                --         1.324

CORE EQUITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)           $  20.84       0.061 (7)        (1.508)               --        (1.447)
1/1/07 to 12/31/07                         21.85       0.205 (7)         1.321                --         1.526
1/1/06 to 12/31/06                         21.19       0.163 (7)         2.704             0.055         2.922
1/1/05 to 12/31/05                         21.91       0.117             1.837                --         1.954
1/1/04 to 12/31/04                         20.44       0.144             2.544                --         2.688
1/1/03 to 12/31/03                         15.73       0.083             4.710                --         4.793

CLASS A
1/1/08 to 6/30/08 (unaudited)           $  20.51       0.037 (7)        (1.488)               --        (1.451)
1/1/07 to 12/31/07                         21.53       0.148 (7)         1.312                --         1.460
1/1/06 to 12/31/06                         20.91       0.110 (7)         2.663             0.054         2.827
1/1/05 to 12/31/05                         21.66       0.070             1.803                --         1.873
1/1/04 to 12/31/04                         20.24       0.078             2.521                --         2.599
1/1/03 to 12/31/03                         15.57       0.035             4.671                --         4.706

CLASS C
1/1/08 to 6/30/08 (unaudited)           $  20.44      (0.035) (7)       (1.483)               --        (1.518)
1/1/07 to 12/31/07                         21.49      (0.021) (7)        1.307                --         1.286
6/26/06 (inception) to 12/31/06            20.46      (0.022) (7)        2.633                --         2.611

EMERGING MARKETS FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)           $  10.08       0.023 (7)        (1.333)               --        (1.310)
1/1/07 to 12/31/07                         12.34       0.145 (7)         3.624                --         3.769
1/1/06 to 12/31/06                         12.43       0.202 (7)         3.324             0.007         3.533
1/1/05 to 12/31/05                         11.01       0.145             3.151                --         3.296
1/1/04 to 12/31/04                         10.03       0.106             1.843                --         1.949
1/1/03 to 12/31/03                          6.66       0.046             3.355                --         3.401

                                                                       DISTRIBUTIONS
                                                                            FROM
                                          DIVIDENDS   DISTRIBUTIONS     NON-RECURRING
                                          FROM NET      FROM NET           PAYMENT
                                         INVESTMENT     REALIZED         FROM FORMER
                                           INCOME         GAINS       ADMINISTRATOR (8)
                                         ----------   -------------   -----------------
BALANCED FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)              (0.147)           --                  --
1/1/07 to 12/31/07                         (0.345)       (1.318)                 --
1/1/06 to 12/31/06                         (0.329)       (0.711)             (0.017)
1/1/05 to 12/31/05                         (0.295)       (1.083)                 --
1/1/04 to 12/31/04                         (0.272)       (0.014)                 --
1/1/03 to 12/31/03                         (0.249)           --                  --

CLASS A
1/1/08 to 6/30/08 (unaudited)              (0.131)           --                  --
1/1/07 to 12/31/07                         (0.306)       (1.318)                 --
1/1/06 to 12/31/06                         (0.295)       (0.711)             (0.016)
1/1/05 to 12/31/05                         (0.259)       (1.083)                 --
1/1/04 to 12/31/04                         (0.244)       (0.014)                 --
1/1/03 to 12/31/03                         (0.220)           --                  --

CLASS C
1/1/08 to 6/30/08 (unaudited)              (0.080)           --                  --
1/1/07 to 12/31/07                         (0.190)       (1.318)                 --
6/26/06 (inception) to 12/31/06            (0.085)       (0.519)                 --

CORE EQUITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)              (0.061)       (0.202)                 --
1/1/07 to 12/31/07                         (0.219)       (2.317)                 --
1/1/06 to 12/31/06                         (0.159)       (2.049)             (0.055)
1/1/05 to 12/31/05                         (0.123)       (2.551)                 --
1/1/04 to 12/31/04                         (0.134)       (1.084)                 --
1/1/03 to 12/31/03                         (0.083)           --                  --

CLASS A
1/1/08 to 6/30/08 (unaudited)              (0.037)       (0.202)                 --
1/1/07 to 12/31/07                         (0.163)       (2.317)                 --
1/1/06 to 12/31/06                         (0.104)       (2.049)             (0.054)
1/1/05 to 12/31/05                         (0.072)       (2.551)                 --
1/1/04 to 12/31/04                         (0.095)       (1.084)                 --
1/1/03 to 12/31/03                         (0.036)           --                  --

CLASS C
1/1/08 to 6/30/08 (unaudited)                  --        (0.202)                 --
1/1/07 to 12/31/07                         (0.019)       (2.317)                 --
6/26/06 (inception) to 12/31/06            (0.024)       (1.557)                 --

EMERGING MARKETS FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)                  --        (0.700)                 --
1/1/07 to 12/31/07                         (0.088)       (5.941)                 --
1/1/06 to 12/31/06                         (0.221)       (3.395)             (0.007)
1/1/05 to 12/31/05                         (0.112)       (1.764)                 --
1/1/04 to 12/31/04                         (0.110)       (0.860)                 --
1/1/03 to 12/31/03                         (0.033)           --                  --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                        TOTAL RETURN
               REDEMPTION        NET                       EXCLUDING           NET     RATIO OF NET
                  FEES          ASSET                    NON-RECURRING        ASSETS    OPERATING
                ADDED TO        VALUE                       PAYMENT           END OF   EXPENSES TO
    TOTAL       PAID-IN         END OF    TOTAL           FROM FORMER         PERIOD   AVERAGE NET
DISTRIBUTIONS  CAPITAL (4)      PERIOD  RETURN (3)    ADMINISTRATOR (3)(8)    (000S)      ASSETS
-------------  -----------     -------  ----------   ---------------------  ---------  ------------


      (0.147)         --       $ 13.32  (5.83)% (2)                --       $  63,397     0.84% (1)
      (1.663)         --         14.30   6.48                      --          71,603     0.77
      (1.057)      0.001         15.00   9.26                    9.14%         74,724     0.76
      (1.378)         --         14.72   7.45                      --          71,570     0.79
      (0.286)         --         14.99  13.32                      --          64,065     0.88
      (0.249)         --         13.50  19.33                      --          56,553     0.88


      (0.131)         --       $ 13.28  (5.96)% (2)                --       $   8,984     1.09% (1)
      (1.624)         --         14.26   6.16                      --          11,646     1.02
      (1.022)         --         14.96   9.03                    8.92%         12,613     1.01
      (1.342)         --         14.69   7.14                      --           2,953     1.04
      (0.258)         --         14.97  13.02                      --           1,641     1.13
      (0.220)         --         13.49  19.07                      --             442     1.13


      (0.080)         --       $ 13.28  (6.31)% (2)                --       $     276     1.84% (1)
      (1.508)         --         14.26   5.45                      --             321     1.78
      (0.604)         --         14.96   9.31 (2)                  --             255     1.77 (1)



      (0.263)         --       $ 19.13  (6.96)% (2)                --       $ 112,260     0.95% (1)
      (2.536)         --         20.84   7.06                      --         124,328     0.91
      (2.263)      0.001         21.85  13.98                   13.07%        146,245     0.90
      (2.674)         --         21.19   8.97                      --         135,587     0.93
      (1.218)         --         21.91  13.32                      --         128,125     1.00
      (0.083)         --         20.44  30.49                      --         127,233     1.10


      (0.239)         --       $ 18.82  (7.09)% (2)                --       $   8,976     1.20% (1)
      (2.480)         --         20.51   6.81                      --          10,265     1.16
      (2.207)         --         21.53  13.73                   13.46%         11,795     1.16
      (2.623)         --         20.91   8.70                      --           1,009     1.18
      (1.179)         --         21.66  13.01                      --             809     1.25
      (0.036)         --         20.24  30.23                      --             531     1.35


      (0.202)         --       $ 18.72  (7.44)% (2)                --       $     228     1.95% (1)
      (2.336)         --         20.44   6.00                      --             251     1.92
      (1.581)         --         21.49  12.84 (2)                  --             171     1.89 (1)



      (0.700)         --       $  8.07 (12.97)% (2)                --       $ 130,968     1.48% (1)
      (6.029)         --         10.08  37.39                      --         199,197     1.34
      (3.623)         -- (9)     12.34  29.60                   28.54%        242,422     1.32
      (1.876)         --         12.43  31.23                      --         329,081     1.45
      (0.970)      0.001         11.01  20.04                      --         302,250     1.58
      (0.033)      0.002         10.03  51.11                      --         289,492     1.58

    RATIO OF
  EXPENSES TO    RATIO OF NET
    AVERAGE       INVESTMENT
  NET ASSETS        INCOME
    (BEFORE           TO        PORTFOLIO
  WAIVERS AND     AVERAGE NET   TURNOVER
REIMBURSEMENTS)     ASSETS        RATE
---------------  ------------   ---------


      0.89% (1)      2.12% (1)    29% (2)
      0.82           2.18         71
      0.82           2.20         66
      0.84           1.95         61
      0.95           1.94         66
      1.04           2.05         77


      1.09% (1)      1.86% (1)    29% (2)
      1.02           1.93         71
      1.02           1.93         66
      1.09           1.74         61
      1.20           1.69         66
      1.29           1.80         77


      1.84% (1)      1.13% (1)    29% (2)
      1.78           1.19         71
      1.77 (1)       1.04 (1)     66



      1.00% (1)      0.63% (1)    31% (2)
      0.96           0.91         58
      0.95           0.74         74
      0.97           0.54         80
      1.02           0.67         83
      1.23           0.47         76


      1.20% (1)      0.38% (1)    31% (2)
      1.16           0.66         58
      1.16           0.50         74
      1.22           0.29         80
      1.27           0.42         83
      1.48           0.22         76


      1.95% (1)     (0.37)% (1)   31% (2)
      1.92          (0.10)        58
      1.89 (1)      (0.19) (1)    74 (2)



      1.53% (1)      0.50% (1)    79% (2)
      1.39           1.22         92
      1.50           1.51         83
      1.60           1.20         43
      1.60           0.92         49
      1.61           0.83         20

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                                    NON-RECURRING
                                     ASSET                        NET           PAYMENT         TOTAL      DIVIDENDS
                                     VALUE         NET       REALIZED AND        FROM            FROM      FROM NET
                                   BEGINNING    INVESTMENT    UNREALIZED        FORMER        INVESTMENT  INVESTMENT
                                   OF PERIOD  INCOME (LOSS)   GAIN/(LOSS)  ADMINISTRATOR (8)  OPERATIONS    INCOME
                                   ---------  -------------  ------------  -----------------  ----------  ----------
EMERGING MARKETS FUND (CONTINUED)
CLASS A
1/1/08 to 6/30/08 (unaudited)       $  9.80      0.014 (7)      (1.294)               --       (1.280)         --
1/1/07 to 12/31/07                    12.14      0.088 (7)       3.573                --        3.661      (0.060)
1/1/06 to 12/31/06                    12.27      0.078 (7)       3.362             0.007        3.447      (0.175)
1/1/05 to 12/31/05                    10.88      0.103           3.137                --        3.240      (0.086)
1/1/04 to 12/31/04                     9.94      0.030           1.864                --        1.894      (0.096)
1/1/03 to 12/31/03                     6.60      0.040           3.315                --        3.355      (0.017)

CLASS C
1/1/08 to 6/30/08 (unaudited)       $  9.69     (0.014) (7)     (1.286)               --       (1.300)         --
1/1/07 to 12/31/07                    12.14      0.001 (7)       3.550                --        3.551      (0.060)
6/26/06 (inception) to 12/31/06       11.71     (0.033) (7)      3.353                --        3.320      (0.074)

INDEX FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)       $ 21.03      0.144 (7)      (2.657)               --       (2.513)     (0.151)
1/1/07 to 12/31/07                    21.87      0.344 (7)       0.832                --        1.176      (0.350)
1/1/06 to 12/31/06                    19.69      0.318 (7)       2.678             0.216        3.212      (0.342)
1/1/05 to 12/31/05                    22.09      0.380           0.808                --        1.188      (0.369)
1/1/04 to 12/31/04                    21.55      0.362           1.844                --        2.206      (0.357)
1/1/03 to 12/31/03                    18.06      0.275           4.726                --        5.001      (0.275)

CLASS A (6)
1/1/08 to 6/30/08 (unaudited)       $ 21.04      0.120 (7)      (2.667)               --       (2.547)     (0.127)
1/1/07 to 12/31/07                    21.88      0.288 (7)       0.832                --        1.120      (0.294)
1/1/06 to 12/31/06                    19.68      0.280 (7)       2.700             0.212        3.192      (0.306)
1/1/05 to 12/31/05                    22.08      0.300           0.851                --        1.151      (0.331)
1/1/04 to 12/31/04                    21.54      0.299           1.851                --        2.150      (0.301)
1/1/03 to 12/31/03                    18.05      0.224           4.728                --        4.952      (0.226)

SMALL-CAP GROWTH FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)       $ 13.29     (0.030) (7)     (1.210)               --       (1.240)         --
1/1/07 to 12/31/07                    13.93     (0.092) (7)     (0.030)               --       (0.122)         -- (9)
1/1/06 to 12/31/06                    13.56     (0.083) (7)      1.382             0.005        1.304          --
1/1/05 to 12/31/05                    13.71     (0.025)          0.512                --        0.487          --
1/1/04 to 12/31/04                    11.39     (0.064)          2.384                --        2.320          --
1/1/03 to 12/31/03                     7.68     (0.044)          3.754                --        3.710          --

CLASS A
1/1/08 to 6/30/08 (unaudited)       $ 13.23     (0.043) (7)     (1.207)               --       (1.250)         --
1/1/07 to 12/31/07                    13.91     (0.123) (7)     (0.039)               --       (0.162)         -- (9)
6/26/06 (inception) to 12/31/06       13.34     (0.065) (7)      1.493                --        1.428          --

CLASS C
1/1/08 to 6/30/08 (unaudited)       $ 13.08     (0.086) (7)     (1.184)               --       (1.270)         --
1/1/07 to 12/31/07                    13.86     (0.231) (7)     (0.031)               --       (0.262)         -- (9)
6/26/06 (inception) to 12/31/06       13.47     (0.121) (7)      1.369                --        1.248          --

                                                         DISTRIBUTIONS
                                                              FROM
                                         DISTRIBUTIONS   NON-RECURRING
                                            FROM NET        PAYMENT
                                            REALIZED      FROM FORMER
                                             GAINS      ADMINISTRATOR (8)
                                         -------------  -----------------
EMERGING MARKETS FUND (CONTINUED)
CLASS A
1/1/08 to 6/30/08 (unaudited)                (0.700)              --
1/1/07 to 12/31/07                           (5.941)              --
1/1/06 to 12/31/06                           (3.395)          (0.007)
1/1/05 to 12/31/05                           (1.764)              --
1/1/04 to 12/31/04                           (0.860)              --
1/1/03 to 12/31/03                               --               --

CLASS C
1/1/08 to 6/30/08 (unaudited)                (0.700)              --
1/1/07 to 12/31/07                           (5.941)              --
6/26/06 (inception) to 12/31/06              (2.816)              --

INDEX FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)                (0.256)              --
1/1/07 to 12/31/07                           (1.666)              --
1/1/06 to 12/31/06                           (0.474)          (0.216)
1/1/05 to 12/31/05                           (3.224)              --
1/1/04 to 12/31/04                           (1.309)              --
1/1/03 to 12/31/03                           (1.236)              --

CLASS A (6)
1/1/08 to 6/30/08 (unaudited)                (0.256)              --
1/1/07 to 12/31/07                           (1.666)              --
1/1/06 to 12/31/06                           (0.474)          (0.212)
1/1/05 to 12/31/05                           (3.224)              --
1/1/04 to 12/31/04                           (1.309)              --
1/1/03 to 12/31/03                           (1.236)              --

SMALL-CAP GROWTH FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)                    --               --
1/1/07 to 12/31/07                           (0.518)              --
1/1/06 to 12/31/06                           (0.929)          (0.005)
1/1/05 to 12/31/05                           (0.637)              --
1/1/04 to 12/31/04                               --               --
1/1/03 to 12/31/03                               --               --

CLASS A
1/1/08 to 6/30/08 (unaudited)                    --               --
1/1/07 to 12/31/07                           (0.518)              --
6/26/06 (inception) to 12/31/06              (0.858)              --

CLASS C
1/1/08 to 6/30/08 (unaudited)                    --               --
1/1/07 to 12/31/07                           (0.518)              --
6/26/06 (inception) to 12/31/06              (0.858)              --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                         TOTAL RETURN
               REDEMPTION      NET                         EXCLUDING           NET
                  FEES        ASSET                      NON-RECURRING        ASSETS
                ADDED TO      VALUE                         PAYMENT           END OF
    TOTAL        PAID-IN      END OF      TOTAL          FROM FORMER          PERIOD
DISTRIBUTIONS  CAPITAL (4)    PERIOD    RETURN (3)    ADMINISTRATOR (3)(8)    (000S)
-------------  -----------  --------   ------------  ---------------------  ---------


(0.700)            --       $  7.82    (13.02)% (2)           --            $  12,607
(6.001)            --          9.80     37.16                 --               11,616
(3.577)            -- (9)     12.14     29.21              29.15%               7,456
(1.850)            --         12.27     31.08                 --                1,205
(0.956)         0.002         10.88     19.67                 --                  916
(0.017)         0.002          9.94     50.87                 --                  364


(0.700)            --       $  7.69    (13.29)% (2)           --            $     596
(6.001)            --          9.69     35.89                 --                  373
(2.890)            --         12.14     29.04 (2)             --                  186



(0.407)            --       $ 18.11    (12.00)% (2)           --            $  29,273
(2.016)            --         21.03      5.45                 --               40,336
(1.032)            --         21.87     16.51              15.30%              59,680
(3.593)         0.005         19.69      5.38                 --               76,163
(1.666)            --         22.09     10.48                 --              311,422
(1.511)            --         21.55     28.11                 --              353,889


(0.383)            --       $ 18.11    (12.16)% (2)           --            $  15,074
(1.960)            --         21.04      5.18                 --               16,614
(0.992)            --         21.88     16.47              15.18%              14,710
(3.555)         0.004         19.68      5.15                 --               14,963
(1.610)            --         22.08     10.21                 --               17,457
(1.462)            --         21.54     27.82                 --               19,986



    --             --       $ 12.05     (9.33)% (2)           --            $  22,873
(0.518)            --         13.29     (0.92)                --               25,527
(0.934)            --         13.93      9.61               9.58%              27,433
(0.637)            --         13.56      3.40                 --               20,626
    --             --         13.71     20.37                 --                7,396
    --             --         11.39     48.31                 --                8,506


    --             --       $ 11.98     (9.45)% (2)           --            $     644
(0.518)            --         13.23     (1.21)                --                  438
(0.858)            --         13.91     10.70                 --                  130


    --             --       $ 11.81     (9.71)% (2)           --            $     163
(0.518)            --         13.08     (1.94)                --                  141
(0.858)            --         13.86      9.26 (2)             --                  139

                   RATIO OF
                 EXPENSES TO     RATIO OF NET
RATIO OF NET       AVERAGE        INVESTMENT
 OPERATING        NET ASSETS        INCOME
EXPENSES TO        (BEFORE            TO        PORTFOLIO
AVERAGE NET      WAIVERS AND      AVERAGE NET   TURNOVER
   ASSETS      REIMBURSEMENTS)      ASSETS        RATE
-----------    ---------------   ------------   ---------


    1.73% (1)        1.73% (1)     0.32% (1)      79% (2)
    1.60             1.60          0.77           92
    1.59             1.63          0.60           83
    1.70             1.85          0.91           43
    1.83             1.85          0.49           49
    1.83             1.86          0.62           20


    2.47% (1)        2.47% (1)    (0.31)% (1)     79% (2)
    2.35             2.35          0.01           92
    2.30 (1)         2.30 (1)     (0.49) (1)      83 (2)



    0.66% (1)        0.71% (1)     1.48% (1)       3% (2)
    0.52             0.57          1.52            9
    0.43             0.54          1.54            3
    0.40             0.45          1.45            6
    0.43             0.43          1.59            3
    0.43             0.47          1.37            2


    0.91% (1)        0.91% (1)     1.24% (1)       3% (2)
    0.78             0.78          1.27            9
    0.63             0.69          1.36            3
    0.57             0.64          1.34            6
    0.68             0.68          1.34            3
    0.68             0.72          1.12            2



    1.15% (1)        1.48% (1)    (0.50)% (1)     46% (2)
    1.15             1.24         (0.65)          98
    1.07             1.20         (0.57)         123
    0.96             1.46         (0.38)         100
    1.00             1.48         (0.53)         100
    1.00             1.44         (0.48)         124


    1.40% (1)        1.67% (1)    (0.72)% (1)     46% (2)
    1.40             1.41         (0.88)          98
    1.23 (1)         1.23 (1)     (0.77)(1)      123 (2)


    2.15% (1)        2.42% (1)    (1.47)% (1)     46% (2)
    2.15             2.19         (1.64)          98
    2.15 (1)         2.15 (1)     (1.65) (1)     123 (2)

                       See Notes to Financial Statements

                          PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                                        NON-RECURRING
                                       ASSET                           NET            PAYMENT          TOTAL
                                       VALUE           NET         REALIZED AND         FROM            FROM
                                     BEGINNING      INVESTMENT      UNREALIZED         FORMER        INVESTMENT
                                     OF PERIOD    INCOME (LOSS)    GAIN/(LOSS)    ADMINISTRATOR (8)  OPERATIONS
                                     ---------    -------------    ------------   -----------------  ----------
SMALL-CAP OPPORTUNITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)        $   13.23        0.008 (7)        (0.678)                --       (0.670)
1/1/07 to 12/31/07                       19.67        0.010 (7)        (1.881)                --       (1.871)
1/1/06 to 12/31/06                       21.48       (0.001) (7)        1.854              0.036        1.889
1/1/05 to 12/31/05                       24.64        0.042             1.133                 --        1.175
1/1/04 to 12/31/04                       22.74        0.083             5.161                 --        5.244
1/1/03 to 12/31/03                       15.12       (0.024)            7.881                 --        7.857

CLASS A
1/1/08 to 6/30/08 (unaudited)        $   12.50       (0.007) (7)       (0.643)                --       (0.650)
1/1/07 to 12/31/07                       18.91       (0.040) (7)       (1.801)                --       (1.841)
1/1/06 to 12/31/06                       20.81       (0.034) (7)        1.795              0.034        1.795
1/1/05 to 12/31/05                       24.03       (0.089)            1.159                 --        1.070
1/1/04 to 12/31/04                       22.27        0.042             5.003                 --        5.045
1/1/03 to 12/31/03                       14.85       (0.057)            7.714                 --        7.657

CLASS C
1/1/08 to 6/30/08 (unaudited)        $   12.31       (0.051) (7)       (0.639)                --       (0.690)
1/1/07 to 12/31/07                       18.83       (0.185) (7)       (1.766)                --       (1.951)
6/26/06 (inception) to 12/31/06          20.31       (0.104) (7)        1.269                 --        1.165

SMALL-CAP VALUE FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)        $   31.11        0.039 (7)        (1.989)                --       (1.950)
1/1/07 to 12/31/07                       44.42        0.215 (7)        (3.651)                --       (3.436)
1/1/06 to 12/31/06                       47.40        0.097 (7)         4.976              0.060        5.133
1/1/05 to 12/31/05                       50.67        0.266             4.246                 --        4.512
1/1/04 to 12/31/04                       45.10        0.333            12.228                 --       12.561
1/1/03 to 12/31/03                       31.79        0.408            13.260                 --       13.668

CLASS A
1/1/08 to 6/30/08 (unaudited)        $   30.72       (0.001) (7)       (1.959)                --       (1.960)
1/1/07 to 12/31/07                       43.97        0.106 (7)        (3.602)                --       (3.496)
1/1/06 to 12/31/06                       47.02        0.050 (7)         4.852              0.045        4.947
1/1/05 to 12/31/05                       50.35        0.173             4.180                 --        4.353
1/1/04 to 12/31/04                       44.92        0.198            12.004                 --       12.202
1/1/03 to 12/31/03                       31.69        0.271            13.243                 --       13.514

CLASS C
1/1/08 to 6/30/08 (unaudited)        $   30.39       (0.100) (7)       (1.940)                --       (2.040)
1/1/07 to 12/31/07                       43.82       (0.190) (7)       (3.576)                --       (3.766)
6/26/06 (inception) to 12/31/06          45.40       (0.187) (7)        4.647                 --        4.460

VALUE EQUITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)        $   13.94        0.079 (7)        (1.375)                --       (1.296)
1/1/07 to 12/31/07                       14.66        0.175 (7)         1.279                 --        1.454
1/1/06 to 12/31/06                       13.88        0.141 (7)         2.038              0.035        2.214
1/1/05 to 12/31/05                       13.44        0.170             1.513                 --        1.683
1/1/04 to 12/31/04                       11.48        0.111             1.961                 --        2.072
1/1/03 to 12/31/03                        8.98        0.065             2.501                 --        2.566

                                                                    DISTRIBUTIONS
                                                                        FROM
                                     DIVIDENDS    DISTRIBUTIONS     NON-RECURRING
                                     FROM NET        FROM NET          PAYMENT
                                    INVESTMENT       REALIZED        FROM FORMER
                                      INCOME          GAINS       ADMINISTRATOR (8)
                                    ----------    -------------   -----------------
SMALL-CAP OPPORTUNITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                       -- (9)      (4.569)                --
1/1/06 to 12/31/06                   (0.002)         (3.661)            (0.036)
1/1/05 to 12/31/05                   (0.045)         (4.294)                --
1/1/04 to 12/31/04                   (0.059)         (3.322)                --
1/1/03 to 12/31/03                       --          (0.238)                --

CLASS A
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                       -- (9)      (4.569)                --
1/1/06 to 12/31/06                       --          (3.661)            (0.034)
1/1/05 to 12/31/05                       --          (4.294)                --
1/1/04 to 12/31/04                   (0.025)         (3.322)                --
1/1/03 to 12/31/03                       --          (0.238)                --

CLASS C
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                       -- (9)      (4.569)                --
6/26/06 (inception) to 12/31/06          --          (2.645)                --

SMALL-CAP VALUE FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                   (0.210)         (9.664)                --
1/1/06 to 12/31/06                   (0.133)         (7.921)            (0.060)
1/1/05 to 12/31/05                   (0.241)         (7.581)                --
1/1/04 to 12/31/04                   (0.274)         (6.826)                --
1/1/03 to 12/31/03                   (0.360)             --                 --

CLASS A
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                   (0.090)         (9.664)                --
1/1/06 to 12/31/06                   (0.031)         (7.921)            (0.045)
1/1/05 to 12/31/05                   (0.135)         (7.581)                --
1/1/04 to 12/31/04                   (0.229)         (6.826)                --
1/1/03 to 12/31/03                   (0.286)             --                 --

CLASS C
1/1/08 to 6/30/08 (unaudited)            --              --                 --
1/1/07 to 12/31/07                       -- (9)      (9.664)                --
6/26/06 (inception) to 12/31/06          --          (6.040)                --

VALUE EQUITY FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)        (0.079)         (0.405)                --
1/1/07 to 12/31/07                   (0.180)         (1.994)                --
1/1/06 to 12/31/06                   (0.141)         (1.259)            (0.035)
1/1/05 to 12/31/05                   (0.173)         (1.070)                --
1/1/04 to 12/31/04                   (0.112)             --                 --
1/1/03 to 12/31/03                   (0.066)             --                 --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                          TOTAL RETURN
                REDEMPTION     NET                          EXCLUDING           NET
                   FEES       ASSET                       NON-RECURRING       ASSETS
                 ADDED TO     VALUE                          PAYMENT          END OF
    TOTAL        PAID-IN     END OF       TOTAL            FROM FORMER        PERIOD
DISTRIBUTIONS   CAPITAL (4)  PERIOD     RETURN (3)     ADMINISTRATOR (3)(8)    (000S)
-------------   ----------   -------   -----------    ---------------------  ---------


    --                 --    $ 12.56    (5.06)% (2)              --          $  86,989
(4.569)                --      13.23   (10.33)                   --            112,397
(3.699)                --      19.67     8.73                  8.56%           399,712
(4.339)             0.004      21.48     4.55                    --            480,501
(3.381)             0.037      24.64    24.16 (6)                --            544,635
(0.238)             0.001      22.74    52.02                    --            472,228


    --                 --    $ 11.85    (5.20)% (2)              --          $  37,197
(4.569)                --      12.50   (10.61)                   --             49,593
(3.695)                --      18.91     8.50                  8.34%            86,850
(4.294)             0.004      20.81     4.28                    --             12,094
(3.347)             0.062      24.03    23.88 (6)                --             66,179
(0.238)             0.001      22.27    51.62                    --              3,047


    --                 --    $ 11.62    (5.61)% (2)              --          $     767
(4.569)                --      12.31   (11.26)                   --                612
(2.645)                --      18.83     5.77 (2)                --                249



    --                 --    $ 29.16    (6.27)% (2)              --          $  70,249
(9.874)                --      31.11    (8.93)                   --             92,809
(8.114)             0.001      44.42    10.92                 10.82%           297,831
(7.822)             0.040      47.40     8.90                    --            335,085
(7.100)             0.109      50.67    28.93 (6)                --            369,311
(0.360)             0.002      45.10    43.04                    --            308,693


    --                 --    $ 28.76    (6.38)% (2)              --          $  22,163
(9.754)                --      30.72    (9.17)                   --             35,478
(7.997)                --      43.97    10.62                 10.52%            83,558
(7.716)             0.033      47.02     8.63                    --             11,226
(7.055)             0.283      50.35    28.62 (6)                --              8,352
(0.286)             0.002      44.92    42.68                    --              1,557


    --                 --    $ 28.35    (6.71)% (2)              --          $     266
(9.664)                --      30.39    (9.85)                   --                249
(6.040)                --      43.82     9.86 (2)                --                167



(0.484)                --    $ 12.16    (9.35)% (2)              --          $ 233,511
(2.174)                --      13.94    10.10                    --            272,426
(1.435)             0.001      14.66    16.12                 15.85%           278,841
(1.243)                --      13.88    12.52                    --            261,584
(0.112)                --      13.44    18.14                    --            244,336
(0.066)                --      11.48    28.68                    --            229,673

                   RATIO OF
                 EXPENSES TO     RATIO OF NET
RATIO OF NET       AVERAGE        INVESTMENT
  OPERATING       NET ASSETS        INCOME
 EXPENSES TO       (BEFORE            TO        PORTFOLIO
 AVERAGE NET     WAIVERS AND     AVERAGE NET    TURNOVER
   ASSETS      REIMBURSEMENTS)      ASSETS        RATE
------------   ---------------   ------------   ---------


  1.08% (1)         1.13% (1)      0.13% (1)      40% (2)
  1.00              1.05           0.05           92
  0.93              0.99           0.00           85
  0.94              0.97           0.16           76
  1.00              1.00           0.36           64
  1.20              1.25          (0.13)          83


  1.33% (1)         1.33% (1)     (0.13)% (1)     40% (2)
  1.25              1.25          (0.22)          92
  1.20              1.20          (0.17)          85
  1.19              1.22          (0.18)          76
  1.25              1.25           0.33           64
  1.45              1.50          (0.30)          83


  2.07% (1)         2.07% (1)     (0.88)% (1)     40% (2)
  2.02              2.02          (1.06)          92
  1.92 (1)          1.92 (1)      (0.98) (1)      85 (2)



  1.11% (1)         1.16% (1)      0.26% (1)      39% (2)
  0.96              1.01           0.50           83
  0.88              0.94           0.20           92
  0.90              0.94           0.49           74
  0.93              0.94           0.69           70
  0.95              0.99           1.08          107


  1.37% (1)         1.37% (1)     (0.01)% (1)     39% (2)
  1.21              1.21           0.25           83
  1.16              1.17           0.11           92
  1.15              1.19           0.24           74
  1.18              1.19           0.57           70
  1.20              1.24           0.83          107


  2.11% (1)         2.11% (1)     (0.70)% (1)     39% (2)
  1.98              1.98          (0.47)          83
  1.89 (1)          1.89 (1)      (0.77) (1)      92 (2)



  0.89% (1)         0.94% (1)      1.23% (1)      27% (2)
  0.87              0.92           1.13           55
  0.87              0.93           0.96           59
  0.87              0.91           1.20           63
  0.94              0.94           0.91           73
  0.94              0.96           0.63           81

                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           NET                              NON-RECURRING
                          ASSET                    NET         PAYMENT          TOTAL
                          VALUE       NET      REALIZED AND     FROM             FROM
                        BEGINNING  INVESTMENT   UNREALIZED     FORMER         INVESTMENT
                        OF PERIOD INCOME(LOSS)  GAIN/(LOSS) ADMINISTRATOR (8) OPERATIONS
                        --------- ------------ ------------ ----------------- ----------
VALUE EQUITY FUND
  (CONTINUED)
CLASS A
1/1/08 to 6/30/08
  (unaudited)            $ 14.06    0.064 (7)    (1.386)           --           (1.322)
1/1/07 to 12/31/07         14.77    0.137 (7)     1.288            --            1.425
1/1/06 to 12/31/06         13.97    0.126 (7)     2.039         0.031            2.196
1/1/05 to 12/31/05         13.53    0.130         1.520            --            1.650
1/1/04 to 12/31/04         11.56    0.041         2.015            --            2.056
1/1/03 to 12/31/03          9.02    0.034         2.523            --            2.557

CLASS C
1/1/08 to 6/30/08
  (unaudited)            $ 14.04    0.014 (7)    (1.373)           --           (1.359)
1/1/07 to 12/31/07         14.76    0.018 (7)     1.277            --            1.295
6/26/06 (inception)
 to 12/31/06               14.20    0.012 (7)     1.603            --            1.615

HIGH YIELD BOND FUND
CLASS I
1/1/08 to 6/30/08
  (unaudited)            $ 11.87    0.435 (7)    (0.647)           --           (0.212)
1/1/07 to 12/31/07         12.45    0.893 (7)    (0.578)           --            0.315
1/1/06 to 12/31/06         12.44    0.848 (7)     0.023         0.013            0.884
1/1/05 to 12/31/05         13.07    0.831        (0.592)           --            0.239
1/1/04 to 12/31/04         12.83    0.878         0.431            --            1.309
1/1/03 to 12/31/03         11.74    0.887         1.175            --            2.062

CLASS A
1/1/08 to 6/30/08
  (unaudited)            $ 11.87    0.421 (7)    (0.648)           --           (0.227)
1/1/07 to 12/31/07         12.45    0.865 (7)    (0.581)           --            0.284
1/1/06 to 12/31/06         12.44    0.880 (7)    (0.039)        0.013            0.854
1/1/05 to 12/31/05         13.07    0.799        (0.592)           --            0.207
5/18/04 (inception)
 to 12/31/04               12.43    0.527         0.831            --            1.358

CLASS C
1/1/08 to 6/30/08
  (unaudited)            $ 11.87    0.378 (7)    (0.647)           --           (0.269)
1/1/07 to 12/31/07         12.45    0.772 (7)    (0.580)           --            0.192
6/26/06 (inception)
  to 12/31/06              11.98    0.374 (7)     0.474            --            0.848

INTERMEDIATE GOVERNMENT
  BOND FUND
CLASS I
1/1/08 to 6/30/08
  (unaudited)            $ 16.75    0.331 (7)    (0.018)           --            0.313
1/1/07 to 12/31/07         16.37    0.733 (7)     0.381            --            1.114
1/1/06 to 12/31/06         16.50    0.732 (7)    (0.133)        0.095            0.694
1/1/05 to 12/31/05         16.84    0.697        (0.277)           --            0.420
1/1/04 to 12/31/04         17.12    0.593        (0.094)           --            0.499
1/1/03 to 12/31/03         17.63    0.711        (0.293)           --            0.418

CLASS A
1/1/08 to 6/30/08
  (unaudited)            $ 16.75    0.309 (7)    (0.017)           --            0.292
1/1/07 to 12/31/07         16.36    0.692 (7)     0.391            --            1.083
1/1/06 to 12/31/06         16.50    0.692 (7)    (0.142)        0.095            0.645
1/1/05 to 12/31/05         16.84    0.655        (0.278)           --            0.377
1/1/04 to 12/31/04         17.12    0.550        (0.094)           --            0.456
1/1/03 to 12/31/03         17.63    0.667        (0.293)           --            0.374


                                                DISTRIBUTIONS
                                                    FROM
                      DIVIDENDS  DISTRIBUTIONS   NON-RECURRING
                      FROM NET     FROM NET       PAYMENT
                     INVESTMENT   REALIZED      FROM FORMER
                       INCOME       GAINS      ADMINISTRATOR (8)
                      --------- ------------- -----------------
VALUE EQUITY FUND
  (CONTINUED)
CLASS A
1/1/08 to 6/30/08
  (unaudited)           (0.063)      (0.405)          --
1/1/07 to 12/31/07      (0.141)      (1.994)          --
1/1/06 to 12/31/06      (0.106)      (1.259)      (0.031)
1/1/05 to 12/31/05      (0.140)      (1.070)          --
1/1/04 to 12/31/04      (0.086)          --           --
1/1/03 to 12/31/03      (0.017)          --           --

CLASS C
1/1/08 to 6/30/08
  (unaudited)           (0.016)      (0.405)          --
1/1/07 to 12/31/07      (0.021)      (1.994)          --
6/26/06 (inception)
 to 12/31/06            (0.015)      (1.040)          --

HIGH YIELD BOND FUND
CLASS I
1/1/08 to 6/30/08
  (unaudited)           (0.438)          --           --
1/1/07 to 12/31/07      (0.895)          --           --
1/1/06 to 12/31/06      (0.861)          --       (0.013)
1/1/05 to 12/31/05      (0.832)      (0.037)          --
1/1/04 to 12/31/04      (0.878)      (0.191)          --
1/1/03 to 12/31/03      (0.887)      (0.085)          --

CLASS A
1/1/08 to 6/30/08
  (unaudited)           (0.423)          --           --
1/1/07 to 12/31/07      (0.864)          --           --
1/1/06 to 12/31/06      (0.831)          --       (0.013)
1/1/05 to 12/31/05      (0.800)      (0.037)          --
5/18/04 (inception)
 to 12/31/04            (0.527)      (0.191)          --

CLASS C
1/1/08 to 6/30/08
  (unaudited)           (0.381)          --           --
1/1/07 to 12/31/07      (0.772)          --           --
6/26/06 (inception)
  to 12/31/06           (0.378)          --           --

INTERMEDIATE GOVERNMENT
  BOND FUND
CLASS I
1/1/08 to 6/30/08
  (unaudited)           (0.333)          --           --
1/1/07 to 12/31/07      (0.734)          --           --
1/1/06 to 12/31/06      (0.732)          --       (0.095)
1/1/05 to 12/31/05      (0.706)      (0.055)          --
1/1/04 to 12/31/04      (0.593)      (0.186)          --
1/1/03 to 12/31/03      (0.711)      (0.217)          --

CLASS A
1/1/08 to 6/30/08
  (unaudited)           (0.312)          --           --
1/1/07 to 12/31/07      (0.693)          --           --
1/1/06 to 12/31/06      (0.691)          --       (0.095)
1/1/05 to 12/31/05      (0.664)      (0.055)          --
1/1/04 to 12/31/04      (0.550)      (0.186)          --
1/1/03 to 12/31/03      (0.667)      (0.217)          --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements


                                                   TOTAL RETURN
              REDEMPTION     NET                     EXCLUDING         NET    RATIO OF NET
                FEES        ASSET                 NON-RECURRING       ASSETS   OPERATING
               ADDED TO     VALUE                    PAYMENT          END OF  EXPENSES TO
     TOTAL     PAID-IN     END OF    TOTAL         FROM FORMER        PERIOD   AVERAGE NET
DISTRIBUTIONS CAPITAL (4)  PERIOD  RETURN (3)   ADMINISTRATOR (3)(8)  (000S)    ASSETS
------------- ----------  ------- ------------- -------------------- -------- ------------
     (0.468)      --      $ 12.27   (9.45)% (2)          --          $ 20,531    1.14% (1)
     (2.135)      --        14.06    9.82                --            22,330    1.12
     (1.396)      --        14.77   15.85             15.62%           25,800    1.14
     (1.210)      --        13.97   12.18                --             2,416    1.12
     (0.086)      --        13.53   17.85                --             1,127    1.19
     (0.017)      --        11.56   28.39                --               339    1.19



     (0.421)      --      $ 12.26   (9.73)% (2)          --          $    433    1.89% (1)
     (2.015)      --        14.04    8.92                --               691    1.87
     (1.055)      --        14.76   11.35 (2)            --               175    1.89 (1)




     (0.438)      --      $ 11.22   (1.81)% (2)          --          $ 46,514    0.87% (1)
     (0.895)      --        11.87    2.52                --            47,958    0.74
     (0.874)      -- (9)    12.45    7.31              7.20%           68,692    0.64
     (0.869)      --        12.44    1.94                --            74,697    0.58
     (1.069)      --        13.07   10.65                --            83,101    0.61
     (0.972)      --        12.83   18.15                --            62,926    0.61



     (0.423)      --      $ 11.22   (1.93)% (2)          --          $  5,065    1.12% (1)
     (0.864)      --        11.87    2.34                --             5,390    0.99
      0.844       -- (9)    12.45    6.97              6.86%            5,648    0.96
     (0.837)      --        12.44    1.68                --               442    0.83
     (0.718)      --        13.07   11.15 (2)            --               176    0.86 (1)



     (0.381)      --      $ 11.22   (2.30)% (2)          --          $    134    1.87% (1)
     (0.772)      --        11.87    1.50                --               140    1.74
     (0.378)      --        12.45    7.17 (2)            --               139    1.71 (1)





     (0.333)      --      $ 16.73    1.85% (2)           --          $ 21,478    0.50% (1)
     (0.734)      --        16.75    6.98                --            18,429    0.50
     (0.827)   0.003        16.37    4.37              3.76%           19,970    0.47
     (0.761)   0.001        16.50    2.49                --            20,235    0.48
     (0.779)      --        16.84    3.05                --            41,993    0.50
     (0.928)      --        17.12    2.40                --            66,162    0.50



     (0.312)      --      $ 16.73    1.73% (2)           --          $  5,661    0.75% (1)
     (0.693)      --        16.75    6.72                --             4,261    0.75
     (0.786)   0.001        16.36    4.11              3.50%            6,118    0.74
     (0.719)   0.002        16.50    2.23                --             2,480    0.73
     (0.736)      --        16.84    2.79                --             2,976    0.75
     (0.884)      --        17.12    2.15                --             2,394    0.75


   RATIO OF
  EXPENSES TO    RATIO OF NET
    AVERAGE       INVESTMENT
   NET ASSETS       INCOME
    (BEFORE           TO      PORTFOLIO
  WAIVERS AND    AVERAGE NET   TURNOVER
 REIMBURSEMENTS)    ASSETS       RATE
 --------------- ------------ ----------




      1.14% (1)     0.98% (1)     27% (2)
      1.12          0.88          55
      1.14          0.84          59
      1.16          1.00          63
      1.19          0.71          73
      1.21          0.38          81



      1.89% (1)     0.22% (1)     27% (2)
      1.87          0.12          55
      1.89 (1)      0.15 (1)      59 (2)




      0.92% (1)     7.64% (1)     49% (2)
      0.79          7.22         117
      0.76          6.90         147
      0.78          6.80          42
      0.76          6.80          57
      0.73          7.11          82



      1.12% (1)     7.39% (1)     49% (2)
      0.99          7.01         117
      1.02          7.16         147
      1.03          6.55          42
      1.05 (1)      6.61 (1)      57



      1.87% (1)     6.64% (1)     49% (2)
      1.74          6.26         117
      1.71 (1)      5.94 (1)     147 (2)





      0.97% (1)     3.94% (1)     22% (2)
      0.94          4.46          35
      1.02          4.49          22
      0.94          3.76          71
      0.84          3.48          35
      0.89          4.07          59



      1.17% (1)     3.68% (1)     22% (2)
      1.13          4.22          35
      1.21          4.24          22
      1.19          3.58          71
      1.09          3.23          35
      1.14          3.82          59




                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                         NET                                  NON-RECURRING
                        ASSET                     NET           PAYMENT         TOTAL
                        VALUE        NET      REALIZED AND        FROM           FROM
                      BEGINNING   INVESTMENT   UNREALIZED        FORMER       INVESTMENT
                      OF PERIOD  INCOME (LOSS) GAIN/(LOSS)  ADMINISTRATOR (8) OPERATIONS
                      ---------  ------------ ------------  ----------------- ----------
INTERMEDIATE TAX-
 EXEMPT BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)           $ 10.78      0.216 (7)    (0.248)            --          (0.032)
1/1/07 to 12/31/07       10.93      0.435 (7)    (0.060)            --           0.375
1/1/06 to 12/31/06       11.16      0.469 (7)     0.004          0.020           0.493
1/1/05 to 12/31/05       11.41      0.494        (0.250)            --           0.244
1/1/04 to 12/31/04       11.55      0.479        (0.140)            --           0.339
1/1/03 to 12/31/03       11.48      0.452         0.070             --           0.522

CLASS A
1/1/08 to 6/30/08
 (unaudited)           $ 10.78      0.202 (7)    (0.248)            --          (0.046)
1/1/07 to 12/31/07       10.93      0.408 (7)    (0.060)            --           0.348
1/1/06 to 12/31/06       11.16      0.435 (7)     0.011          0.020           0.466
1/1/05 to 12/31/05       11.41      0.466        (0.250)            --           0.216
1/1/04 to 12/31/04       11.55      0.451        (0.140)            --           0.311
1/1/03 to 12/31/03       11.48      0.424         0.070             --           0.494

CLASS C
1/1/08 to 6/30/08
 (unaudited)           $ 10.78      0.161 (7)    (0.247)            --          (0.086)
1/1/07 to 12/31/07       10.94      0.324 (7)    (0.068)            --           0.256
6/26/06 (inception)
 to 12/31/06             10.91      0.180 (7)     0.246             --           0.426

SHORT/INTERMEDIATE
 BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)           $ 10.05      0.212 (7)    (0.139)            --           0.073
1/1/07 to 12/31/07       10.03      0.430 (7)     0.021             --           0.451
1/1/06 to 12/31/06       10.04      0.407 (7)     0.008          0.018           0.433
1/1/05 to 12/31/05       10.29      0.385        (0.248)            --           0.137
1/1/04 to 12/31/04       10.38      0.387        (0.090)            --           0.297
1/1/03 to 12/31/03       10.40      0.440        (0.020)            --           0.420

CLASS A
1/1/08 to 6/30/08
 (unaudited)           $ 10.05      0.200 (7)    (0.139)            --           0.061
1/1/07 to 12/31/07       10.03      0.405 (7)     0.021             --           0.426
1/1/06 to 12/31/06       10.04      0.381 (7)     0.010          0.018           0.409
1/1/05 to 12/31/05       10.29      0.359        (0.248)            --           0.111
1/1/04 to 12/31/04       10.38      0.362        (0.090)            --           0.272
1/1/03 to 12/31/03       10.40      0.414        (0.020)            --           0.394

CLASS C
1/1/08 to 6/30/08
 (unaudited)           $ 10.05      0.162 (7)    (0.139)            --           0.023
1/1/07 to 12/31/07       10.03      0.335 (7)     0.016             --           0.351
6/26/06 (inception)
 to 12/31/06              9.80      0.156 (7)     0.230             --           0.386

TAX-EXEMPT BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)           $ 10.36      0.220 (7)    (0.227)            --          (0.007)
1/1/07 to 12/31/07       10.49      0.437 (7)    (0.085)            --           0.352
1/1/06 to 12/31/06       10.74      0.468 (7)     0.023          0.023           0.514
1/1/05 to 12/31/05       11.02      0.497        (0.200)            --           0.297
1/1/04 to 12/31/04       11.33      0.503        (0.123)            --           0.380
1/1/03 to 12/31/03       11.19      0.496         0.140             --           0.636

                                                 DISTRIBUTIONS
                                                     FROM
                      DIVIDENDS  DISTRIBUTIONS   NON-RECURRING
                       FROM NET    FROM NET         PAYMENT
                      INVESTMENT   REALIZED       FROM FORMER
                        INCOME      GAINS      ADMINISTRATOR (8)
                      ---------- ------------- -----------------
INTERMEDIATE TAX-
 EXEMPT BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)            (0.217)      (0.011)           --
1/1/07 to 12/31/07      (0.435)      (0.090)           --
1/1/06 to 12/31/06      (0.489)      (0.214)       (0.020)
1/1/05 to 12/31/05      (0.494)          --            --
1/1/04 to 12/31/04      (0.479)          --            --
1/1/03 to 12/31/03      (0.452)          --            --

CLASS A
1/1/08 to 6/30/08
 (unaudited)            (0.203)      (0.011)           --
1/1/07 to 12/31/07      (0.408)      (0.090)           --
1/1/06 to 12/31/06      (0.462)      (0.214)       (0.020)
1/1/05 to 12/31/05      (0.466)          --            --
1/1/04 to 12/31/04      (0.451)          --            --
1/1/03 to 12/31/03      (0.424)          --            --

CLASS C
1/1/08 to 6/30/08
 (unaudited)            (0.163)      (0.011)           --
1/1/07 to 12/31/07      (0.326)      (0.090)           --
6/26/06 (inception)
 to 12/31/06            (0.182)      (0.214)           --

SHORT/INTERMEDIATE
 BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)            (0.213)          --            --
1/1/07 to 12/31/07      (0.431)          --            --
1/1/06 to 12/31/06      (0.425)          --        (0.018)
1/1/05 to 12/31/05      (0.387)          --            --
1/1/04 to 12/31/04      (0.387)          --            --
1/1/03 to 12/31/03      (0.440)          --            --

CLASS A
1/1/08 to 6/30/08
 (unaudited)            (0.201)          --            --
1/1/07 to 12/31/07      (0.406)          --            --
1/1/06 to 12/31/06      (0.400)          --        (0.019)
1/1/05 to 12/31/05      (0.361)          --            --
1/1/04 to 12/31/04      (0.362)          --            --
1/1/03 to 12/31/03      (0.414)          --            --

CLASS C
1/1/08 to 6/30/08
 (unaudited)            (0.163)          --            --
1/1/07 to 12/31/07      (0.331)          --            --
6/26/06 (inception)
 to 12/31/06            (0.156)          --            --

TAX-EXEMPT BOND FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)            (0.221)      (0.012)           --
1/1/07 to 12/31/07      (0.437)      (0.045)           --
1/1/06 to 12/31/06      (0.494)      (0.247)       (0.023)
1/1/05 to 12/31/05      (0.497)      (0.080)           --
1/1/04 to 12/31/04      (0.503)      (0.187)           --
1/1/03 to 12/31/03      (0.496)          --            --

         The footnote legend is at the end of the financial highlights.


                        See Notes to Financial Statements


                                                   TOTAL RETURN
              REDEMPTION    NET                     EXCLUDING          NET     RATIO OF NET
                 FEES      ASSET                  NON-RECURRING       ASSETS    OPERATING
               ADDED TO    VALUE                     PAYMENT          END OF   EXPENSES TO
    TOTAL      PAID-IN    END OF    TOTAL          FROM FORMER        PERIOD   AVERAGE NET
DISTRIBUTIONS CAPITAL (4) PERIOD   RETURN (3)  ADMINISTRATOR (3)(8)   (000S)      ASSETS
------------- ----------  -------  ----------- -------------------- ---------  ------------




  (0.228)         --      $ 10.52  (0.31)% (2)         --           $ 134,839    0.60% (1)
  (0.525)         --        10.78   3.43               --             158,834    0.60
  (0.723)         -- (9)    10.93   4.45             4.26%            203,378    0.51
  (0.494)         --        11.16   2.19               --             229,320    0.39
  (0.479)         --        11.41   3.02               --             232,419    0.44
  (0.452)         --        11.55   4.64               --             236,282    0.45



  (0.214)         --      $ 10.52  (0.43)% (2)         --           $  17,534    0.85% (1)
  (0.498)         --        10.78   3.27               --              15,647    0.85
  (0.696)         -- (9)    10.93   4.10             3.91%             18,293    0.83
  (0.466)         --        11.16   1.93               --               1,802    0.64
  (0.451)         --        11.41   2.76               --               2,185    0.69
  (0.424)         --        11.55   4.38               --               2,102    0.70



  (0.174)         --      $ 10.52  (0.80)% (2)         --           $     455    1.60% (1)
  (0.416)         --        10.78   2.39               --                 428    1.60
  (0.396)         --        10.94   3.92 (2)           --                 125    1.61 (1)





  (0.213)         --      $  9.91   0.71% (2)          --           $ 167,210    0.70% (1)
  (0.431)         --        10.05   4.59               --             214,669    0.70
  (0.443)         -- (9)    10.03   4.25             4.06%            245,073    0.63
  (0.387)         --        10.04   1.36               --             257,274    0.57
  (0.387)         --        10.29   2.92               --             250,644    0.60
  (0.440)         --        10.38   4.11               --             279,109    0.60



  (0.201)         --      $  9.91   0.58% (2)          --           $   4,508    0.95% (1)
  (0.406)         --        10.05   4.33               --               4,526    0.95
  (0.419)         -- (9)    10.03   3.99             3.80%              5,956    0.91
  (0.361)         --        10.04   1.10               --               3,707    0.82
  (0.362)         --        10.29   2.66               --               4,350    0.85
  (0.414)         --        10.38   3.85               --               4,547    0.85



  (0.163)         --      $  9.91   0.21% (2)          --           $     767    1.70% (1)
  (0.331)         --        10.05   3.56               --                 321    1.70
  (0.156)         --        10.03   3.96 (2)           --                 159    1.70 (1)




  (0.233)         --      $ 10.12  (0.07)% (2)         --           $  67,534    0.60% (1)
  (0.482)         --        10.36   3.45               --              69,482    0.60
  (0.764)         -- (9)    10.49   4.67             4.44%             78,796    0.54
  (0.577)         --        10.74   2.76               --              75,285    0.45
  (0.690)         --        11.02   3.46               --              76,362    0.52
  (0.496)         --        11.33   5.81               --              86,812    0.51

   RATIO OF
  EXPENSES TO   RATIO OF NET
    AVERAGE      INVESTMENT
  NET ASSETS       INCOME
    (BEFORE          TO       PORTFOLIO
  WAIVERS AND    AVERAGE NET  TURNOVER
REIMBURSEMENTS)    ASSETS       RATE
---------------  -----------  ---------




      0.72% (1)    4.06% (1)    39% (2)
      0.69         4.01         39
      0.68         4.24         76
      0.67         4.38         46
      0.70         4.19         27
      0.72         3.94         40



      0.92% (1)    3.80% (1)    39% (2)
      0.89         3.77         39
      0.88         3.93         76
      0.92         4.13         46
      0.95         3.94         27
      0.97         3.69         40



      1.66% (1)    3.04% (1)    39% (2)
      1.63         3.00         39
      1.63 (1)     3.14 (1)     76 (2)





      0.80% (1)    4.24% (1)    29% (2)
      0.77         4.30         35
      0.84         4.09         44
      0.92         3.80         46
      0.94         3.75         68
      0.97         4.20         61



      1.01% (1)    4.00% (1)    29% (2)
      0.97         4.05         35
      1.04         3.83         44
      1.17         3.55         46
      1.19         3.50         68
      1.22         3.95         61



      1.76% (1)    3.24% (1)    29% (2)
      1.72         3.34         35
      1.73 (1)     3.03 (1)     44 (2)




      0.74% (1)    4.31% (1)    48% (2)
      0.72         4.21         71
      0.76         4.38         83
      0.74         4.55         42
      0.79         4.49         33
      0.79         4.40         43


                       See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                        NET                                  NON-RECURRING
                       ASSET                      NET           PAYMENT        TOTAL
                       VALUE      NET         REALIZED AND        FROM          FROM
                     BEGINNING  INVESTMENT     UNREALIZED        FORMER      INVESTMENT
                     OF PERIOD INCOME (LOSS)   GAIN/(LOSS) ADMINISTRATOR (8) OPERATIONS
                     --------- -------------  ------------ ----------------- ----------
TAX-EXEMPT BOND
 FUND (CONTINUED)

CLASS A
1/1/08 to 6/30/08
 (unaudited)         $ 10.36      0.207 (7)      (0.217)           --          (0.010)
1/1/07 to 12/31/07     10.50      0.411 (7)      (0.095)           --           0.316
1/1/06 to 12/31/06     10.74      0.425 (7)       0.050         0.023           0.498
1/1/05 to 12/31/05     11.02      0.470          (0.200)           --           0.270
1/1/04 to 12/31/04     11.33      0.475          (0.123)           --           0.352
1/1/03 to 12/31/03     11.19      0.468           0.140            --           0.608

CLASS C
1/1/08 to 6/30/08
 (unaudited)         $ 10.36      0.167 (7)      (0.216)           --          (0.049)
1/1/07 to 12/31/07     10.50      0.339 (7)      (0.100)           --           0.239
6/26/06 (inception)
 to 12/31/06           10.49      0.176 (7)       0.261            --           0.437

GOVERNMENT MONEY
 MARKET FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)         $  1.00      0.013              --            --           0.013
1/1/07 to 12/31/07      1.00      0.049           0.001            --           0.050
1/1/06 to 12/31/06      1.00      0.048              --            --           0.048
1/1/05 to 12/31/05      1.00      0.030              --            --           0.030
1/1/04 to 12/31/04      1.00      0.012              --            --           0.012
1/1/03 to 12/31/03      1.00      0.010              --            --           0.010

CLASS A (6)
1/1/08 to 6/30/08
 (unaudited)         $  1.00      0.012              --            --           0.012
1/1/07 to 12/31/07      1.00      0.046              --            --           0.046
1/1/06 to 12/31/06      1.00      0.047              --         0.002           0.049
1/1/05 to 12/31/05      1.00      0.027              --            --           0.027
1/1/04 to 12/31/04      1.00      0.009              --            --           0.009
1/1/03 to 12/31/03      1.00      0.007              --            --           0.007

MONEY MARKET FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)         $  1.00      0.016              --            --           0.016
1/1/07 to 12/31/07      1.00      0.052              --            --           0.052
1/1/06 to 12/31/06      1.00      0.049              --            --           0.049
1/1/05 to 12/31/05      1.00      0.031              --            --           0.031
1/1/04 to 12/31/04      1.00      0.013              --            --           0.013
1/1/03 to 12/31/03      1.00      0.011              --            --           0.011

CLASS A (6)
1/1/08 to 6/30/08
 (unaudited)         $  1.00      0.014              --            --           0.014
1/1/07 to 12/31/07      1.00      0.048              --            --           0.048
1/1/06 to 12/31/06      1.00      0.048              --         0.002           0.050
1/1/05 to 12/31/05      1.00      0.028              --            --           0.028
1/1/04 to 12/31/04      1.00      0.009              --            --           0.009
1/1/03 to 12/31/03      1.00      0.007              --            --           0.007




                                                    DISTRIBUTIONS
                                                        FROM
                        DIVIDENDS  DISTRIBUTIONS   NON-RECURRING
                         FROM NET    FROM NET         PAYMENT
                        INVESTMENT   REALIZED       FROM FORMER
                          INCOME      GAINS      ADMINISTRATOR (8)
                        ---------- ------------- -----------------
TAX-EXEMPT BOND
 FUND (CONTINUED)

CLASS A
1/1/08 to 6/30/08
 (unaudited)              (0.208)     (0.012)             --
1/1/07 to 12/31/07        (0.411)     (0.045)             --
1/1/06 to 12/31/06        (0.468)     (0.247)         (0.023)
1/1/05 to 12/31/05        (0.470)     (0.080)             --
1/1/04 to 12/31/04        (0.475)     (0.187)             --
1/1/03 to 12/31/03        (0.468)         --              --

CLASS C
1/1/08 to 6/30/08
 (unaudited)              (0.169)     (0.012)             --
1/1/07 to 12/31/07        (0.334)     (0.045)             --
6/26/06 (inception)
 to 12/31/06              (0.180)     (0.247)             --

GOVERNMENT MONEY
 MARKET FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)              (0.013)         --              --
1/1/07 to 12/31/07        (0.050)         -- (9)          --
1/1/06 to 12/31/06        (0.048)         --              --
1/1/05 to 12/31/05        (0.030)         --              --
1/1/04 to 12/31/04        (0.012)         --              --
1/1/03 to 12/31/03        (0.010)         --              --

CLASS A (6)
1/1/08 to 6/30/08
 (unaudited)              (0.012)         --              --
1/1/07 to 12/31/07        (0.046)         -- (9)          --
1/1/06 to 12/31/06        (0.047)         --          (0.002)
1/1/05 to 12/31/05        (0.027)         --              --
1/1/04 to 12/31/04        (0.009)         --              --
1/1/03 to 12/31/03        (0.007)         --              --

MONEY MARKET FUND
CLASS I
1/1/08 to 6/30/08
 (unaudited)              (0.016)         --              --
1/1/07 to 12/31/07        (0.052)         --              --
1/1/06 to 12/31/06        (0.049)         --              --
1/1/05 to 12/31/05        (0.031)         --              --
1/1/04 to 12/31/04        (0.013)         --              --
1/1/03 to 12/31/03        (0.011)         --              --

CLASS A (6)
1/1/08 to 6/30/08
 (unaudited)              (0.014)         --              --
1/1/07 to 12/31/07        (0.048)         --              --
1/1/06 to 12/31/06        (0.048)         --          (0.002)
1/1/05 to 12/31/05        (0.028)         --              --
1/1/04 to 12/31/04        (0.009)         --              --
1/1/03 to 12/31/03        (0.007)         --              --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements


                                                  TOTAL RETURN
              REDEMPTION    NET                    EXCLUDING           NET     RATIO OF NET
                FEES       ASSET                 NON-RECURRING       ASSETS      OPERATING
               ADDED TO    VALUE                    PAYMENT          END OF     EXPENSES TO
    TOTAL      PAID-IN    END OF    TOTAL         FROM FORMER        PERIOD     AVERAGE NET
DISTRIBUTIONS CAPITAL (4) PERIOD  RETURN (3)  ADMINISTRATOR (3)(8)   (000S)       ASSETS
------------- ----------- ------- ----------  -------------------- ----------- -------------
  (0.220)         --      $ 10.13 (0.10)% (2)        --            $    56,744    0.85% (1)
  (0.456)         --        10.36  3.09              --                 60,147    0.85
  (0.738)         -- (9)    10.50  4.51            4.28% (3)            77,135    0.85
  (0.550)         --        10.74  2.50              --                  4,197    0.70
  (0.662)         --        11.02  3.21              --                  4,136    0.77
  (0.468)         --        11.33  5.55              --                  3,098    0.76



  (0.181)         --      $ 10.13 (0.48)% (2)        --            $     1,079    1.60% (1)
  (0.379)         --        10.36  2.33              --                    749    1.60
  (0.427)         --        10.50  4.16 (2)          --                    188    1.61 (1)





  (0.013)         --      $  1.00  1.36% (2)         --            $   423,527    0.21% (1)
  (0.050)         --         1.00  5.07              --                279,393    0.19
  (0.048)         --         1.00  4.92              --                312,535    0.24
  (0.030)         --         1.00  3.06              --                215,132    0.20
  (0.012)         --         1.00  1.23              --                332,483    0.21
  (0.010)         --         1.00  1.02              --                249,842    0.19



  (0.012)         --      $  1.00  1.18% (2)         --            $   217,084    0.56% (1)
  (0.046)         --         1.00  4.71              --                207,943    0.54
  (0.049)         --         1.00  4.76            4.56%               238,247    0.57
  (0.027)         --         1.00  2.70              --                262,512    0.55
  (0.009)         --         1.00  0.88              --                234,751    0.56
  (0.007)         --         1.00  0.67              --                374,310    0.54




  (0.016)         --      $  1.00  1.61% (2)         --            $ 3,524,066    0.18% (1)
  (0.052)         --         1.00  5.28              --              2,805,101    0.18
  (0.049)         --         1.00  5.04              --              2,437,872    0.17
  (0.031)         --         1.00  3.15              --              3,724,311    0.17
  (0.013)         --         1.00  1.29              --              2,662,963    0.17
  (0.011)         --         1.00  1.10              --              3,788,967    0.17



  (0.014)         --      $  1.00  1.44% (2)         --            $   813,815    0.53% (1)
  (0.048)         --         1.00  4.91              --              1,169,249    0.53
  (0.050)         --         1.00  4.93            4.68%               880,851    0.52
  (0.028)         --         1.00  2.80              --                920,774    0.52
  (0.009)         --         1.00  0.94              --              1,179,902    0.52
  (0.007)         --         1.00  0.74              --              1,301,168    0.52

    RATIO OF
   EXPENSES TO   RATIO OF NET
     AVERAGE      INVESTMENT
   NET ASSETS       INCOME
     (BEFORE          TO      PORTFOLIO
   WAIVERS AND   AVERAGE NET  TURNOVER
 REIMBURSEMENTS)    ASSETS      RATE
 --------------- ------------ ---------





      0.94% (1)     4.06% (1)   48% (2)
      0.93          3.96        71
      0.95          3.97        83
      0.99          4.30        42
      1.04          4.24        33
      1.04          4.15        43



      1.68% (1)     3.28% (1)   48% (2)
      1.68          3.26        71
      1.68 (1)      3.20 (1)    83 (2)





      0.26% (1)     2.67% (1)  N/A
      0.24          4.94       N/A
      0.29          4.91       N/A
      0.25          3.00       N/A
      0.25          1.23       N/A
      0.24          1.01       N/A



      0.56% (1)     2.35% (1)  N/A
      0.54          4.59       N/A
      0.60          4.46       N/A
      0.60          2.65       N/A
      0.60          0.88       N/A
      0.59          0.66       N/A




      0.24% (1)     3.22% (1)  N/A
      0.24          5.16       N/A
      0.24          4.90       N/A
      0.25          3.16       N/A
      0.24          1.25       N/A
      0.23          1.10       N/A



      0.54% (1)     2.91% (1)  N/A
      0.54          4.80       N/A
      0.56          4.58       N/A
      0.60          2.72       N/A
      0.59          0.90       N/A
      0.58          0.75       N/A


                        See Notes to Financial Statements

                          PHOENIX INSIGHT FUNDS TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                                          NON-RECURRING
                                    ASSET                            NET             PAYMENT           TOTAL
                                    VALUE            NET         REALIZED AND         FROM             FROM
                                  BEGINNING      INVESTMENT       UNREALIZED         FORMER         INVESTMENT
                                  OF PERIOD     INCOME (LOSS)     GAIN/(LOSS)   ADMINISTRATOR (8)   OPERATIONS
                                ------------    -------------    ------------   -----------------   -----------
MONEY MARKET FUND (CONTINUED)

EXCHANGE SHARES
1/1/08 to 6/30/08 (unaudited)         $ 1.00            0.016              --                  --         0.016
1/1/07 to 12/31/07                      1.00            0.052              --                  --         0.052
1/1/06 to 12/31/06                      1.00            0.049              --                  --         0.049
1/1/05 to 12/31/05                      1.00            0.031              --                  --         0.031
1/1/04 to 12/31/04                      1.00            0.013              --                  --         0.013
1/1/03 to 12/31/03                      1.00            0.010              --                  --         0.010

TAX-EXEMPT MONEY MARKET FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)         $ 1.00            0.011              --                  --         0.011
1/1/07 to 12/31/07                      1.00            0.035              --                  --         0.035
1/1/06 to 12/31/06                      1.00            0.033              --               0.001         0.034
1/1/05 to 12/31/05                      1.00            0.022              --                  --         0.022
1/1/04 to 12/31/04                      1.00            0.010              --                  --         0.010
1/1/03 to 12/31/03                      1.00            0.009              --                  --         0.009

CLASS A (6)
1/1/08 to 6/30/08 (unaudited)         $ 1.00            0.010              --                  --         0.010
1/1/07 to 12/31/07                      1.00            0.031              --                  --         0.031
1/1/06 to 12/31/06                      1.00            0.030              --               0.002         0.032
1/1/05 to 12/31/05                      1.00            0.019              --                  --         0.019
1/1/04 to 12/31/04                      1.00            0.007              --                  --         0.007
1/1/03 to 12/31/03                      1.00            0.005              --                  --         0.005

                                                                      DISTRIBUTIONS
                                                                          FROM
                                    DIVIDENDS      DISTRIBUTIONS      NON-RECURRING
                                     FROM NET        FROM NET            PAYMENT
                                    INVESTMENT       REALIZED          FROM FORMER
                                      INCOME           GAINS        ADMINISTRATOR (8)
                                    ----------     -------------    -----------------
MONEY MARKET FUND (CONTINUED)

EXCHANGE SHARES
1/1/08 to 6/30/08 (unaudited)           (0.016)               --                   --
1/1/07 to 12/31/07                      (0.052)               --                   --
1/1/06 to 12/31/06                      (0.049)               --                   --
1/1/05 to 12/31/05                      (0.031)               --                   --
1/1/04 to 12/31/04                      (0.013)               --                   --
1/1/03 to 12/31/03                      (0.010)               --                   --

TAX-EXEMPT MONEY MARKET FUND
CLASS I
1/1/08 to 6/30/08 (unaudited)           (0.011)               --                   --
1/1/07 to 12/31/07                      (0.035)               --                   --
1/1/06 to 12/31/06                      (0.033)               --               (0.001)
1/1/05 to 12/31/05                      (0.022)               --                   --
1/1/04 to 12/31/04                      (0.010)               --                   --
1/1/03 to 12/31/03                      (0.009)               --                   --

CLASS A (6)
1/1/08 to 6/30/08 (unaudited)           (0.010)               --                   --
1/1/07 to 12/31/07                      (0.031)               --                   --
1/1/06 to 12/31/06                      (0.030)               --               (0.002)
1/1/05 to 12/31/05                      (0.019)               --                   --
1/1/04 to 12/31/04                      (0.007)               --                   --
1/1/03 to 12/31/03                      (0.005)               --                   --

FOOTNOTE LEGEND:

(1)   Annualized.

(2)   Not annualized.

(3) Sales charges, where applicable, are not reflected in total return calculation.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.

(6) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

(7)   Computed using average shares outstanding.

(8)   Non-recurring payment. See Note 3 in the Notes to Financial
      Statements.

(9)   Amount is less than $0.0005.

                       See Notes to Financial Statements

                                                TOTAL RETURN
                    NET                          EXCLUDING             NET         RATIO OF NET
                   ASSET                       NON-RECURRING          ASSETS        OPERATING
                   VALUE                          PAYMENT             END OF       EXPENSES TO
   TOTAL           END OF        TOTAL          FROM FORMER           PERIOD       AVERAGE NET
DISTRIBUTIONS      PERIOD      RETURN (3)   ADMINISTRATOR (3)(8)      (000S)         ASSETS
-------------     -------      ----------   --------------------   ------------   -------------



   (0.016)        $  1.00 (2)        1.61%                    --   $    171,463            0.18% (1)
   (0.052)           1.00            5.28                     --        362,476            0.18
   (0.049)           1.00            5.04                     --        440,609            0.17
   (0.031)           1.00            3.15                     --      1,409,677            0.17
   (0.013)           1.00            1.28                     --      1,029,184            0.17
   (0.010)           1.00            1.05                     --        478,586            0.22






   (0.011)        $  1.00 (2)        1.15%                    --   $  1,004,396            0.19% (1)
   (0.035)           1.00            3.52                     --      1,067,153            0.19
   (0.034)           1.00            3.41                   3.31%     1,079,743            0.18
   (0.022)           1.00            2.23                     --      1,035,130            0.22
   (0.010)           1.00            1.00                     --        759,266            0.25
   (0.009)           1.00            0.90                     --        847,140            0.22



   (0.010)        $  1.00 (2)        0.97%                    --   $    214,270            0.54% (1)
   (0.031)           1.00            3.16                     --        219,625            0.53
   (0.032)           1.00            3.18                   2.95%       217,664            0.57
   (0.019)           1.00            1.87                     --        257,842            0.57
   (0.007)           1.00            0.65                     --        191,165            0.60
   (0.005)           1.00            0.54                     --        237,835            0.57

   RATIO OF
  EXPENSES TO           RATIO OF NET
    AVERAGE              INVESTMENT
  NET ASSETS               INCOME
    (BEFORE                  TO
  WAIVERS AND           AVERAGE NET
REIMBURSEMENTS)            ASSETS
---------------         ------------



           0.24% (1)            3.56% (2)
           0.24                 5.16
           0.24                 4.81
           0.30                 3.24
           0.30                 1.35
           0.28                 1.10







           0.24% (1)            2.30% (2)
           0.24                 3.46
           0.25                 3.26
           0.25                 2.22
           0.25                 0.99
           0.23                 0.89




           0.54% (1)            1.94% (2)
           0.53                 3.11
           0.59                 2.88
           0.60                 1.87
           0.60                 0.64
           0.58                 0.54

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2008 (UNAUDITED)

1.    ORGANIZATION

      Phoenix Insight Funds Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Currently sixteen funds are offered for sale (each a "Fund"), each a diversified fund and each having a distinct investment objective.

      The Funds offer the following classes of shares for sale and have the following investment objectives:

                                                                                       CLASS I    CLASS A  CLASS C   EXCHANGE
                                     INVESTMENT OBJECTIVE                              SHARES     SHARES   SHARES     SHARES
                                     ------------------------------------------------  -------    -------  -------   --------
                                     Each Fund seeks to provide....

Balanced Fund                        current income and capital appreciation.             X          X        X         --

Core Equity Fund                     capital appreciation.                                X          X        X         --

Emerging Markets Fund                capital appreciation.                                X          X        X         --

Index Fund                           the return and risk characteristics of the           X          X       --         --
                                       S&P 500(R) Index.

Small-Cap Growth Fund                capital appreciation.                                X          X        X         --

Small-Cap Opportunity Fund           capital appreciation.                                X          X        X         --

Small-Cap Value Fund                 capital appreciation, with income as a               X          X        X         --
                                       secondary objective.

Value Equity Fund                    capital appreciation and current income.             X          X        X         --

High Yield Bond Fund                 a high level of total return through a               X          X        X         --
                                       combination of income and capital
                                       appreciation.

Intermediate Government Bond Fund    a high level of current income, consistent           X          X       --         --
                                       with preservation of capital.

Intermediate Tax-Exempt Bond Fund    a high level of current income that is exempt        X          X        X         --
                                       from federal income tax.

Short/Intermediate Bond Fund         a high level of total return, including a            X          X        X         --
                                       competitive level of current income.

Tax-Exempt Bond Fund                 a high level of current income that is exempt        X          X        X         --
                                       from federal income tax.

Government Money Market Fund         as high a level of current income from               X          X       --         --
                                       government obligations as is consistent
                                       with preservation of capital and liquidity.

Money Market Fund                    as high a level of current income as is              X          X       --          X
                                       consistent with its investment policies and
                                       with preservation of capital and liquidity.

Tax-Exempt Money Market Fund         as high a level of current income that is            X          X       --         --
                                       exempt from federal income taxes as is
                                       consistent with its investment policies and
                                       with preservation of capital and liquidity.

      Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares and Exchange shares are sold without a sales charge.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      On June 30, 2008, the Emerging Markets Fund utilized fair value pricing for its foreign common stock.

      The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of each Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                                             LEVEL 1 -           LEVEL 2 -             LEVEL 3 -
                                               QUOTED          SIGNIFICANT           SIGNIFICANT
                 FUNDS                         PRICES       OBSERVABLE INPUTS    UNOBSERVABLE INPUTS        TOTAL
----------------------------------------     ----------     -----------------    -------------------     -----------
INVESTMENTS IN SECURITIES (MARKET VALUE)
Balanced Fund ..........................     $   44,735       $        27,574     $             180      $    72,489
Core Equity Fund .......................        121,574                    --                    --          121,574
Emerging Markets Fund ..................         71,688                71,726                    52          143,466
Index Fund .............................         44,075                   249                    --           44,324
Small-Cap Growth Fund ..................         23,683                    --                    --           23,683
Small-Cap Opportunity Fund .............        125,271                    --                    --          125,271
Small-Cap Value Fund ...................         92,733                    --                    --           92,733
Value Equity Fund ......................        254,504                    --                    --          254,504
High Yield Bond Fund ...................             40                51,106                   326           51,472
Intermediate Government Bond Fund ......            520                26,316                    43           26,879
Inermediate Tax-Exempt Bond Fund .......          5,488               152,738                    --          158,226
Short/Intermediate Bond Fund ...........          2,744               170,193                   136          173,073
Tax-Exempt Bond Fund ...................          6,957               124,472                    --          131,429
Government Money Market Fund ...........              2               640,488                    --          640,490
Money Market Fund ......................        449,633             4,064,090                    --        4,513,723
Tax-Exempt Money Market Fund ...........         20,053             1,216,291                    --        1,236,344

                          PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


                                             LEVEL 1 -        LEVEL 2 -          LEVEL 3 -
                                              QUOTED         SIGNIFICANT        SIGNIFICANT
                  FUNDS                       PRICES      OBSERVABLE INPUTS   UNOBSERVABLE INPUTS   TOTAL
------------------------------------------   ---------    -----------------   -------------------   -----
OTHER FINANCIAL INSTRUMENTS *
Index Fund ...............................   $     (53)   $              --   $                --   $ (53)

* Other financial instruments are futures contracts not reflected in the Schedules of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were determined fair value:

                                                                                                     INTERMEDIATE      SHORT/
          INVESTMENTS IN SECURITIES                       BALANCED         EMERGING     HIGH YIELD    GOVERNMENT    INTERMEDIATE
              (REPORTED IN 000S)                            FUND         MARKETS FUND    BOND FUND     BOND FUND     BOND FUND
-------------------------------------------------------   --------       ------------   ----------   ------------   ------------
BALANCE AS OF DECEMBER 31, 2007 .......................   $      5       $         46   $      341   $         40   $        246
Accrued discounts/premiums ............................         --                 --            1             --             -- (3)
Realized gain (loss) ..................................         --                 --           --             --             -- (3)
Change in unrealized appreciation (depreciation) (1)...         -- (3)              6           (1)             3              9
Net purchases (sales) .................................         --                 --          (15)            --           (119)
Transfers in and/or out of Level 3 (2) ................        175                 --           --             --             --
                                                          --------       ------------   ----------   ------------   ------------
BALANCE AS OF JUNE 30, 2008 ...........................   $    180       $         52   $      326   $         43   $        136
                                                          ========       ============   ==========   ============   ============

(1) Disclosed in the statements of operations under Net realized and unrealized gain (loss) on investments.

(2) Transfers in or out of level 3 represents the ending value as of June 30, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(3)   Amount is less than $500.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, with the exception of the Money Market Funds, which use the straight line method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.    FUTURES:

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

J.    REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

K.    REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M.    INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

      Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

N.    OPTIONS:

      Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability on the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

      not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

O.    SECURITY LENDING:

      Certain funds may loan securities to qualified brokers through an agreement with PFPC Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At June 30, 2008, none of the funds had securities on loan.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Phoenix Investment Counsel, Inc. ("PIC") ("the Adviser") is the adviser to each fund in the Trust. PIC is an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services to each Fund in the Trust, PIC is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

      Balanced Fund .......................     0.50%
      Core Equity Fund ....................     0.70%
      Emerging Markets Fund ...............     1.00%
      Index Fund ..........................     0.20%
      Small-Cap Growth Fund ...............     0.75%
      Small-Cap Opportunity Fund ..........     0.75%
      Small-Cap Value Fund ................     0.70%
      Value Equity Fund ...................     0.70%
      High Yield Bond Fund ................     0.45%
      Intermediate Government Bond Fund ...     0.45%
      Intermediate Tax-Exempt Bond Fund ...     0.45%
      Short/Intermediate Bond Fund ........     0.55%
      Tax-Exempt Bond Fund ................     0.45%

      As compensation for its services to the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

      The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                                CLASS I (1)   CLASS A     CLASS C
                                                -----------   -------     -------
      Small-Cap Growth Fund .............          1.20%         1.40%       2.15%
      Intermediate Government
         Bond Fund ......................          0.55%         0.75%         --
      Intermediate Tax-Exempt
         Bond Fund ......................          0.65%         0.85%       1.60%
      Short/Intermediate Bond Fund ......          0.75%         0.95%       1.70%
      Tax-Exempt Bond Fund ..............          0.65%         0.85%       1.60%

(1) These percentages do not include the waiver of the Institutional Shares' shareholder servicing fees of 0.05% for each Insight Fund. The Funds' distributor has voluntarily agreed to waive this fee. The distributor may discontinue this voluntary waiver at any time.

      For the Money Market Fund, the Fund's investment adviser limited the Fund's total operating expenses through April 14, 2008, (excluding interest, taxes, and extraordinary expenses) so that such expenses would not exceed 0.18% for Class I Shares (after waiver of the shareholder servicing fee by the Fund's distributor) and Exchange Shares, and 0.53% for Class A Shares.

      Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010 (reported in 000s):

      Intermediate Government Bond Fund ...     $  26
      Intermediate Tax-Exempt Bond Fund ...        18
      Short/Intermediate Bond Fund ........         4
      Tax-Exempt Bond Fund ................        28
      Money Market Fund ...................        77

      PIC pays all subadvisory fees.

      Harris Investment Management, Inc. ("HIM") is the subadviser to all of the Funds, with the exception of the Emerging Markets Fund and the High Yield Bond Fund.

      For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers paid by PIC and increased by 50% of any such reimbursements or waivers subsequently recaptured by PIC.

      Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Emerging Markets Fund.

      SCM Advisors LLC ("SCM") is the subadviser to the High Yield Bond Fund. SCM is an indirect wholly-owned subsidiary of PNX.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

As the distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2008, as follows:

                                                   CLASS A     CLASS C
                                     CLASS A       DEFERRED    DEFERRED
                                   NET SELLING      SALES       SALES
                                   COMMISSIONS     CHARGES     CHARGES
                                    (REPORTED     (REPORTED   (REPORTED
                                     IN 000S)      IN 000S)    IN 000S)
                                   -----------    ---------   ---------
Balanced Fund ..................     $   -- (1)     $  --       $  --
Core Equity Fund ...............         -- (1)        --          --
Emerging Markets Fund ..........          3            --          -- (1)
Index Fund .....................          1            --          --
Small-Cap Growth Fund ..........         -- (1)        --          --
Small-Cap Opportunity Fund .....          1            --          -- (1)
Small-Cap Value Fund ...........         -- (1)        --          -- (1)
Value Equity Fund ..............          1            --          -- (1)
High Yield Bond Fund ...........         -- (1)        --          --
Intermediate Government
   Bond Fund ...................         -- (1)        --          --
Intermediate Tax-Exempt
   Bond Fund ...................          2            --          -- (1)
Short/Intermediate Bond Fund ...         -- (1)        -- (1)      -- (1)
Tax-Exempt Bond Fund ...........          3            --          --

(1)   Amount is less than $500.

In addition, each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                                                EXCHANGE
                               CLASS I (1)  CLASS A    CLASS C   SHARES (1)
                               -----------  -------    -------  -----------
Balanced Fund ..............      0.05%       0.25%     1.00%        --
Core Equity Fund ...........      0.05%       0.25%     1.00%        --
Emerging Markets Fund ......      0.05%       0.25%     1.00%        --
Index Fund .................      0.05%       0.25%       --         --
Small-Cap Growth Fund ......      0.05%       0.25%     1.00%        --
Small-Cap Opportunity
   Fund ....................      0.05%       0.25%     1.00%        --
Small-Cap Value Fund .......      0.05%       0.25%     1.00%        --
Value Equity Fund ..........      0.05%       0.25%     1.00%        --
High Yield Bond Fund .......      0.05%       0.25%     1.00%        --
Intermediate Government
   Bond Fund ...............      0.05%       0.25%       --         --
Intermediate Tax-Exempt
   Bond Fund ...............      0.05%       0.25%     1.00%        --
Short/Intermediate
   Bond Fund ...............      0.05%       0.25%     1.00%        --
Tax-Exempt Bond Fund .......      0.05%       0.25%     1.00%        --
Government Money
   Market Fund .............      0.05%       0.35%       --         --
Money Market Fund ..........      0.05%       0.35%       --       0.05%
Tax-Exempt Money
   Market Fund .............      0.05%       0.35%       --         --

(1) The funds' distributor has voluntarily agreed to waive the funds' Class I Shares' and Exchange Shares' shareholder servicing fees. The distributor may discontinue this voluntary waiver at any time.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within the Phoenix Funds and The Phoenix Edge Series Fund. For the period ending June 30, 2008, the Trust incurred administration fees totaling $1,589 (reported in 000s).

      At the direction of the Trust's former Board of Trustees, on April 3, 2006, Harris N.A. repaid the Funds $7,003,966 representing fees previously paid by the Funds in excess of amounts intended under the Administration agreements approved by the Board of Trustees. The per shareholder amounts allocated to classes A and I are indicated in the Financial Highlights. On April 25, 2006, Harris N.A. also repaid the Funds $2,812,702, representing fees previously paid by the Funds in excess of amounts intended under the Class N Shareholder Service Plans approved by the Board of Directors. These two reimbursements, representing non-recurring payments to the Funds by the former Administrator, are combined and noted as a "Non-recurring payment from former administrator" in the Financial Highlights.

      PEPCO serves as the Trust's transfer agent. For the period ended June 30, 2008, transfer agent fees were $913 (reported in 000s) as reported in the Statements of Operation.

      At June 30, 2008, PNX and its affiliates and Phoenix affiliated Funds held shares, which aggregated the following:

                                                        AGGREGATE
                                                        NET ASSET
                                                          VALUE
                                                        (REPORTED
                                             SHARES      IN 000S)
                                            -------     ---------
      Core Equity Fund, Class C .........     5,914     $    111
      Emerging Markets Fund, Class C ....    19,740          152
      Small-Cap Growth Fund, Class A ....     8,186           98
      Small-Cap Growth Fund, Class C ....     8,191           97
      Small-Cap Value Fund, Class C .....     3,259           92
      Value Equity Fund, Class C ........     8,930          109
      High Yield Bond Fund, Class A .....   394,148        4,422
      High Yield Bond Fund, Class C .....     9,471          106
      Intermediate Tax-Exempt Bond Fund,
         Class C ........................    10,032          106
      Short/Intermediate Bond Fund,
         Class C ........................    10,885          108
      Tax-Exempt Bond Fund, Class C .....    10,470          106

      The Harris Insight Funds Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over 5 years. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statements of Assets and Liabilities at June 30, 2008.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

4.    PURCHASES AND SALES OF SECURITIES
      (amounts reported in 000s)

      Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2008, were as follows:

                                   PURCHASES     SALES
                                   ---------   ---------
      Balanced Fund ...........    $  15,175   $  18,354
      Core Equity Fund ........       38,587      42,633
      Emerging Markets Fund ...      130,511     164,928
      Index Fund ..............        1,359       7,560
      Small-Cap Growth Fund ...       10,706      10,691
      Small-Cap Opportunity
         Fund .................       56,201      84,073
      Small-Cap Value Fund ....       41,148      69,984
      Value Equity Fund .......       70,989      80,916
      High Yield Bond Fund ....       25,616      23,876
      Intermediate Government
         Bond Fund ............           --         453
      Intermediate Tax-Exempt
         Bond Fund ............       62,873      73,212
      Short/Intermediate Bond
         Fund .................        6,921      36,806
      Tax-Exempt Bond Fund ....       59,807      63,550

      Purchases and sales of long term U.S. Government and agency securities for all Funds except the Money Market Funds during the period ended June 30, 2008, were as follows:

                                   PURCHASES     SALES
                                   ---------   ---------
      Balanced Fund .............  $   6,839    $  8,445
      Intermediate Government
         Bond Fund ..............     10,738       5,014
      Short/Intermediate
         Bond Fund ..............     47,736      48,983

5.    CAPITAL SHARES

      Transactions (reported in 000s) in shares of capital stock, during the periods ended as indicated below, were as follows:

                                 SHARES         AMOUNT     SHARES     AMOUNT
                                 ------        --------    ------   ---------
        BALANCED FUND                1/1/08 - 6/30/08      1/1/07 - 12/31/07
-----------------------------    ----------------------    ------------------
CLASS I
Sale of shares                      240        $  3,271       431   $   6,652
Reinvestment of distributions        52             701       529       7,697
Shares repurchased                 (539)         (7,332)     (934)    (14,471)
                                 ------        --------    ------   ---------
Net Increase / (Decrease)          (247)       $ (3,360)       26   $    (122)
                                 ======        ========    ======   =========
CLASS A
Sale of shares                       32        $    434       173   $   2,668
Reinvestment of distributions         6              85        70       1,014
Shares repurchased                 (179)         (2,416)     (269)     (4,124)
                                 ------        --------    ------   ---------
Net Increase / (Decrease)          (141)       $ (1,897)      (26)  $    (442)
                                 ======        ========    ======   =========
CLASS C
Sale of shares                        1        $     12        17   $     275
Reinvestment of distributions        -- (1)           1         2          26
Shares repurchased                   (2)            (35)      (14)       (221)
                                 ------        --------    ------   ---------
Net Increase / (Decrease)            (1)       $    (22)        5   $      80
                                 ======        ========    ======   =========

(1)   Shares less than 500.

                          PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                 SHARES        AMOUNT      SHARES        AMOUNT
                                --------      ---------   --------      ---------
CORE EQUITY FUND (2)                1/1/08 - 6/30/08          1/1/07 - 12/31/07
                                -----------------------   -----------------------
CLASS I
Sale of shares                       420      $   8,176        506      $  11,415
Reinvestment of distributions         46            895        430          9,065
Shares repurchased                  (562)       (10,977)    (1,666)       (37,569)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)            (96)     $  (1,906)      (730)     $ (17,089)
                                ========      =========   ========      =========

CLASS A
Sale of shares                        32      $     618         59      $   1,317
Reinvestment of distributions          6            108         49          1,024
Shares repurchased                   (61)        (1,189)      (156)        (3,438)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)            (23)     $    (463)       (48)     $  (1,097)
                                ========      =========   ========      =========

CLASS C
Sale of shares                         1      $      16          3      $      78
Reinvestment of distributions         -- (1)          2          1             26
Shares repurchased                    (1)           (20)        -- (1)        (10)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)             --      $      (2)         4      $      94
                                ========      =========   ========      =========

EMERGING MARKETS FUND               1/1/08 - 6/30/08          1/1/07 - 12/31/07
                                -----------------------   -----------------------
CLASS I
Sale of shares                       954      $   8,633      1,262      $  14,876
Reinvestment of distributions      1,156          9,272      7,822         78,504
Shares repurchased                (5,638)       (52,738)    (8,964)      (105,624)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)         (3,528)     $ (34,833)       120      $ (12,244)
                                ========      =========   ========      =========

CLASS A
Sale of shares                       848      $   7,670        692      $   7,857
Reinvestment of distributions        126            986        406          3,939
Shares repurchased                  (547)        (4,904)      (527)        (6,011)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)            427      $   3,752        571      $   5,785
                                ========      =========   ========      =========

CLASS C
Sale of shares                        41      $     363         17      $     190
Reinvestment of distributions          4             28         11            103
Shares repurchased                    (6)           (53)        (4)           (40)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)             39      $     338         24      $     253
                                ========      =========   ========      =========

INDEX FUND                          1/1/08 - 6/30/08          1/1/07 - 12/31/07
                                -----------------------   -----------------------
CLASS I
Sale of shares                        12      $     242          9      $     202
Reinvestment of distributions          6            108         39            830
Shares repurchased                  (319)        (6,284)      (859)       (19,387)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)           (301)     $  (5,934)      (811)     $ (18,355)
                                ========      =========   ========      =========

CLASS A
Sale of shares                        76      $   1,476        310      $   7,202
Reinvestment of distributions         15            287         71          1,508
Shares repurchased                   (49)          (960)      (263)        (5,870)
                                --------      ---------   --------      ---------
Net Increase / (Decrease)             42      $     803        118      $   2,840
                                ========      =========   ========      =========

(1)   Shares less than 500.

(2) During the period ended June 30, 2008, a non-affiliate reimbursed the Fund $58 as a result of dilutions caused by an incorrectly processed accounting entry. The effect of this activity would have reduced total return by less than .01% for the Fund.

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                   SHARES          AMOUNT       SHARES       AMOUNT
                                 ----------      ----------   ----------   ----------
SMALL-CAP GROWTH FUND                 1/1/08 - 6/30/08           1/1/07 - 12/31/07
                                 --------------------------   -----------------------
CLASS I
Sale of shares                           10      $      120           13   $      189
Reinvestment of distributions            --              --           67          906
Shares repurchased                      (33)           (398)        (128)      (1,805)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)               (23)     $     (278)         (48)  $     (710)
                                 ==========      ==========   ==========   ==========

CLASS A
Sale of shares                           25      $      298           25   $      346
Reinvestment of distributions            --              --            1           15
Shares repurchased                       (4)            (56)          (2)         (25)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)                21      $      242           24   $      336
                                 ==========      ==========   ==========   ==========

CLASS C
Sale of shares                            3      $       36            1   $       20
Reinvestment of distributions            --              --            1            5
Shares repurchased                       --              --           (1)         (14)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)                 3      $       36            1   $       11
                                 ==========      ==========   ==========   ==========

SMALL-CAP OPPORTUNITY FUND            1/1/08 - 6/30/08           1/1/07 - 12/31/07
                                 --------------------------   -----------------------
CLASS I
Sale of shares                          149      $    1,890          267   $    5,117
Reinvestment of distributions            --              --        2,255       33,456
Shares repurchased                   (1,718)        (22,002)     (14,344)    (269,054)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)            (1,569)     $  (20,112)     (11,822)  $ (230,481)
                                 ==========      ==========   ==========   ==========

CLASS A
Sale of shares                          243      $    2,878        1,448   $   24,765
Reinvestment of distributions            --              --          649        8,915
Shares repurchased                   (1,072)        (12,806)      (2,723)     (50,071)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)              (829)     $   (9,928)        (626)  $  (16,391)
                                 ==========      ==========   ==========   ==========

CLASS C
Sale of shares                           22      $      267           33   $      586
Reinvestment of distributions            --              --           12          150
Shares repurchased                       (6)            (69)          (8)        (140)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)                16      $      198           37   $      596
                                 ==========      ==========   ==========   ==========

SMALL-CAP VALUE FUND                  1/1/08 - 6/30/08           1/1/07 - 12/31/07
                                 --------------------------   -----------------------
CLASS I
Sale of shares                          100      $    2,987          431   $   18,454
Reinvestment of distributions            --              --          801       28,800
Shares repurchased                     (675)        (20,004)      (4,953)    (205,547)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)              (575)     $  (17,017)      (3,721)  $ (158,293)
                                 ==========      ==========   ==========   ==========

CLASS A
Sale of shares                           64      $    1,865          233   $    9,994
Reinvestment of distributions            --              --          307       10,882
Shares repurchased                     (448)        (12,760)      (1,285)     (53,756)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)              (384)     $  (10,895)        (745)  $  (32,880)
                                 ==========      ==========   ==========   ==========

CLASS C
Sale of shares                            1      $       38            4   $      144
Reinvestment of distributions            --              --            1           50
Shares repurchased                       -- (1)          (3)          (1)         (32)
                                 ----------      ----------   ----------   ----------
Net Increase / (Decrease)                 1      $       35            4   $      162
                                 ==========      ==========   ==========   ==========

(1)   Shares less than 500.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                       SHARES          AMOUNT       SHARES          AMOUNT
                                     ----------      ----------   ----------      ----------
VALUE EQUITY FUND                         1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   --------------------------
CLASS I
Sale of shares                              885      $   11,373        1,411      $   21,921
Reinvestment of distributions               571           7,068        2,108          29,666
Shares repurchased                       (1,801)        (23,291)      (2,989)        (46,066)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                  (345)     $   (4,850)         530      $    5,521
                                     ==========      ==========   ==========      ==========

CLASS A
Sale of shares                              254      $    3,285          234      $    3,639
Reinvestment of distributions                54             680          189           2,686
Shares repurchased                         (224)         (2,889)        (582)         (8,923)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                    84      $    1,076         (159)     $   (2,598)
                                     ==========      ==========   ==========      ==========

CLASS C
Sale of shares                                7      $       94           36      $      525
Reinvestment of distributions                 1              13            2              37
Shares repurchased                          (22)           (292)          (1)            (19)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                   (14)     $     (185)          37      $      543
                                     ==========      ==========   ==========      ==========

HIGH-YIELD BOND FUND                      1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   --------------------------
CLASS I
Sale of shares                              161      $    1,839          214      $    2,653
Reinvestment of distributions               146           1,664          315           3,885
Shares repurchased                         (202)         (2,321)      (2,007)        (24,972)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                   105      $    1,182       (1,478)     $  (18,434)
                                     ==========      ==========   ==========      ==========

CLASS A
Sale of shares                               12      $      147           28      $      345
Reinvestment of distributions                16             178           30             369
Shares repurchased                          (31)           (352)         (58)           (706)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                    (3)     $      (27)          --      $        8
                                     ==========      ==========   ==========      ==========

CLASS C
Sale of shares                               --      $       --           -- (1)  $        1
Reinvestment of distributions                -- (1)           4            1               6
Shares repurchased                           -- (1)          (1)          -- (1)          -- (2)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                    --      $        3            1      $        7
                                     ==========      ==========   ==========      ==========

INTERMEDIATE GOVERNMENT BOND FUND         1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   --------------------------
CLASS I
Sale of shares                              439      $    7,472          363      $    5,969
Reinvestment of distributions                23             391           44             729
Shares repurchased                         (278)         (4,701)        (527)         (8,656)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                   184      $    3,162         (120)     $   (1,958)
                                     ==========      ==========   ==========      ==========

CLASS A
Sale of shares                              110      $    1,871           21      $      356
Reinvestment of distributions                 5              88           10             169
Shares repurchased                          (31)           (525)        (151)         (2,475)
                                     ----------      ----------   ----------      ----------
Net Increase / (Decrease)                    84      $    1,434         (120)     $   (1,950)
                                     ==========      ==========   ==========      ==========

(1)   Shares less than 500.

(2)   Amount less than $500.

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                       SHARES          AMOUNT       SHARES       AMOUNT
                                     ----------      ----------   ----------   ----------
INTERMEDIATE TAX-EXEMPT BOND FUND         1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   -----------------------
CLASS I
Sale of shares                              759      $    8,104        1,548   $   16,787
Reinvestment of distributions                36             381          106        1,142
Shares repurchased                       (2,704)        (28,723)      (5,521)     (59,805)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                (1,909)     $  (20,238)      (3,867)  $  (41,876)
                                     ==========      ==========   ==========   ==========

CLASS A
Sale of shares                              402      $    4,284          402   $    4,357
Reinvestment of distributions                 9             100           29          321
Shares repurchased                         (195)         (2,079)        (653)      (7,078)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                   216      $    2,305         (222)  $   (2,400)
                                     ==========      ==========   ==========   ==========

CLASS C
Sale of shares                                9      $       97           35   $      373
Reinvestment of distributions                -- (1)           4            1            7
Shares repurchased                           (6)            (62)          (7)         (74)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                     3      $       39           29   $      306
                                     ==========      ==========   ==========   ==========

SHORT/INTERMEDIATE BOND FUND              1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   -----------------------
CLASS I
Sale of shares                              392      $    3,939        1,075   $   10,772
Reinvestment of distributions               136           1,367          325        3,262
Shares repurchased                       (5,016)        (50,394)      (4,472)     (44,804)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                (4,488)     $  (45,088)      (3,072)  $  (30,770)
                                     ==========      ==========   ==========   ==========

CLASS A
Sale of shares                               63      $      639           46   $      458
Reinvestment of distributions                 7              76           16          156
Shares repurchased                          (66)           (664)        (205)      (2,051)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                     4      $       51         (143)  $   (1,437)
                                     ==========      ==========   ==========   ==========

CLASS C
Sale of shares                               61      $      617           21   $      211
Reinvestment of distributions                 1              10            1            5
Shares repurchased                          (17)           (164)          (6)         (56)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                    45      $      463           16   $      160
                                     ==========      ==========   ==========   ==========

TAX-EXEMPT BOND FUND (2)                  1/1/08 - 6/30/08            1/1/07 - 12/31/07
                                     --------------------------   -----------------------
CLASS I
Sale of shares                              591      $    6,089        1,099   $   11,436
Reinvestment of distributions                15             152           37          381
Shares repurchased                         (646)         (6,626)      (1,934)     (20,078)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                   (40)     $     (385)        (798)  $   (8,261)
                                     ==========      ==========   ==========   ==========

CLASS A
Sale of shares                              407      $    4,159          272   $    2,824
Reinvestment of distributions                69             704          162        1,680
Shares repurchased                         (679)         (7,029)      (1,975)     (20,513)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                  (203)     $   (2,166)      (1,541)  $  (16,009)
                                     ==========      ==========   ==========   ==========

CLASS C
Sale of shares                               72      $      744           58   $      602
Reinvestment of distributions                 1               9            1            7
Shares repurchased                          (38)           (395)          (5)         (47)
                                     ----------      ----------   ----------   ----------
Net Increase / (Decrease)                    35      $      358           54   $      562
                                     ==========      ==========   ==========   ==========

(1)   Shares less than 500.

(2) During the period ended June 30, 2008, a non-affiliate reimbursed the Fund $76 as a result of dilutions caused by an incorrectly processed accounting entry. The effect of this activity would have reduced total return by less than .01% for the Fund.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                      SHARES         AMOUNT         SHARES         AMOUNT
                                   ------------   ------------   ------------   ------------
GOVERNMENT MONEY MARKET FUND            1/1/08 - 6/30/08              1/1/07 - 12/31/07
                                   ---------------------------   ---------------------------
CLASS I
Sale of shares                          444,338   $    444,338        420,415   $    420,415
Reinvestment of distributions               152            152            175            175
Shares repurchased                     (300,354)      (300,354)      (453,680)      (453,681)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)               144,136   $    144,136        (33,090)  $    (33,091)
                                   ============   ============   ============   ============

CLASS A
Sale of shares                          699,763   $    699,763      1,402,111   $  1,402,111
Reinvestment of distributions             2,868          2,868          9,744          9,744
Shares repurchased                     (693,488)      (693,488)    (1,442,130)    (1,442,130)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)                 9,143   $      9,143        (30,275)  $    (30,275)
                                   ============   ============   ============   ============

MONEY MARKET FUND                       1/1/08 - 6/30/08              1/1/07 - 12/31/07
                                   ---------------------------   ---------------------------
CLASS I
Sale of shares                        6,424,901   $  6,424,901     19,065,038   $ 19,065,038
Reinvestment of distributions            11,982         11,982         31,843         31,843
Shares repurchased                   (5,717,927)    (5,717,927)   (18,729,650)   (18,729,651)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)               718,957   $    718,956        367,231   $    367,230
                                   ============   ============   ============   ============

CLASS A
Sale of shares                        1,025,912   $  1,025,912      2,428,503   $  2,428,503
Reinvestment of distributions            16,736         16,736         45,614         45,613
Shares repurchased                   (1,398,085)    (1,398,085)    (2,185,697)    (2,185,721)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)              (355,437)  $   (355,437)       288,420   $    288,395
                                   ============   ============   ============   ============

CLASS E
Sale of shares                        1,783,623   $  1,783,623      3,430,631   $  3,430,631
Reinvestment of distributions             5,493          5,493         21,043         21,043
Shares repurchased                   (1,980,130)    (1,980,130)    (3,529,810)    (3,529,810)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)              (191,014)  $   (191,014)       (78,136)  $    (78,136)
                                   ============   ============   ============   ============

TAX-EXEMPT MONEY MARKET FUND            1/1/08 - 6/30/08              1/1/07 - 12/31/07
                                   ---------------------------   ---------------------------
CLASS I
Sale of shares                          782,226   $    782,226      1,888,028   $  1,888,028
Reinvestment of distributions                39             39            108            108
Shares repurchased                     (845,497)      (845,497)    (1,900,748)    (1,900,748)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)               (63,232)  $    (63,232)       (12,612)  $    (12,612)
                                   ============   ============   ============   ============

CLASS A
Sale of shares                          201,545   $    201,545        546,653   $    546,653
Reinvestment of distributions             2,162          2,162          6,062          6,062
Shares repurchased                     (209,168)      (209,168)      (550,757)      (550,757)
                                   ------------   ------------   ------------   ------------
Net Increase / (Decrease)                (5,461)  $     (5,461)         1,958   $      1,958
                                   ============   ============   ============   ============

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

6.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2008, the Funds held the following illiquid and restricted securities (reported in 000s):

                                                                                                       % OF
                                                     ACQUISITION   ACQUISITION   MARKET VALUE AT   NET ASSETS AT
                                                        DATE          COST        JUNE 30, 2008    JUNE 30, 2008
                                                     -----------   -----------   ---------------   -------------
BALANCED FUND
Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ...............................     11/1/06        $ 12            $  6             0.0%

INDEX FUND
Seagate Technology Tax Refund Rights .............     10/1/01           0               0             0.0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ...............................     11/1/06          81              43             0.2%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage Acceptance Corp. 96-M, 1 144A             10/2/96          21
0.000% due 11/28/11 ..............................     4/28/04          12
                                                                      ----
                                                                        33              27             0.0%
Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ...............................     11/1/06         176             109             0.1%

Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7.    10% SHAREHOLDERS

      As of June 30, 2008, certain Funds had omnibus (comprised of a group of individual shareholders) and/or individual shareholder accounts, which amounted to more than 10% of the total shares outstanding of the funds as detailed below:

                                      % OF SHARES     NUMBER
                                      OUTSTANDING   OF ACCOUNTS
                                      -----------   -----------
Balanced Fund .....................       86%            1
Core Equity Fund ..................       87             3
Emerging Markets Fund .............       77             4
Index Fund ........................       46             1
Small-Cap Growth Fund .............       79             2
Small-Cap Opportunity Fund ........       43             3
Small-Cap Value Fund ..............       43             2
Value Equity Fund .................       64             3
High Yield Bond Fund ..............       74             2
Intermediate Government
   Bond Fund ......................       72             1
Intermediate Tax-Exempt
   Bond Fund ......................       75             2
Short/Intermediate Bond Fund ......       76             2
Tax-Exempt Bond Fund ..............       31             1
Government Money Market
   Fund ...........................       92             3
Money Market Fund .................       74             3
Tax-Exempt Money Market
   Fund ...........................       94             2

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

8.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At June 30, 2008, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                PERCENTAGE
                                                 OF TOTAL
              FUND             SECTOR/COUNTRY   NET ASSETS
      ---------------------    --------------   ----------
      Emerging Markets Fund        Brazil           35%
      Small-Cap Value Fund       Financials         27

9.    INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.   FEDERAL TAX INFORMATION
      (amounts reported in 000s)

      The Funds have capital loss carryovers which may be used to offset future realized capital gains as follows:

                                                                       EXPIRATION YEAR
                                       ------------------------------------------------------------------------------
                                        2008     2009     2010     2011     2012     2013     2014     2015     TOTAL
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
      High Yield Bond Fund .........   $1,399   $  724   $  723   $   --   $   --   $   --   $2,152   $   --   $4,998
      Intermediate Government
         Bond Fund .................       --       --       --       --       --       --      119       17      136
      Short/Intermediate
         Bond Fund .................       --       --    2,589      232       --    1,270      823    1,171    6,085
      Government Money
         Market Fund ...............       --       --       --       --       --       --       --        4        4
      Money Market Fund ............       --       --       --      551       --       60       --       --      611
      Tax-Exempt Money
         Market Fund ...............       --       --       --      147       13        2       --       --      162

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      The High Yield Bond Fund's amounts include losses acquired in connection with a prior year merger. Utilization of this capital loss carryover is subject to annual limitations.

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

11.   RECENTLY ISSUED ACCOUNTING STANDARDS

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

12.   OTHER

      On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX's shareholders. The Fund's Administrator and Transfer Agent, PEPCO, a subsidiary of PXP, and the Funds' Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX INSIGHT FUNDS TRUST
                            MAY 13, 2008 (UNAUDITED)

At a special meeting of shareholders of Phoenix Insight Bond Fund, a series of Phoenix Insight Funds Trust, held on May 13, 2008, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                         FOR       AGAINST   ABSTAIN
                                                      ----------   -------   -------
To approve an Agreement and Plan of
   Reorganization to merge Phoenix Insight
   Bond Fund, a series of Phoenix
   Insight Funds Trust into Phoenix Bond Fund,
   a series of Phoenix Opportunities Trust ......     13,367,166    3.00        0

PHOENIX INSIGHT FUNDS TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        phoenixfunds.com

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[PHOENIX LOGO]                                                   PRSRT STD

Phoenix Equity Planning Corporation                             U.S. POSTAGE
P.O. Box 150480                                                     PAID
Hartford, CT 06115-0480                                         LANCASTER, PA
                                                                 PERMIT 1793

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              September 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              September 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              September 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.